UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 937-6739

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

November 30, 2011

Schedules of Investments

November 30, 2011 (unaudited)

Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 97.4%
CONSUMER DISCRETIONARY — 17.4%
Auto Components — 0.0%
25,000	Tenneco Inc.*	$724,000

Automobiles — 0.1%
30,500	Harley-Davidson Inc.	1,121,485

Distributors — 0.3%
137,300	LKQ Corp.*	4,191,769

Diversified Consumer Services — 1.5%
492,402	Apollo Group Inc., Class A Shares*	23,871,649

Hotels, Restaurants & Leisure — 2.2%
262,700	Ctrip.com International Ltd., ADR*	7,145,440
389,561	Starbucks Corp.	16,938,112
162,463	Starwood Hotels & Resorts Worldwide Inc.	7,746,236
34,100	Tim Hortons Inc.	1,723,755

	Total Hotels, Restaurants & Leisure	33,553,543

Household Durables — 0.1%
26,500	Harman International Industries Inc.	1,094,450

Internet & Catalog Retail — 3.5%
101,310	Amazon.com Inc.*	19,480,900
74,925	priceline.com Inc.*	36,405,307

	Total Internet & Catalog Retail	55,886,207

Media — 2.8%
681,830	Comcast Corp., Class A Shares	15,457,087
286,300	DIRECTV, Class A Shares*	13,519,086
41,600	Discovery Communications Inc., Class A Shares*	1,746,368
275,340	Viacom Inc., Class B Shares	12,324,218

	Total Media	43,046,759

Multiline Retail — 2.0%
108,200	Dollar General Corp.*	4,389,674
31,850	Dollar Tree Inc.*	2,595,457
386,758	Macy’s Inc.	12,503,886
227,750	Target Corp.	12,002,425

	Total Multiline Retail	31,491,442

Specialty Retail — 3.2%
46,500	Bed Bath & Beyond Inc.*	2,813,715
77,400	Chico’s FAS Inc.	804,960
34,700	Dick’s Sporting Goods Inc.*	1,364,057
158,100	Home Depot Inc. (The)	6,200,682
475,300	Lowe’s Cos., Inc.	11,411,953
52,200	O’Reilly Automotive Inc.*	4,031,928
758,600	Staples Inc.	10,931,426
14,900	Tiffany & Co.	998,896

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
163,300	TJX Cos. Inc.	$10,075,610
18,400	Tractor Supply Co.	1,329,032

	Total Specialty Retail	49,962,259

Textiles, Apparel & Luxury Goods — 1.7%
103,700	Coach Inc.	6,490,583
100,163	Lululemon Athletica Inc.*	4,978,101
142,550	NIKE Inc., Class B Shares	13,710,459
18,600	Warnaco Group Inc. (The)*	942,834

	Total Textiles, Apparel & Luxury Goods	26,121,977

	TOTAL CONSUMER DISCRETIONARY	271,065,540

CONSUMER STAPLES — 3.3%
Beverages — 0.1%
24,800	Hansen Natural Corp.*	2,286,560

Food & Staples Retailing — 1.1%
87,600	Costco Wholesale Corp.	7,472,280
272,200	Walgreen Co.	9,178,584

	Total Food & Staples Retailing	16,650,864

Food Products — 2.1%
337,130	General Mills Inc.	13,468,344
26,600	Green Mountain Coffee Roasters Inc.(a)*	1,394,638
314,796	Hershey Co. (The)	18,157,433

	Total Food Products	33,020,415

	TOTAL CONSUMER STAPLES	51,957,839

ENERGY — 11.1%
Energy Equipment & Services — 4.3%
105,600	Baker Hughes Inc.	5,766,816
45,100	Complete Production Services Inc.*	1,572,637
117,200	Ensco PLC, ADR	6,090,884
323,270	Halliburton Co.	11,896,336
133,400	McDermott International Inc.*	1,508,754
173,340	National-Oilwell Varco Inc.	12,428,478
264,150	Schlumberger Ltd.	19,898,420
33,400	Superior Energy Services Inc.(a)*	992,314
440,490	Weatherford International Ltd.*	6,677,828

	Total Energy Equipment & Services	66,832,467

Oil, Gas & Consumable Fuels — 6.8%
28,000	Cabot Oil & Gas Corp.	2,480,520
39,400	Concho Resources Inc.*	4,003,828
40,000	Continental Resources Inc.*	2,823,600
408,100	El Paso Corp.	10,206,581
240,200	EOG Resources Inc.	24,918,348
94,400	Exxon Mobil Corp.	7,593,536
36,700	InterOil Corp.(a)*	2,006,756
73,600	Kodiak Oil & Gas Corp.*	653,568
269,780	Occidental Petroleum Corp.	26,681,242

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
411,560	Suncor Energy Inc.	$12,355,031
531,300	Valero Energy Corp.	11,832,051

	Total Oil, Gas & Consumable Fuels	105,555,061

	TOTAL ENERGY	172,387,528

FINANCIALS — 2.4%
Capital Markets — 0.3%
78,000	Jefferies Group Inc.(a)	892,320
102,500	Raymond James Financial Inc.	3,055,525
19,500	T. Rowe Price Group Inc.	1,106,820

	Total Capital Markets	5,054,665

Diversified Financial Services — 2.0%
55,350	CME Group Inc., Class A Shares	13,797,648
137,600	IntercontinentalExchange Inc.*	16,748,672
27,400	Moody’s Corp.(a)	951,054

	Total Diversified Financial Services	31,497,374

Real Estate Investment Trusts (REITs) — 0.1%
52,700	CB Richard Ellis Group Inc., Class A Shares*	885,887

	TOTAL FINANCIALS	37,437,926

HEALTH CARE — 10.5%
Biotechnology — 2.5%
72,814	Alexion Pharmaceuticals Inc.*	4,999,409
418,990	Celgene Corp.*	26,429,889
259,212	Vertex Pharmaceuticals Inc.*	7,514,556

	Total Biotechnology	38,943,854

Health Care Equipment & Supplies — 0.3%
33,100	Cooper Cos., Inc. (The)	2,027,706
9,900	Edwards Lifesciences Corp.*	653,697
3,463	Intuitive Surgical Inc.*	1,503,669

	Total Health Care Equipment & Supplies	4,185,072

Health Care Providers & Services — 1.2%
32,200	Catalyst Health Solutions Inc.*	1,675,044
38,900	DaVita Inc.*	2,963,402
24,300	Mednax Inc.*	1,637,820
247,300	UnitedHealth Group Inc.	12,060,821

	Total Health Care Providers & Services	18,337,087

Health Care Technology — 0.5%
103,885	Cerner Corp.*	6,334,907
17,500	SXC Health Solutions Corp.*	1,029,350

	Total Health Care Technology	7,364,257

Life Sciences Tools & Services — 0.0%
14,600	Illumina Inc.*	406,172

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Pharmaceuticals — 6.0%
339,300	Allergan Inc.	$28,406,196
390,480	Eli Lilly & Co.	14,779,668
120,350	Novo Nordisk, ADR	13,665,743
113,693	Perrigo Co.	11,130,545
74,662	Shire PLC, ADR	7,564,754
871,070	Warner Chilcott PLC, Class A Shares*	13,693,220
71,200	Watson Pharmaceuticals Inc.*	4,600,944

	Total Pharmaceuticals	93,841,070

	TOTAL HEALTH CARE	163,077,512

INDUSTRIALS — 12.0%
Aerospace & Defense — 3.0%
69,500	BE Aerospace Inc.*	2,707,025
70,350	Goodrich Corp.	8,583,404
128,023	Precision Castparts Corp.	21,091,789
199,510	United Technologies Corp.	15,282,466

	Total Aerospace & Defense	47,664,684

Air Freight & Logistics — 2.1%
249,200	Expeditors International of Washington Inc.	10,842,692
233,740	FedEx Corp.	19,419,119
52,200	HUB Group Inc., Class A Shares*	1,554,516
63,000	UTi Worldwide Inc.	980,280

	Total Air Freight & Logistics	32,796,607

Airlines — 0.2%
25,900	Alaska Air Group Inc.*	1,797,978
64,300	United Continental Holdings Inc.*	1,155,471

	Total Airlines	2,953,449

Commercial Services & Supplies — 0.2%
89,600	Waste Connections Inc.	2,936,192

Construction & Engineering — 0.3%
76,000	Chicago Bridge & Iron Co. NV, Class NY Shares	3,142,600
91,600	Quanta Services Inc.*	1,886,044

	Total Construction & Engineering	5,028,644

Electrical Equipment — 0.4%
77,250	AMETEK Inc.	3,309,390
40,400	Cooper Industries PLC	2,243,412

	Total Electrical Equipment	5,552,802

Industrial Conglomerates — 3.4%
516,020	Danaher Corp.	24,965,047
1,006,060	General Electric Co.	16,006,415
252,450	Tyco International Ltd.	12,107,502

	Total Industrial Conglomerates	53,078,964

Machinery — 1.2%
87,900	Caterpillar Inc.	8,603,652
82,675	Cummins Inc.	7,964,083

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
24,200	Navistar International Corp.*	$900,966
18,600	Pall Corp.	1,013,514

	Total Machinery	18,482,215

Professional Services — 0.1%
33,500	Verisk Analytics Inc., Class A Shares*	1,315,880

Road & Rail — 0.9%
437,600	Hertz Global Holdings Inc.*	4,949,256
82,687	Union Pacific Corp.	8,550,663

	Total Road & Rail	13,499,919

Trading Companies & Distributors — 0.2%
16,200	MSC Industrial Direct Co., Inc., Class A Shares	1,126,386
42,500	WESCO International Inc.*	2,165,800

	Total Trading Companies & Distributors	3,292,186

	TOTAL INDUSTRIALS	186,601,542

INFORMATION TECHNOLOGY — 35.4%
Communications Equipment — 5.0%
50,000	ADTRAN Inc.	1,651,500
710,500	Cisco Systems Inc.	13,243,720
67,400	JDS Uniphase Corp.*	740,052
473,756	Polycom Inc.*	8,006,476
998,490	QUALCOMM Inc.	54,717,252
1,900	Riverbed Technology Inc.*	49,400

	Total Communications Equipment	78,408,400

Computers & Peripherals — 7.4%
249,499	Apple Inc.*	95,358,518
884,640	EMC Corp.*	20,355,566

	Total Computers & Peripherals	115,714,084

Electronic Equipment, Instruments & Components — 0.1%
56,200	Jabil Circuit Inc.	1,139,174

Internet Software & Services — 5.7%
58,560	Baidu Inc., ADR*	7,670,774
102,465	Google Inc., Class A Shares*	61,416,497
563,900	VeriSign Inc.	18,935,762

	Total Internet Software & Services	88,023,033

IT Services — 8.7%
36,100	Alliance Data Systems Corp.(a)*	3,697,001
312,765	Cognizant Technology Solutions Corp., Class A Shares*	21,064,723
61,605	International Business Machines Corp.	11,581,740
122,980	Mastercard Inc., Class A Shares	46,062,159
41,600	NeuStar Inc., Class A Shares*	1,403,584
237,100	Teradata Corp.*	12,857,933
95,800	Total System Services Inc.	1,919,832
32,900	VeriFone Systems Inc.*	1,442,665
371,250	Visa Inc., Class A Shares	36,000,113

	Total IT Services	136,029,750

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Semiconductors & Semiconductor Equipment — 1.3%
194,567	ARM Holdings PLC, ADR	$5,500,409
197,900	Avago Technologies Ltd.	5,921,168
251,920	Broadcom Corp., Class A Shares	7,644,512
93,100	Fairchild Semiconductor International Inc., Class A Shares*	1,205,645
74,200	GT Advanced Technologies Inc.(a)*	572,824

	Total Semiconductors & Semiconductor Equipment	20,844,558

Software — 7.2%
432,500	Adobe Systems Inc.*	11,859,150
41,100	Ariba Inc.*	1,247,385
26,400	Autodesk Inc.*	899,448
216,000	Check Point Software Technologies Ltd.*	11,953,440
321,740	Citrix Systems Inc.*	22,969,019
389,400	Intuit Inc.	20,731,656
43,600	MICROS Systems Inc.*	2,056,612
965,110	Oracle Corp.	30,256,198
58,200	Rovi Corp.*	1,615,050
75,900	Salesforce.com Inc.*	8,988,078

	Total Software	112,576,036

	TOTAL INFORMATION TECHNOLOGY	552,735,035

MATERIALS — 3.1%
Chemicals — 2.2%
17,900	Celanese Corp., Series A, Class A Shares	832,171
346,610	Dow Chemical Co. (The)	9,604,563
40,900	FMC Corp.	3,432,328
108,800	Monsanto Co.	7,991,360
210,600	Syngenta AG, ADR	12,408,552

	Total Chemicals	34,268,974

Containers & Packaging — 0.1%
39,900	Crown Holdings Inc.*	1,289,169

Metals & Mining — 0.8%
18,800	Allegheny Technologies Inc.	944,136
177,020	Newmont Mining Corp.	12,193,138

	Total Metals & Mining	13,137,274

	TOTAL MATERIALS	48,695,417

TELECOMMUNICATION SERVICES — 2.2%
Wireless Telecommunication Services — 2.2%
188,100	American Tower Corp., Class A Shares*	11,097,900
511,900	Crown Castle International Corp.*	21,663,608
51,500	NII Holdings Inc.*	1,185,015

	Total Wireless Telecommunication Services	33,946,523

	TOTAL TELECOMMUNICATION SERVICES	33,946,523

	TOTAL COMMON STOCKS (Cost — $1,205,126,422)	1,517,904,862

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,205,126,422)	$1,517,904,862

Face Amount
SHORT-TERM INVESTMENTS (b) — 3.5%
MONEY MARKET FUND — 0.6%
9,700,202	Invesco STIT - Liquid Assets Portfolio(c) (Cost — $9,700,202)	9,700,202

TIME DEPOSITS — 2.9%
22,319,875	HSBC Bank - Grand Cayman, 0.030% due 12/1/11	22,319,875
21,866,247	Wells Fargo - Grand Cayman, 0.030% due 12/1/11	21,866,247

	TOTAL TIME DEPOSITS (Cost — $44,186,122)	44,186,122

	TOTAL SHORT-TERM INVESTMENTS (Cost — $53,886,324)	53,886,324

	TOTAL INVESTMENTS — 100.9% (Cost — $1,259,012,746#)	1,571,791,186

	Liabilities in Excess of Other Assets — (0.9)%	(14,707,824)

	TOTAL NET ASSETS — 100.0%	$1,557,083,362

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.9%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depository Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trusts

Summary of Investments by Security Sector^
Information Technology	35.2%
Consumer Discretionary	17.2
Industrials	11.9
Energy	11.0
Health Care	10.4
Consumer Staples	3.3
Materials	3.1
Financials	2.4
Telecommunication Services	2.1
Short-Term Investments	3.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 97.7%
CONSUMER DISCRETIONARY — 6.1%
Distributors — 0.4%
84,600	Genuine Parts Co.	$4,949,100

Diversified Consumer Services — 0.2%
148,900	H&R Block Inc.	2,342,197

Household Durables — 0.4%
31,800	Mohawk Industries Inc.*	1,735,008
61,200	Whirlpool Corp.	3,002,472

	Total Household Durables	4,737,480

Leisure Equipment & Products — 0.5%
203,000	Mattel Inc.	5,848,430

Media — 1.9%
313,949	Comcast Corp., Class A Shares	7,117,224
49,800	Omnicom Group Inc.	2,149,866
305,900	Time Warner Inc.(a)	10,651,439

	Total Media	19,918,529

Multiline Retail — 1.4%
72,624	Kohl’s Corp.	3,907,171
221,100	Target Corp.	11,651,970

	Total Multiline Retail	15,559,141

Specialty Retail — 0.7%
151,461	Best Buy Co., Inc.	4,103,078
282,000	Staples Inc.	4,063,620

	Total Specialty Retail	8,166,698

Textiles, Apparel & Luxury Goods — 0.6%
48,705	V. F. Corp.	6,754,896

	TOTAL CONSUMER DISCRETIONARY	68,276,471

CONSUMER STAPLES — 9.9%
Beverages — 0.8%
65,200	Diageo PLC, ADR	5,581,772
53,800	PepsiCo Inc.	3,443,200

	Total Beverages	9,024,972

Food & Staples Retailing — 2.7%
462,677	CVS/Caremark Corp.	17,970,374
120,200	Kroger Co. (The)	2,786,236
210,442	Sysco Corp.	6,006,015
59,700	Wal-Mart Stores Inc.	3,516,330

	Total Food & Staples Retailing	30,278,955

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Food Products — 3.5%
460,349	Archer-Daniels-Midland Co.	$13,865,712
46,700	Campbell Soup Co.	1,522,420
106,500	HJ Heinz Co.	5,607,225
173,800	Kraft Foods Inc., Class A Shares	6,282,870
338,900	Unilever NV, NY Registered Shares	11,559,879

	Total Food Products	38,838,106

Household Products — 1.5%
234,677	Kimberly-Clark Corp.	16,772,365

Tobacco — 1.4%
215,800	Altria Group Inc.	6,191,302
76,200	Philip Morris International Inc.	5,809,488
83,600	Reynolds American Inc.	3,499,496

	Total Tobacco	15,500,286

	TOTAL CONSUMER STAPLES	110,414,684

ENERGY — 15.6%
Energy Equipment & Services — 3.5%
116,000	Baker Hughes Inc.	6,334,760
129,354	Diamond Offshore Drilling Inc.(a)	7,780,643
61,520	Ensco PLC, ADR	3,197,194
270,000	Halliburton Co.	9,936,001
81,100	McDermott International Inc.*	917,241
135,000	National-Oilwell Varco Inc.	9,679,500
34,000	Patterson-UTI Energy Inc.	714,680

	Total Energy Equipment & Services	38,560,019

Oil, Gas & Consumable Fuels — 12.1%
100,000	Apache Corp.	9,944,000
119,400	Chesapeake Energy Corp.	3,025,596
234,028	Chevron Corp.	24,062,758
48,400	Cimarex Energy Co.	3,246,672
281,851	ConocoPhillips	20,101,613
145,000	Devon Energy Corp.	9,491,700
93,408	Exxon Mobil Corp.	7,513,740
155,000	Hess Corp.	9,334,100
361,056	Marathon Oil Corp.	10,095,126
107,113	Marathon Petroleum Corp.	3,576,503
119,830	Murphy Oil Corp.	6,700,894
50,000	Royal Dutch Shell PLC, Class A Shares, ADR	3,500,000
211,500	Royal Dutch Shell PLC, Class B Shares, ADR	15,268,185
61,100	Southwestern Energy Co.*	2,324,855
135,100	Total SA, ADR(a)	6,990,074

	Total Oil, Gas & Consumable Fuels	135,175,816

	TOTAL ENERGY	173,735,835

FINANCIALS — 16.1%
Capital Markets — 2.0%
75,800	Ameriprise Financial Inc.	3,479,978
305,000	Bank of New York Mellon Corp. (The)	5,935,300
42,802	Goldman Sachs Group Inc. (The)	4,103,000

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
47,400	Northern Trust Corp.	$1,783,662
186,969	State Street Corp.	7,413,321

	Total Capital Markets	22,715,261

Commercial Banks — 2.1%
616,406	Fifth Third Bancorp	7,452,349
90,800	HSBC Holdings PLC, ADR	3,554,820
64,800	PNC Financial Services Group Inc.	3,512,808
354,293	Wells Fargo & Co.	9,162,017

	Total Commercial Banks	23,681,994

Consumer Finance — 0.6%
154,500	Capital One Financial Corp.	6,899,970

Diversified Financial Services — 2.2%
551,311	Bank of America Corp.	2,999,132
458,610	JPMorgan Chase & Co.	14,203,152
240,000	NYSE Euronext	6,854,400

	Total Diversified Financial Services	24,056,684

Insurance — 7.5%
98,000	ACE Ltd.	6,813,940
10,047	Alleghany Corp.*	2,893,536
19,600	Allied World Assurance Co. Holdings AG.	1,166,004
502,689	Allstate Corp. (The)	13,467,038
49,997	Aon Corp.	2,298,362
61,400	Arch Capital Group Ltd.*	2,319,078
114,800	Fidelity National Financial Inc., Class A Shares	1,821,876
51,900	Loews Corp.	1,994,517
641,716	MetLife Inc.	20,201,219
153,400	Progressive Corp. (The)	2,893,124
130,000	Prudential Financial Inc.	6,583,200
232,350	Travelers Cos., Inc. (The)	13,069,688
23,800	Validus Holdings Ltd.	716,142
22,600	W.R. Berkley Corp.	770,886
165,000	Willis Group Holdings PLC	5,817,900

	Total Insurance	82,826,510

Real Estate Investment Trusts (REITs) — 1.5%
302,000	Annaly Capital Management Inc.	4,853,140
51,000	Hatteras Financial Corp.(a)	1,366,800
140,800	HCP Inc.	5,441,920
106,600	Health Care REIT Inc.	5,348,122

	Total Real Estate Investment Trusts (REITs)	17,009,982

Thrifts & Mortgage Finance — 0.2%
316,600	Hudson City Bancorp Inc.	1,769,794

	TOTAL FINANCIALS	178,960,195

HEALTH CARE — 14.1%
Health Care Equipment & Supplies — 2.9%
125,000	Baxter International Inc.	6,457,500
211,000	Hospira Inc.*	5,948,090

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
370,500	Medtronic Inc.	$13,497,315
174,084	St. Jude Medical Inc.	6,691,789

	Total Health Care Equipment & Supplies	32,594,694

Health Care Providers & Services — 2.5%
245,000	Aetna Inc.	10,245,899
63,900	Cigna Corp.	2,826,297
90,650	McKesson Corp.	7,370,752
12,200	Quest Diagnostics Inc.	715,652
137,384	UnitedHealth Group Inc.	6,700,218

	Total Health Care Providers & Services	27,858,818

Pharmaceuticals — 8.7%
120,000	Abbott Laboratories	6,546,000
111,800	AstraZeneca PLC, ADR(a)	5,140,564
183,900	Bristol-Myers Squibb Co.	6,017,208
437,750	Eli Lilly & Co.	16,568,838
78,500	GlaxoSmithKline PLC, ADR	3,491,680
261,765	Johnson & Johnson	16,941,431
398,740	Merck & Co., Inc.	14,254,955
897,275	Pfizer Inc.	18,008,309
99,700	Sanofi, ADR	3,490,497
160,000	Teva Pharmaceutical Industries Ltd., ADR	6,337,600

	Total Pharmaceuticals	96,797,082

	TOTAL HEALTH CARE	157,250,594

INDUSTRIALS — 12.1%
Aerospace & Defense — 3.2%
74,100	Boeing Co. (The)	5,089,929
114,050	General Dynamics Corp.	7,534,143
176,000	Honeywell International Inc.	9,530,399
30,800	L-3 Communications Holdings Inc.	2,042,040
44,800	Lockheed Martin Corp.	3,501,120
61,200	Northrop Grumman Corp.	3,492,684
46,900	Rockwell Collins Inc.	2,574,810
97,400	Spirit Aerosystems Holdings Inc., Class A Shares*	1,900,274

	Total Aerospace & Defense	35,665,399

Commercial Services & Supplies — 0.6%
177,000	Pitney Bowes Inc.(a)	3,297,510
224,600	R.R. Donnelley & Sons Co.(a)	3,373,492

	Total Commercial Services & Supplies	6,671,002

Construction & Engineering — 0.9%
66,000	Jacobs Engineering Group Inc.*	2,741,640
240,000	KBR Inc.	6,936,000

	Total Construction & Engineering	9,677,640

Electrical Equipment — 0.8%
127,000	Cooper Industries PLC	7,052,310
36,300	Hubbell Inc., Class B Shares	2,374,746

	Total Electrical Equipment	9,427,056

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Industrial Conglomerates — 2.5%
59,800	3M Co.	$4,846,192
174,852	Danaher Corp.	8,459,340
889,561	General Electric Co.	14,152,916

	Total Industrial Conglomerates	27,458,448

Machinery — 2.0%
138,600	Dover Corp.	7,618,842
160,000	Eaton Corp.	7,185,600
17,000	Flowserve Corp.	1,747,090
163,000	Navistar International Corp.*	6,068,490

	Total Machinery	22,620,022

Professional Services — 0.8%
30,000	Dun & Bradstreet Corp. (The)	2,096,100
70,600	Equifax Inc.	2,622,790
41,300	Manpower Inc.	1,512,819
38,400	Towers Watson & Co., Class A Shares	2,502,144

	Total Professional Services	8,733,853

Road & Rail — 1.3%
90,000	Norfolk Southern Corp.	6,798,600
23,200	Ryder System Inc.	1,212,896
64,500	Union Pacific Corp.	6,669,945

	Total Road & Rail	14,681,441

	TOTAL INDUSTRIALS	134,934,861

INFORMATION TECHNOLOGY — 12.6%
Communications Equipment — 1.8%
450,981	Cisco Systems Inc.	8,406,286
95,600	Harris Corp.	3,403,360
126,105	Motorola Solutions Inc.	5,885,320
407,300	Nokia Corp., ADR(a)	2,358,267

	Total Communications Equipment	20,053,233

Computers & Peripherals — 0.7%
193,212	Hewlett-Packard Co.	5,400,275
69,100	Lexmark International Inc., Class A Shares	2,312,086

	Total Computers & Peripherals	7,712,361

Electronic Equipment, Instruments & Components — 2.3%
83,200	Arrow Electronics Inc.*	3,041,792
105,600	Avnet Inc.*	3,145,824
462,800	Corning Inc.	6,141,356
1,420,003	Flextronics International Ltd.*	8,477,418
68,800	FLIR Systems Inc.	1,847,968
162,900	Ingram Micro Inc., Class A Shares*	2,933,829

	Total Electronic Equipment, Instruments & Components	25,588,187

Internet Software & Services — 0.1%
15,200	Open Text Corp.*	866,704

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
IT Services — 2.0%
92,300	Broadridge Financial Solutions Inc.	$2,083,211
18,400	International Business Machines Corp.	3,459,200
148,900	SAIC Inc.*	1,794,245
129,400	Total System Services Inc.	2,593,176
705,300	Western Union Co. (The)	12,300,432

	Total IT Services	22,230,264

Office Electronics — 0.2%
338,500	Xerox Corp.	2,758,775

Semiconductors & Semiconductor Equipment — 3.2%
74,300	Analog Devices Inc.	2,590,098
882,800	Applied Materials Inc.	9,516,584
500,000	Intel Corp.	12,455,001
357,440	Marvell Technology Group Ltd.*	5,047,053
890,000	ON Semiconductor Corp.*	6,701,700

	Total Semiconductors & Semiconductor Equipment	36,310,436

Software — 2.3%
649,266	Microsoft Corp.	16,608,224
203,189	Oracle Corp.	6,369,975
81,100	Synopsys Inc.*	2,268,367

	Total Software	25,246,566

	TOTAL INFORMATION TECHNOLOGY	140,766,526

MATERIALS — 3.6%
Chemicals — 1.5%
82,700	Eastman Chemical Co.	3,276,574
104,800	EI Du Pont de Nemours & Co.	5,001,056
162,000	Mosaic Co. (The)	8,547,120

	Total Chemicals	16,824,750

Metals & Mining — 0.9%
245,055	Freeport-McMoRan Copper & Gold Inc.	9,704,178

Paper & Forest Products — 1.2%
486,221	International Paper Co.	13,808,676

	TOTAL MATERIALS	40,337,604

TELECOMMUNICATION SERVICES — 4.0%
Diversified Telecommunication Services — 2.7%
543,850	AT&T Inc.	15,760,773
376,600	Verizon Communications Inc.	14,209,118

	Total Diversified Telecommunication Services	29,969,891

Wireless Telecommunication Services — 1.3%
549,500	Vodafone Group PLC, ADR	14,918,925

	TOTAL TELECOMMUNICATION SERVICES	44,888,816

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
UTILITIES — 3.6%
Electric Utilities — 2.2%
210,650	American Electric Power Co., Inc.	$8,358,592
89,700	Edison International	3,526,107
104,295	Entergy Corp.	7,338,196
102,000	NextEra Energy Inc.	5,654,880
22,800	Westar Energy Inc.	629,736

	Total Electric Utilities	25,507,511

Multi-Utilities — 1.2%
104,700	Ameren Corp.	3,539,907
99,300	Dominion Resources Inc.	5,125,866
10,200	DTE Energy Co.	537,030
26,300	OGE Energy Corp.	1,392,848
32,500	SCANA Corp.	1,417,650
51,800	Xcel Energy Inc.	1,361,822

	Total Multi-Utilities	13,375,123

Water Utilities — 0.2%
55,400	American Water Works Co., Inc.	1,721,278

	TOTAL UTILITIES	40,603,912

	TOTAL COMMON STOCKS (Cost — $979,749,792)	1,090,169,498

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $979,749,792)	1,090,169,498

Face Amount
SHORT-TERM INVESTMENTS(b) — 3.3%
MONEY MARKET FUND — 1.4%
15,581,016	Invesco STIT - Liquid Assets Portfolio(c) (Cost — $15,581,016)	15,581,016

TIME DEPOSITS — 1.9%
20,800,153	HSBC Bank - Grand Cayman, 0.030% due 12/1/11 (Cost — 20,800,153)	20,800,153

	TOTAL SHORT-TERM INVESTMENTS (Cost — $36,381,169)	36,381,169

	TOTAL INVESTMENTS — 101.0% (Cost — $1,016,130,961#)	1,126,550,667

	Liabilities in Excess of Other Assets — (1.0)%	(11,000,265)

	TOTAL NET ASSETS — 100.0%	$1,115,550,402

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.9%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Abbreviations used in this schedule:

ADR	—	American Depository Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	15.9%
Energy	15.4
Health Care	13.9
Information Technology	12.5
Industrials	12.0
Consumer Staples	9.8
Consumer Discretionary	6.1
Telecommunication Services	4.0
Materials	3.6
Utilities	3.6
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 96.1%
CONSUMER DISCRETIONARY — 14.7%
Auto Components — 2.5%
114,410	Tenneco Inc.*	$3,313,314
118,300	Westport Innovations Inc.(a)*	3,273,361

	Total Auto Components	6,586,675

Automobiles — 0.6%
50,900	Tesla Motors Inc.(a)*	1,666,466

Diversified Consumer Services — 2.1%
57,400	Coinstar Inc.(a)*	2,450,406
474,580	Stewart Enterprises Inc., Class A Shares(a)	2,951,888

	Total Diversified Consumer Services	5,402,294

Hotels, Restaurants & Leisure — 4.4%
129,200	Boyd Gaming Corp.(a)*	865,640
44,300	Caribou Coffee Co., Inc.*	598,493
34,700	CEC Entertainment Inc.	1,168,696
75,290	Cheesecake Factory Inc. (The)*	2,135,224
141,400	Pinnacle Entertainment Inc.*	1,494,598
45,300	Red Robin Gourmet Burgers Inc.*	1,204,074
195,200	Shuffle Master Inc.*	2,164,768
51,600	Six Flags Entertainment Corp.	1,960,800

	Total Hotels, Restaurants & Leisure	11,592,293

Media — 1.3%
94,100	MDC Partners Inc., Class A Shares	1,364,450
141,400	Rentrak Corp.*	1,986,670

	Total Media	3,351,120

Specialty Retail — 3.1%
55,100	Aaron’s Inc.	1,448,028
148,130	ANN Inc.*	3,475,130
245,559	Bebe Stores Inc.	1,807,314
23,500	Genesco Inc.*	1,387,675

	Total Specialty Retail	8,118,147

Textiles, Apparel & Luxury Goods — 0.7%
39,500	Lululemon Athletica Inc.(a)*	1,963,150

	TOTAL CONSUMER DISCRETIONARY	38,680,145

ENERGY — 8.0%
Energy Equipment & Services — 6.1%
70,500	Basic Energy Services Inc.*	1,328,220
24,730	Oil States International Inc.*	1,860,933
269,200	Parker Drilling Co.*	1,873,632
100,500	Patterson-UTI Energy Inc.	2,112,510
185,600	Pioneer Drilling Co.*	2,037,888
81,500	Rowan Cos., Inc.*	2,763,665
139,200	Superior Energy Services Inc.(a)*	4,135,631

	Total Energy Equipment & Services	16,112,479

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Oil, Gas & Consumable Fuels — 1.9%
61,300	Alpha Natural Resources Inc.*	$1,471,200
38,800	Petroleum Development Corp.*	1,301,740
87,930	Tesoro Corp.*	2,100,648

	Total Oil, Gas & Consumable Fuels	4,873,588

	TOTAL ENERGY	20,986,067

FINANCIALS — 4.4%
Capital Markets — 0.3%
78,150	FXCM Inc., Class A Shares(a)	787,752

Commercial Banks — 1.6%
106,430	East West Bancorp Inc.	2,082,835
185,520	Umpqua Holdings Corp.	2,318,999

	Total Commercial Banks	4,401,834

Consumer Finance — 1.1%
85,350	DFC Global Corp.*	1,549,103
39,500	Green Dot Corp., Class A Shares(a)*	1,319,300

	Total Consumer Finance	2,868,403

Insurance — 0.9%
74,450	Validus Holdings Ltd.	2,240,201

Real Estate Investment Trusts (REITs) — 0.5%
54,620	LaSalle Hotel Properties	1,278,654

	TOTAL FINANCIALS	11,576,844

HEALTH CARE — 17.1%
Biotechnology — 3.3%
240,900	Achillion Pharmaceuticals Inc.(a)*	1,601,985
95,600	AVEO Pharmaceuticals Inc.*	1,615,640
220,180	Idenix Pharmaceuticals Inc.(a)*	1,673,368
208,530	Metabolix Inc.(a)*	992,603
67,640	United Therapeutics Corp.*	2,767,152

	Total Biotechnology	8,650,748

Health Care Equipment & Supplies — 4.9%
126,320	Arthrocare Corp.*	3,765,600
80,140	DexCom Inc.*	642,723
98,290	Masimo Corp.(a)	2,030,671
50,630	Orthofix International NV*	1,735,090
127,150	Quidel Corp.(a)*	2,307,773
359,100	Spectranetics Corp.*	2,563,974

	Total Health Care Equipment & Supplies	13,045,831

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Health Care Providers & Services — 4.1%
59,600	Health Net Inc.*	$1,855,944
81,050	Lincare Holdings Inc.	1,920,885
49,800	Mednax Inc.*	3,356,520
165,570	Team Health Holdings Inc.*	3,635,917

	Total Health Care Providers & Services	10,769,266

Health Care Technology — 0.6%
73,100	ePocrates Inc.(a)*	623,543
26,000	Quality Systems Inc.	919,100

	Total Health Care Technology	1,542,643

Life Sciences Tools & Services — 1.7%
68,900	Fluidigm Corp.*	929,461
146,310	ICON PLC, ADR*	2,488,733
52,600	PerkinElmer Inc.	995,192

	Total Life Sciences Tools & Services	4,413,386

Pharmaceuticals — 2.5%
164,100	Akorn Inc.*	1,765,716
81,700	Questcor Pharmaceuticals Inc.*	3,672,415
56,200	Sagent Pharmaceuticals Inc.*	1,162,216

	Total Pharmaceuticals	6,600,347

	TOTAL HEALTH CARE	45,022,221

INDUSTRIALS — 18.4%
Aerospace & Defense — 2.4%
14,300	Cubic Corp.	606,749
117,120	Hexcel Corp.*	2,918,630
46,130	Triumph Group Inc.	2,744,274

	Total Aerospace & Defense	6,269,653

Commercial Services & Supplies — 0.8%
108,020	Geo Group Inc. (The)*	1,911,954

Machinery — 6.6%
51,280	CLARCOR Inc.	2,482,978
84,840	Colfax Corp.(a)*	2,486,660
27,270	Gardner Denver Inc.	2,337,584
63,326	Robbins & Myers Inc.	3,368,943
164,410	Titan International Inc.(a)	3,541,392
165,300	Wabash National Corp.*	1,213,302
28,200	Wabtec Corp.	1,924,650

	Total Machinery	17,355,509

Professional Services — 2.8%
13,300	Advisory Board Co. (The)*	962,654
60,190	Corporate Executive Board Co. (The)	2,358,846
78,600	Huron Consulting Group Inc.*	2,728,992
31,900	Mistras Group Inc.*	750,607
44,200	RPX Corp.*	624,104

	Total Professional Services	7,425,203

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Road & Rail — 4.9%
110,700	Arkansas Best Corp.	$2,116,584
197,860	Avis Budget Group Inc.*	2,334,748
124,230	Heartland Express Inc.(a)	1,708,163
63,700	J.B. Hunt Transport Services Inc.	2,912,363
45,750	Old Dominion Freight Line Inc.*	1,775,558
94,000	Roadrunner Transportation Systems Inc.*	1,340,440
67,700	Saia Inc.*	787,351

	Total Road & Rail	12,975,207

Trading Companies & Distributors — 0.9%
36,880	Watsco Inc.(a)	2,341,880

	TOTAL INDUSTRIALS	48,279,406

INFORMATION TECHNOLOGY — 30.4%
Communications Equipment — 3.7%
92,110	ADTRAN Inc.	3,042,393
58,100	Aruba Networks Inc.*	1,225,910
134,580	Emulex Corp.*	1,063,182
200,386	Procera Networks Inc.*	3,224,211
46,700	Riverbed Technology Inc.*	1,214,200

	Total Communications Equipment	9,769,896

Computers & Peripherals — 1.5%
361,100	OCZ Technology Group Inc.(a)*	2,524,089
99,200	Silicon Graphics International Corp.(a)*	1,480,064

	Total Computers & Peripherals	4,004,153

Electronic Equipment, Instruments & Components — 0.9%
41,000	Fabrinet*	581,790
33,400	Rogers Corp.*	1,325,980
11,900	Universal Display Corp.(a)*	463,624

	Total Electronic Equipment, Instruments & Components	2,371,394

Internet Software & Services — 3.4%
89,500	Active Network Inc. (The)(a)*	1,134,860
69,300	Keynote Systems Inc.	1,270,269
273,100	KIT Digital Inc.(a)*	2,436,052
23,400	Rackspace Hosting Inc.*	1,015,092
78,500	ValueClick Inc.*	1,213,610
261,100	Velti PLC*	1,932,140

	Total Internet Software & Services	9,002,023

IT Services — 2.3%
165,190	Higher One Holdings Inc.(a)*	2,961,857
83,095	MoneyGram International Inc.*	1,426,741
38,000	ServiceSource International Inc.(a)*	506,920
23,700	Syntel Inc.	1,133,808

	Total IT Services	6,029,326

Semiconductors & Semiconductor Equipment — 5.2%
112,610	ATMI Inc.*	2,331,027
81,185	Cavium Inc.*	2,649,878

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
73,400	Cypress Semiconductor Corp.	$1,399,738
49,600	Mellanox Technologies Ltd.*	1,736,496
83,200	MIPS Technologies Inc., Class A Shares*	399,360
32,200	Netlogic Microsystems Inc.*	1,591,324
229,400	RF Micro Devices Inc.*	1,429,162
22,900	Veeco Instruments Inc.(a)*	569,981
65,900	Volterra Semiconductor Corp.*	1,614,550

	Total Semiconductors & Semiconductor Equipment	13,721,516

Software — 13.4%
60,000	Allot Communications Ltd.*	1,011,600
116,000	Aspen Technology Inc.*	2,070,600
147,850	Cadence Design Systems Inc.*	1,617,479
58,900	CommVault Systems Inc.*	2,923,207
40,800	Concur Technologies Inc.*	1,926,984
244,520	Fortinet Inc.*	5,866,035
37,800	Kenexa Corp.*	945,000
26,900	MICROS Systems Inc.*	1,268,873
91,501	Net 1 UEPS Technologies Inc.*	603,907
23,700	Opnet Technologies Inc.	845,379
160,320	QLIK Technologies Inc.*	4,387,958
79,000	RealPage Inc.*	1,977,370
95,030	SolarWinds Inc.*	3,116,034
102,300	Sourcefire Inc.(a)*	3,388,176
39,400	SuccessFactors Inc.*	1,008,640
82,310	Taleo Corp., Class A Shares*	2,666,021

	Total Software	35,623,263

	TOTAL INFORMATION TECHNOLOGY	80,521,571

MATERIALS — 3.1%
Chemicals — 2.4%
95,280	Kraton Performance Polymers Inc.*	2,002,786
149,140	Solutia Inc.*	2,374,308
45,650	Westlake Chemical Corp.	1,917,300

	Total Chemicals	6,294,394

Paper & Forest Products — 0.7%
113,810	KapStone Paper & Packaging Corp.*	1,886,970

	TOTAL MATERIALS	8,181,364

	TOTAL COMMON STOCKS (Cost — $203,192,689)	253,247,618

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $203,192,689)	253,247,618

Face Amount
SHORT-TERM INVESTMENTS(b) — 20.1%
MONEY MARKET FUND — 16.3%
42,958,242	Invesco STIT - Liquid Assets Portfolio(c) (Cost — $42,958,242)	42,958,242

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Face Amount	Security	Value
TIME DEPOSITS — 3.8%
6,815,013	HSBC Bank - Grand Cayman, 0.030% due 12/1/11	$6,815,013
3,144,832	Wells Fargo - Grand Cayman, 0.030% due 12/1/11	3,144,832

	TOTAL TIME DEPOSITS (Cost — $9,959,845)	9,959,845

	TOTAL SHORT-TERM INVESTMENTS (Cost — $52,918,087)	52,918,087

	TOTAL INVESTMENTS — 116.2% (Cost — $256,110,776#)	306,165,705

	Liabilities in Excess of Other Assets — (16.2)%	(42,742,302)

	TOTAL NET ASSETS — 100.0%	$263,423,403

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.8%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depository Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	26.3%
Industrials	15.7
Health Care	14.7
Consumer Discretionary	12.6
Energy	6.9
Financials	3.8
Materials	2.7
Short-Term Investments	17.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 98.2%
CONSUMER DISCRETIONARY — 15.2%
Auto Components — 1.1%
9,500	Autoliv Inc.	$506,160
169,912	Modine Manufacturing Co.*	1,644,748

	Total Auto Components	2,150,908

Automobiles — 1.2%
96,593	Thor Industries Inc.	2,337,551

Diversified Consumer Services — 0.5%
95,100	Service Corp. International	974,775

Hotels, Restaurants & Leisure — 2.8%
26,200	Brinker International Inc.	630,896
22,000	CEC Entertainment Inc.	740,960
23,800	Cheesecake Factory Inc. (The)*	674,968
111,597	International Speedway Corp., Class A Shares	2,745,286
26,300	Jack in the Box Inc.*	539,150

	Total Hotels, Restaurants & Leisure	5,331,260

Household Durables — 0.1%
7,800	Meritage Homes Corp.*	170,196

Leisure Equipment & Products — 1.4%
115,216	Brunswick Corp.	2,145,322
20,100	Sturm Ruger & Co., Inc.	646,416

	Total Leisure Equipment & Products	2,791,738

Media — 0.9%
33,400	Cinemark Holdings Inc.	654,306
41,100	Meredith Corp.(a)	1,191,900

	Total Media	1,846,206

Multiline Retail — 0.5%
24,700	Big Lots Inc.*	990,717

Specialty Retail — 5.6%
23,900	Aaron’s Inc.	628,092
14,300	Buckle Inc. (The)	571,428
27,400	Cato Corp. (The), Class A Shares	701,166
13,000	Children’s Place Retail Stores Inc. (The)*	700,310
29,300	Collective Brands Inc.*	408,735
38,000	Finish Line Inc. (The), Class A Shares	801,040
14,600	Genesco Inc.*	862,130
13,300	Group 1 Automotive Inc.	653,163
25,200	Men’s Wearhouse Inc. (The)	701,316
20,700	PetSmart Inc.	998,775
152,294	Regis Corp.(a)	2,470,209
24,400	Rent-A-Center Inc.	877,180
35,500	Stage Stores Inc.	445,170

	Total Specialty Retail	10,818,714

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Textiles, Apparel & Luxury Goods — 1.1%
11,600	Movado Group Inc.	$182,468
12,500	Warnaco Group Inc. (The)*	633,625
38,400	Wolverine World Wide Inc.	1,414,656

	Total Textiles, Apparel & Luxury Goods	2,230,749

	TOTAL CONSUMER DISCRETIONARY	29,642,814

CONSUMER STAPLES — 4.0%
Beverages — 0.3%
24,100	Embotelladora Andina SA, Class B Shares, ADR	655,520

Food & Staples Retailing — 1.7%
15,500	Andersons Inc. (The)	686,495
12,400	Casey’s General Stores Inc.	661,912
34,300	Ruddick Corp.	1,366,855
16,300	Weis Markets Inc.	650,696

	Total Food & Staples Retailing	3,365,958

Food Products — 0.7%
20,200	Cal-Maine Foods Inc.(a)	683,972
12,400	Corn Products International Inc.	644,676

	Total Food Products	1,328,648

Household Products — 0.9%
51,751	Spectrum Brands Holdings Inc.*	1,450,063
7,200	WD-40 Co.	298,152

	Total Household Products	1,748,215

Tobacco — 0.4%
14,500	Universal Corp.	687,010

	TOTAL CONSUMER STAPLES	7,785,351

ENERGY — 6.9%
Energy Equipment & Services — 2.9%
14,200	Bristow Group Inc.	654,052
254,078	Global Industries Ltd.*	2,027,542
48,000	Helix Energy Solutions Group Inc.*	851,520
70,800	Patterson-UTI Energy Inc.	1,488,216
14,000	Tidewater Inc.	705,600

	Total Energy Equipment & Services	5,726,930

Oil, Gas & Consumable Fuels — 4.0%
16,100	Berry Petroleum Co., Class A Shares	706,468
10,200	Cimarex Energy Co.	684,216
13,900	Energen Corp.	705,008
51,900	EXCO Resources Inc.(a)	618,129
46,100	Forest Oil Corp.*	739,444
22,800	HollyFrontier Corp.	530,100
46,789	Lone Pine Resources Inc.*	350,450

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
1,800	Southern Union Co.	$74,196
33,800	W&T Offshore Inc.	676,676
40,600	Whiting Petroleum Corp.*	1,888,306
16,100	World Fuel Services Corp.	690,207

	Total Oil, Gas & Consumable Fuels	7,663,200

	TOTAL ENERGY	13,390,130

FINANCIALS — 20.2%
Capital Markets — 1.3%
142,148	KBW Inc.	1,937,477
22,800	Raymond James Financial Inc.	679,668

	Total Capital Markets	2,617,145

Commercial Banks — 7.4%
38,100	Bank of Hawaii Corp.	1,621,155
55,100	Boston Private Financial Holdings Inc.	428,127
172,400	Cathay General Bancorp	2,391,189
12,747	Comerica Inc.	321,479
38,400	Community Bank System Inc.	1,014,528
12,600	Cullen/Frost Bankers Inc.	637,182
26,300	CVB Financial Corp.	258,529
77,485	East West Bancorp Inc.	1,516,381
50,900	First Financial Bancorp	808,292
32,900	First Midwest Bancorp Inc.	312,550
33,541	Hancock Holding Co.	1,024,174
32,000	Independent Bank Corp.(a)	836,480
50,000	NBT Bancorp Inc.	1,065,000
16,400	Prosperity Bancshares Inc.	655,836
20,800	S & T Bancorp Inc.(a)	383,968
30,400	Trustmark Corp.	679,744
21,500	WesBanco Inc.	422,260

	Total Commercial Banks	14,376,874

Consumer Finance — 0.4%
82,200	Advance America Cash Advance Centers Inc.	700,344

Insurance — 6.8%
63,400	American Equity Investment Life Holding Co.(a)	701,204
18,400	American Financial Group Inc.	662,400
104,214	AMERISAFE Inc.*	2,442,776
24,400	Delphi Financial Group Inc., Class A Shares	671,000
37,300	Infinity Property & Casualty Corp.	2,142,139
83,535	National Interstate Corp.	1,948,872
40,900	Platinum Underwriters Holdings Ltd.	1,408,187
9,300	RLI Corp.(a)	659,091
66,300	Selective Insurance Group Inc.	1,092,624
8,700	StanCorp Financial Group Inc.	306,762
22,646	Validus Holdings Ltd.	681,418
17,700	W.R. Berkley Corp.	603,747

	Total Insurance	13,320,220

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Real Estate Investment Trusts (REITs) — 3.5%
48,664	Brandywine Realty Trust	$423,863
27,383	CommonWealth REIT	458,391
41,300	Education Realty Trust Inc.	384,916
40,900	Equity One Inc.	683,440
56,600	Franklin Street Properties Corp.	617,506
16,200	Government Properties Income Trust	352,350
37,300	Healthcare Realty Trust Inc.	657,226
20,200	Highwoods Properties Inc.	582,568
38,000	Omega Healthcare Investors Inc.	681,340
12,900	PS Business Parks Inc.	679,830
16,300	Sovran Self Storage Inc.	678,732
23,400	Washington Real Estate Investment Trust	636,714

	Total Real Estate Investment Trusts (REITs)	6,836,876

Thrifts & Mortgage Finance — 0.8%
196,767	Astoria Financial Corp.	1,483,623

	TOTAL FINANCIALS	39,335,082

HEALTH CARE — 4.4%
Health Care Equipment & Supplies — 2.9%
18,100	Cantel Medical Corp.	476,211
20,100	Cooper Cos., Inc. (The)	1,231,326
9,700	Haemonetics Corp.*	574,531
28,500	Invacare Corp.	585,390
22,300	STERIS Corp.	670,561
21,200	Teleflex Inc.	1,290,656
16,800	West Pharmaceutical Services Inc.	647,304

	Total Health Care Equipment & Supplies	5,475,979

Health Care Providers & Services — 1.2%
47,850	Owens & Minor Inc.	1,473,780
23,600	Universal Health Services Inc., Class B Shares	949,192

	Total Health Care Providers & Services	2,422,972

Life Sciences Tools & Services — 0.3%
34,200	PerkinElmer Inc.	647,064

	TOTAL HEALTH CARE	8,546,015

INDUSTRIALS — 22.3%
Aerospace & Defense — 1.0%
11,400	Alliant Techsystems Inc.	670,776
19,900	Curtiss-Wright Corp.	655,705
15,400	Elbit Systems Ltd.(a)	635,712

	Total Aerospace & Defense	1,962,193

Commercial Services & Supplies — 6.0%
216,428	ACCO Brands Corp.*	2,040,916
41,600	Brink’s Co. (The)	1,024,192
44,400	Ennis Inc.	659,340
29,500	Knoll Inc.	447,220
61,125	Mine Safety Appliances Co.	2,152,823
153,587	Schawk Inc., Class A Shares	1,942,876

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
12,200	Unifirst Corp.	$705,526
20,600	United Stationers Inc.	690,924
119,240	Viad Corp.	2,211,901

	Total Commercial Services & Supplies	11,875,718

Construction & Engineering — 1.5%
28,300	Chicago Bridge & Iron Co. NV, Class NY Shares	1,170,205
172,979	Great Lakes Dredge & Dock Corp.	1,046,523
22,600	KBR Inc.	653,140

	Total Construction & Engineering	2,869,868

Electrical Equipment — 3.0%
81,320	Belden Inc.	2,686,813
89,446	EnerSys*	2,151,176
17,900	Regal-Beloit Corp.(a)	942,614

	Total Electrical Equipment	5,780,603

Machinery — 8.0%
37,300	Actuant Corp., Class A Shares	854,916
32,800	Altra Holdings Inc.*	581,872
28,700	Barnes Group Inc.	714,917
136,594	Briggs & Stratton Corp.	2,058,472
14,600	Crane Co.	700,654
157,637	Douglas Dynamics Inc.	2,443,374
15,900	Gardner Denver Inc.	1,362,948
28,200	Harsco Corp.	582,048
144,789	John Bean Technologies Corp.	2,383,227
17,300	Kennametal Inc.	659,303
920,222	Mueller Water Products Inc., Class A Shares	2,061,297
31,300	Titan International Inc.(a)	674,202
7,300	Valmont Industries Inc.	621,814

	Total Machinery	15,699,044

Marine — 1.1%
24,700	Alexander & Baldwin Inc.	935,883
19,000	Kirby Corp.*	1,221,320

	Total Marine	2,157,203

Road & Rail — 1.0%
21,600	Saia Inc.*	251,208
72,400	Werner Enterprises Inc.(a)	1,697,056

	Total Road & Rail	1,948,264

Trading Companies & Distributors — 0.7%
49,700	United Rentals Inc.*	1,398,558

	TOTAL INDUSTRIALS	43,691,451

INFORMATION TECHNOLOGY — 7.8%
Communications Equipment — 0.6%
16,400	Black Box Corp.	467,892
132,200	Brocade Communications Systems Inc.*	711,236

	Total Communications Equipment	1,179,128

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Computers & Peripherals — 0.6%
20,900	Diebold Inc.	$630,553
30,000	Electronics for Imaging Inc.*	443,700

	Total Computers & Peripherals	1,074,253

Electronic Equipment, Instruments & Components — 2.5%
51,900	AVX Corp.	671,586
32,700	Jabil Circuit Inc.	662,829
17,000	Tech Data Corp.*	836,910
83,200	Vishay Intertechnology Inc.*	822,848
396,287	X-Rite Inc.*	1,902,177

	Total Electronic Equipment, Instruments & Components	4,896,350

Internet Software & Services — 0.2%
14,800	j2 Global Inc.	401,228

IT Services — 0.5%
470,456	Lionbridge Technologies Inc.*	1,049,117

Semiconductors & Semiconductor Equipment — 1.4%
48,200	Cirrus Logic Inc.*	785,178
64,600	Micrel Inc.	671,840
88,700	ON Semiconductor Corp.*	667,911
93,100	RF Micro Devices Inc.*	580,013

	Total Semiconductors & Semiconductor Equipment	2,704,942

Software — 2.0%
94,600	Compuware Corp.*	781,396
14,700	Netscout Systems Inc.*	259,749
51,300	Parametric Technology Corp.*	1,068,579
11,120	QAD Inc., Class A Shares*	122,320
2,780	QAD Inc., Class B Shares*	30,608
58,400	Synopsys Inc.*	1,633,448

	Total Software	3,896,100

	TOTAL INFORMATION TECHNOLOGY	15,201,118

MATERIALS — 12.7%
Chemicals — 7.4%
36,500	Albemarle Corp.	1,990,345
20,200	Cabot Corp.	670,236
29,000	Cytec Industries Inc.	1,367,640
73,500	Ferro Corp.*	427,035
15,500	FMC Corp.	1,300,760
98,501	Georgia Gulf Corp.*	1,892,204
14,100	Innophos Holdings Inc.	694,425
10,800	International Flavors & Fragrances Inc.	586,008
27,000	Methanex Corp.	660,150
3,400	NewMarket Corp.	672,826
13,400	Scotts Miracle-Gro Co. (The), Class A Shares	590,806
17,300	Sensient Technologies Corp.	653,421
125,243	Solutia Inc.*	1,993,869
24,000	Valspar Corp.	885,120

	Total Chemicals	14,384,845

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Containers & Packaging — 2.2%
193,717	Myers Industries Inc.	$2,374,970
11,200	Rock-Tenn Co., Class A Shares	652,400
17,000	Silgan Holdings Inc.	661,980
21,400	Sonoco Products Co.	695,072

	Total Containers & Packaging	4,384,422

Metals & Mining — 2.5%
8,900	Compass Minerals International Inc.	682,185
35,592	Gold Resource Corp.(a)	717,535
67,400	HudBay Minerals Inc.	684,784
36,000	IAMGOLD Corp.	726,480
11,300	Kaiser Aluminum Corp.	526,580
10,000	Royal Gold Inc.	814,500
50,700	Steel Dynamics Inc.	668,226

	Total Metals & Mining	4,820,290

Paper & Forest Products — 0.6%
21,700	Buckeye Technologies Inc.	672,266
29,200	P.H. Glatfelter Co.	423,400

	Total Paper & Forest Products	1,095,666

	TOTAL MATERIALS	24,685,223

TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.3%
62,800	Premiere Global Services Inc.*	519,356

Wireless Telecommunication Services — 0.2%
31,300	Cellcom Israel Ltd.	537,108

	TOTAL TELECOMMUNICATION SERVICES	1,056,464

UTILITIES — 4.2%
Electric Utilities — 1.2%
31,800	El Paso Electric Co.	1,097,736
25,800	Portland General Electric Co.	646,290
23,800	Westar Energy Inc.	657,356

	Total Electric Utilities	2,401,382

Gas Utilities — 2.0%
15,500	AGL Resources Inc.	639,065
19,700	Atmos Energy Corp.	673,937
45,500	Southwest Gas Corp.	1,839,565
22,700	UGI Corp.	680,092

	Total Gas Utilities	3,832,659

Multi-Utilities — 1.0%
13,800	Black Hills Corp.	451,950
23,200	NorthWestern Corp.	809,216

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
12,100	OGE Energy Corp.	$640,816

	Total Multi-Utilities	1,901,982

	TOTAL UTILITIES	8,136,023

	TOTAL COMMON STOCKS (Cost — $146,567,121)	191,469,671

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $146,567,121)	191,469,671

Face Amount
SHORT-TERM INVESTMENTS(b) — 4.9%
MONEY MARKET FUND — 4.2%
8,140,369	Invesco STIT - Liquid Assets Portfolio(c) (Cost — $8,140,369)	8,140,369

TIME DEPOSITS — 0.7%
963,668	HSBC Bank - Grand Cayman, 0.030% due 12/1/11	963,668
259,057	JP Morgan Chase & Co. - London, 0.030% due 12/1/11	259,057
109,098	Wells Fargo - Grand Cayman, 0.030% due 12/1/11	109,098

	TOTAL TIME DEPOSITS (Cost — $1,331,823)	1,331,823

	TOTAL SHORT-TERM INVESTMENTS (Cost — $9,472,192)	9,472,192

	TOTAL INVESTMENTS — 103.1% (Cost — $156,039,313#)	200,941,863

	Liabilities in Excess of Other Assets — (3.1)%	(5,986,208)

	TOTAL NET ASSETS — 100.0%	$194,955,655

*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 0.7%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depository Receipts
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	21.7%
Financials	19.6
Consumer Discretionary	14.7
Materials	12.3
Information Technology	7.6
Energy	6.7
Health Care	4.3
Utilities	4.0
Consumer Staples	3.9
Telecommunication Services	0.5
Short-Term Investments	4.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
COMMON STOCKS — 96.3%
Argentina — 0.6%
35,211	Arcos Dorados Holdings Inc., Class A Shares	$771,825
15,536	MercadoLibre Inc.	1,362,352

	Total Argentina	2,134,177

Australia — 2.8%
2,495	Acrux Ltd.	7,455
34,920	Aditya Birla Minerals Ltd.	28,997
11,576	Alesco Corp., Ltd.	15,003
106,838	Amcor Ltd.	813,495
29,542	APN News & Media Ltd.	22,754
6,430	Ardent Leisure Group	7,103
203,031	Aspen Group	86,366
323,151	Atlas Iron Ltd.	1,010,169
18,439	Ausdrill Ltd.	56,717
3,860	Australand Property Group	10,678
32,669	Australia & New Zealand Banking Group Ltd.	689,296
2,810	Bank of Queensland Ltd.	23,500
92,812	Beach Energy Ltd.	139,244
34,558	BHP Billiton Ltd.	1,285,476
560,571	BlueScope Steel Ltd.	227,442
14,099	Challenger Infrastructure Fund, Class A Shares	15,779
9,505	Challenger Ltd.	42,266
250,093	Downer EDI Ltd.*	814,358
23,469	DUET Group	43,016
111,530	Emeco Holdings Ltd.	121,573
3,574	Flight Centre Ltd.	71,143
11,013	GrainCorp Ltd.	87,247
84,611	Grange Resources Ltd.	43,160
2,216	iiNET Ltd.	6,210
973	Iluka Resources Ltd.	15,547
41,573	Industrea Ltd.	49,435
3,869	Kingsgate Consolidated Ltd.	26,411
600,463	Mount Gibson Iron Ltd.	807,782
42,031	National Australia Bank Ltd.	1,044,912
30,916	Newcrest Mining Ltd.	1,117,353
4,278	Nufarm Ltd.*	21,596
4,753	Panoramic Resources Ltd.	7,030
40,813	Perilya Ltd.*	16,949
6,463	Primary Health Care Ltd.	21,876
23,447	Programmed Maintenance Services Ltd.	50,224
10,655	Seven West Media Ltd.	37,359
38,971	Spark Infrastructure Group(a)	51,380
16,688	STW Communications Group Ltd.	14,525
180,278	Toll Holdings Ltd.	895,495
2,586	Transfield Services Ltd.	6,208

	Total Australia	9,852,529

Austria — 0.0%
4,356	Austria Technologie & Systemtechnik AG	50,132
649	Oesterreichische Post AG	19,153
590	Strabag SE	17,694

	Total Austria	86,979

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Belgium — 1.0%
57,542	Anheuser-Busch InBev NV	$3,446,244
293	Barco NV	14,374
724	Bekaert SA	28,811
2,951	Cie Maritime Belge SA	63,326
1,252	Gimv NV	61,187
610	Omega Pharma	28,422
224	Tessenderlo Chemie NV	6,223

	Total Belgium	3,648,587

Bermuda — 0.3%
13,063	Catlin Group Ltd.	85,247
4,060	Lancashire Holdings Ltd.	46,906
22,415	Seadrill Ltd.	784,659

	Total Bermuda	916,812

Brazil — 2.5%
41,129	Anhanguera Educacional Participações SA	398,592
147,500	BM&FBOVESPA SA	807,033
95,900	BR Malls Participações SA	972,410
16,200	Cia Brasileira de Distribuição Grupo Pao de Açúcar, Class A Shares, ADR(b)	592,272
29,500	Embraer SA, ADR	752,840
34,996	Itaú Unibanco Holding SA, ADR	622,929
52,900	Natura Cosméticos SA	1,063,420
230,500	OGX Petróleo e Gas Participações SA*	1,781,963
69,157	Petróleo Brasileiro SA, ADR	1,866,547

	Total Brazil	8,858,006

Canada — 4.3%
45,222	Canadian National Railway Co.	3,502,455
33,320	Canadian Natural Resources Ltd.	1,251,399
26,939	Cenovus Energy Inc.	900,828
28,386	First Quantum Minerals Ltd.	573,258
23,139	Imax Corp.(b)*	449,128
42,926	Kinross Gold Corp.	604,301
63,884	Nexen Inc.	1,064,055
35,751	Pacific Rubiales Energy Corp.	764,403
55,580	Potash Corp. of Saskatchewan Inc. (NYSE Shares)	2,408,837
15,998	Potash Corp. of Saskatchewan Inc.	697,290
22,861	Shoppers Drug Mart Corp.	951,374
39,781	Suncor Energy Inc.	1,198,051
12,154	Toronto-Dominion Bank (The)	875,760

	Total Canada	15,241,139

China — 3.1%
13,646	Baidu Inc., ADR*	1,787,489
310,175	China Life Insurance Co., Ltd., Class H Shares	827,884
577,294	China Merchants Bank Co., Ltd., Class H Shares	1,097,677
158,000	China Shenhua Energy Co., Ltd., Class H Shares	698,986
54,300	CITIC Securities Co., Ltd., Class H Shares(a)*	88,716
1,585,461	CNOOC Ltd.	3,051,863
1,694,000	Industrial & Commercial Bank of China, Class H Shares	1,004,059
60,500	Ping An Insurance Group Co. of China Ltd., Class H Shares	421,005

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
348,096	Sinopharm Group Co., Class H Shares	$840,030
39,625	Tencent Holdings Ltd.	771,946
22,480	Trina Solar Ltd., ADR(b)*	179,840

	Total China	10,769,495

Denmark — 1.4%
24,391	Danske Bank AS*	341,393
33,055	Novo Nordisk AS, Class B Shares	3,763,166
24,795	Novozymes AS, Class B Shares	796,988
2,197	Schouw & Co.	41,533
418	Thrane & Thrane AS	18,059

	Total Denmark	4,961,139

Faroe Island — 0.0%
2,057	Bakkafrost PF	14,716

Finland — 0.3%
28,912	Metso Oyj	1,156,748
4,000	Technopolis PLC	17,921
1,154	Tieto Oyj	17,843
1,562	Tikkurila Oyj	30,375

	Total Finland	1,222,887

France — 7.1%
46,479	Acanthe Developpement SA	35,001
13,694	Air Liquide SA	1,740,110
917	Akka Technologies SA	18,523
1,908	Arkema SA	139,184
48,112	AXA SA	700,670
54,182	BNP Paribas SA	2,176,764
36,823	Cap Gemini SA	1,396,130
10,512	Casino Guichard Perrachon SA	937,527
15,728	Cie de Saint-Gobain	669,503
10,390	Cie Générale des Etablissements Michelin, Class B Shares	663,790
13,059	Cie Générale d’Optique Essilor International SA	934,730
421	Ciments Français SA	33,272
70	Derichebourg SA*	229
163	Esso SA Francaise	14,381
817	Euler Hermes SA	47,448
2,263	Faurecia	47,800
46,479	FIPP*	15,631
55,949	GDF Suez	1,573,801
18,944	LVMH Moët Hennessy Louis Vuitton SA(b)	2,981,621
2,072	Nexity SA	48,313
7,841	Pernod-Ricard SA	739,382
4,500	Plastic Omnium SA	99,235
42,582	Publicis Groupe SA	2,035,868
414	Rallye SA	12,582
28,519	Safran SA	846,237
22,754	Sanofi	1,594,567
32,861	Schneider Electric SA	1,866,266
5,492	Sequana SA	23,294
23,504	Total SA	1,215,561
2,498	Valeo SA	110,308

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
11,100	Vallourec SA	$760,528
53,883	Veolia Environnement SA	687,998
40,518	Vivendi SA	936,068

	Total France	25,102,322

Germany — 8.9%
44,099	Adidas AG	3,112,850
25,601	Allianz SE	2,655,808
26,716	BASF SE	1,944,075
27,081	Bayerische Motoren Werke AG	2,041,005
71	Bilfinger Berger AG	6,490
789	Cewe Color Holding AG	29,591
25,758	Daimler AG, Registered Shares	1,170,141
26,035	Deutsche Bank AG	1,008,719
61,946	Deutsche Lufthansa AG	803,502
78,002	Deutsche Telekom AG	1,012,262
5,295	Freenet AG	69,790
24,511	Fresenius Medical Care AG & Co. KGaA	1,676,976
92,614	GEA Group AG	2,729,860
1,790	Gerresheimer AG	75,104
619	Gesco AG	52,224
31,632	Hannover Rückversicherung AG	1,651,129
2,305	Indus Holding AG	58,616
86,804	Infineon Technologies AG	718,303
10,412	Kabel Deutschland Holding AG*	578,270
1,411	Leoni AG	52,404
4,544	Linde AG	698,586
26,730	Metro AG	1,315,929
1,720	Rheinmetall AG	83,157
56,309	SAP AG	3,363,435
32,725	Siemens AG	3,306,694
5,988	Sixt AG	115,900
6,948	SMA Solar Technology AG(b)	410,799
5,583	Volkswagen AG	846,658

	Total Germany	31,588,277

Greece — 0.0%
3,416	Eurobank Properties Real Estate Investment Co.	16,211
978	Hellenic Petroleum SA	8,473
2,000	JUMBO SA	10,243
6,005	Metka SA	50,098
5,855	Motor Oil Hellas Corinth Refineries SA	47,968
28	Mytilineos Holdings SA*	118

	Total Greece	133,111

Hong Kong — 3.3%
512,000	Belle International Holdings Ltd., Class A Shares	1,000,832
91,500	China Mobile Ltd.	902,715
109,200	China Resources Enterprise Ltd.	382,846
272,000	China Ting Group Holdings Ltd.	14,758
870,000	China Unicom Hong Kong Ltd.	1,872,740
556,000	COSCO Pacific Ltd.	653,354
530,000	CSI Properties Ltd.	13,545

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
262,000	Emperor International Holdings	$46,964
102,000	Glorious Sun Enterprises Ltd.	33,422
322,000	Hang Lung Properties Ltd.	973,885
59,200	HKR International Ltd.	19,631
98,600	Hong Kong Exchanges & Clearing Ltd.	1,643,502
45,910	Jardine Strategic Holdings Ltd.	1,358,949
17,000	Kowloon Development Co., Ltd.	14,389
628,000	Li & Fung Ltd.	1,283,569
84,000	Norstar Founders Group Ltd.(c)(d)*	0
124,000	Oriental Press Group	12,960
200,000	Pacific Andes International Holdings Ltd.	19,033
43,000	Pacific Textile Holdings Ltd.	27,354
74,000	Regal Hotels International Holdings Ltd.	24,255
122,000	Singamas Container Holdings Ltd.	26,260
23,000	SmarTone Telecommunications Holding Ltd.	40,139
34,000	SOCAM Development Ltd.	30,688
52,000	Sun Hung Kai Properties Ltd.	642,370
49,400	Swire Pacific Ltd., Class A Shares	602,141
272,000	Victory City International Holdings Ltd.	32,851
54,000	Xinyi Glass Holdings Ltd.	31,807

	Total Hong Kong	11,704,959

India — 0.2%
25,544	ICICI Bank Ltd., ADR	743,586

Ireland — 1.6%
26,361	Accenture PLC, Class A Shares	1,527,093
3,248	Beazley PLC	6,948
24,600	Covidien PLC	1,120,530
103,898	Experian PLC	1,383,241
47,825	Shire PLC	1,606,503
88,103	Total Produce PLC	45,584
18,524	United Drug PLC	48,120

	Total Ireland	5,738,019

Israel — 1.7%
53,294	Check Point Software Technologies Ltd.*	2,949,290
1,287	First International Bank Of Israel Ltd.*	12,824
15,241	Industrial Buildings Corp.	22,969
53	Paz Oil Co., Ltd.	6,478
635	Plasson Industries Ltd.	15,802
75,077	Teva Pharmaceutical Industries Ltd., ADR	2,973,800
12,669	Union Bank of Israel	39,741

	Total Israel	6,020,904

Italy — 0.6%
77,017	ACEA SpA	564,869
6,700	Astaldi SpA	42,964
1,912	Autostrada Torino-Milano SpA	18,816
1,662	Danieli & C Officine Meccaniche SpA	19,221
2,075	Engineering Ingegneria Informatica SpA	58,346
7,083	Hera SpA	10,327
22,770	Immobiliare Grande Distribuzione	24,589
11,593	Iren SpA	11,134

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
33,154	KME Group SpA	$13,638
4,825	Lottomatica SpA*	74,562
195,000	Prada SpA*	961,567
6,432	Recordati SpA	49,474
740	Reply SpA	15,845
11,428	Società Iniziative Autostradali e Servizi SpA	86,594

	Total Italy	1,951,946

Japan — 12.3%
27	Advance Residence Investment Corp., Class A Shares	50,931
15,700	Airport Facilities Co., Ltd.	61,918
41,100	Aisin Seiki Co., Ltd.	1,237,430
1,100	As One Corp.	22,591
4,000	ASKA Pharmaceutical Co., Ltd.	26,004
2,700	Autobacs Seven Co., Ltd.	125,218
10,350	Belluna Co., Ltd.	77,977
26,700	Bridgestone Corp.	619,625
82,569	Canon Inc.	3,735,190
3,500	Chiyoda Co., Ltd.	57,654
45,000	Chuetsu Pulp & Paper Co., Ltd.	73,052
1,000	Coca-Cola Central Japan Co., Ltd.	12,989
800	Cocokara fine Inc.	21,512
10,000	Daiichi Jitsugyo Co., Ltd.	39,854
661	Dai-ichi Life Insurance Co., Ltd. (The)	735,313
10,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	45,036
2,000	Daiso Co., Ltd.	6,767
10,700	Daito Trust Construction Co., Ltd.	954,242
3,800	DCM Holdings Co., Ltd.	28,709
4,200	EDION Corp.	32,872
15,000	Eighteenth Bank Ltd. (The)	40,099
23,823	FANUC Corp.	3,909,449
18	Fields Corp.	26,928
211,000	Fujitsu Ltd.	1,123,132
6,000	Fuso Pharmaceutical Industries Ltd.	15,839
3,300	Hakuto Co., Ltd.	30,112
12,000	Hanwa Co., Ltd.	52,149
112	Heiwa Real Estate REIT Inc., Class A Shares	53,601
5,300	Hibiya Engineering Ltd.	54,394
26,000	Higashi-Nippon Bank Ltd. (The)	54,054
3,400	Hitachi Capital Corp.	47,687
13,000	Hokuetsu Bank Ltd. (The)	26,760
3,000	Hokuetsu Kishu Paper Co., Ltd.	18,996
94,100	Honda Motor Co., Ltd.	2,973,643
32,700	Hoya Corp.	697,617
41,500	Ibiden Co., Ltd.	982,354
11,600	Inabata & Co., Ltd.	68,040
4,600	Ines Corp.	32,866
11,000	Jaccs Co., Ltd.	34,010
129	Japan Rental Housing Investments Inc., Class A Shares	51,812
4,000	Japan Vilene Co., Ltd.	16,482
10,000	J-Oil Mills Inc.	27,896
4,000	Kandenko Co., Ltd.	17,098
201	KDDI Corp.	1,333,178
12	Kenedix Realty Investment Corp., Class A Shares	34,606
1,600	Kissei Pharmaceutical Co., Ltd.	31,008

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
3,000	Kohnan Shoji Co., Ltd.	$48,328
2,800	Kojima Co., Ltd.	18,759
75,769	Komatsu Ltd.	1,928,393
142,500	Konica Minolta Holdings Inc.	1,078,686
15,000	Kurabo Industries Ltd.	29,115
41,200	Kuraray Co., Ltd.	589,918
3,000	KYORIN Holdings Inc.	50,747
114,000	Marubeni Corp.	703,101
17,000	Marudai Food Co., Ltd.	59,683
8,000	Maruzen Showa Unyu Co., Ltd.	24,955
41	MID Reit Inc., Class A Shares	101,119
4,000	Mie Bank Ltd. (The)	9,042
2,200	Mikuni Coca-Cola Bottling Co., Ltd.	19,627
2,900	Ministop Co., Ltd.	53,939
119,200	Mitsubishi Corp.	2,461,484
5,000	Mitsui Home Co., Ltd.	24,933
17	Mori Hills REIT Investment Corp., Class A Shares	54,952
1,100	Nafco Co., Ltd.	18,692
3,500	Nagase & Co., Ltd.	38,182
6,300	NEC Capital Solutions Ltd.	93,058
2,700	NEC Fielding Ltd.	33,307
1,200	NEC Mobiling Ltd.	39,615
28,000	Nippon Road Co., Ltd. (The)	72,549
232,000	Nippon Steel Corp.	563,527
41,700	Nippon Telegraph & Telephone Corp.	2,053,651
17,000	Nittetsu Mining Co., Ltd.	68,279
22,150	NKSJ Holdings Inc.	439,713
4,000	Nohmi Bosai Ltd.	25,027
26,700	Nomura Research Institute Ltd.	590,607
5,000	Okuwa Co., Ltd.	83,476
8,300	Onoken Co., Ltd.	68,031
5,500	Orient Corp.*	5,013
2,200	Otsuka Kagu Ltd.	19,667
1,500	Parco Co., Ltd.	11,324
170	Rakuten Inc.	182,072
4,800	Riso Kagaku Corp.	79,857
4,600	Ryoyo Electro Corp.	42,993
500	S Foods Inc.	3,927
1,600	Sangetsu Co., Ltd.	42,589
1,200	Sanoh Industrial Co., Ltd.	8,727
2,000	Sanshin Electronics Co., Ltd.	16,583
48,000	Sekisui Chemical Co., Ltd.	359,735
19,000	Senko Co., Ltd.	71,445
4,700	Senshukai Co., Ltd.	32,220
46,800	Seven & I Holdings Co., Ltd.	1,307,492
10,000	Shimamura Co., Ltd.	946,231
4,200	Shinko Shoji Co., Ltd.	32,793
95	SKY Perfect JSAT Holdings Inc.	48,664
83,400	Sony Financial Holdings Inc.	1,372,650
13,000	Sumikin Bussan Corp.	31,145
44,700	Sumitomo Mitsui Financial Group Inc.	1,233,864
322,000	Sumitomo Mitsui Trust Holdings Inc.	987,043
40,000	Sumitomo Realty & Development Co., Ltd.	793,297
10,000	T RAD Co., Ltd.	33,283
20,000	Takiron Co., Ltd.	67,429

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
3,600	Tohokushinsha Film Corp.	$25,159
25,000	Tokyo Tekko Co., Ltd.	71,376
24,000	Topy Industries Ltd.	61,512
1,700	Torii Pharmaceutical Co., Ltd.	32,040
11,000	Toshiba TEC Corp.	41,586
5,100	Touei Housing Corp.	52,183
17,000	Toyo Ink SC Holdings Co., Ltd.	63,010
51,149	Toyota Motor Corp.	1,681,092
27,000	Uchida Yoko Co., Ltd.	75,063
15,600	Unicharm Corp.	738,664
4,000	Uniden Corp.	15,353
11,300	UNY Co., Ltd.	103,510
800	Vital KSK Holdings Inc.	6,414
2,200	Yachiyo Bank Ltd. (The)	57,619
10,130	Yamada Denki Co., Ltd.	732,022
82,000	Yaskawa Electric Corp.	715,534
1,300	Yokohama Reito Co., Ltd.	10,038
14,000	Yurtec Corp.	68,202

	Total Japan	43,443,609

Luxembourg — 0.5%
602	GAGFAH SA	3,607
17,077	Millicom International Cellular SA	1,846,913

	Total Luxembourg	1,850,520

Mexico — 1.0%
492,000	América Móvil SAB de CV	586,368
9,600	Fomento Económico Mexicano SAB de CV, ADR	654,816
803,000	Wal-Mart de Mexico SA de CV, Class V Shares	2,164,055

	Total Mexico	3,405,239

Netherlands — 4.5%
1,805	ASM International NV	48,909
53,513	ASML Holding NV	2,090,468
10,058	BE Semiconductor Industries NV	66,877
998	CSM NV	13,160
327,286	ING Groep NV*	2,555,242
120,178	Koninklijke Ahold NV	1,531,825
3,568	Mediq NV	55,189
6,721	New World Resources PLC, Class A Shares	49,895
20,440	Randstad Holding NV	639,290
165,547	Reed Elsevier NV(b)	1,955,834
81,388	Royal Dutch Shell PLC, Class B Shares	2,934,239
70,298	SBM Offshore NV	1,510,744
49,731	Sensata Technologies Holding NV*	1,554,094
52,000	Yandex NV, Class A Shares(b)*	1,142,960

	Total Netherlands	16,148,726

New Zealand — 0.4%
16,403	Air New Zealand Ltd.	12,480
144,893	Chorus Ltd.*	370,275
15,185	Nuplex Industries Ltd.	30,197
724,467	Telecom Corp. of New Zealand Ltd.	1,151,810
9,690	Vector Ltd.	19,196

	Total New Zealand	1,583,958

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Norway — 1.4%
3,359	Atea ASA	$33,041
13,000	Austevoll Seafood ASA	48,549
4,768	Cermaq ASA	55,364
90,774	DnB NOR ASA	931,908
3,178	Fred Olsen Energy ASA	106,859
2,800	Leroy Seafood Group ASA	40,245
5,767	SpareBank 1 SMN	40,374
50,045	Statoil ASA	1,297,785
82,000	Telenor ASA	1,403,915
49,424	TGS Nopec Geophysical Co. ASA	1,103,103

	Total Norway	5,061,143

Singapore — 0.9%
16,600	AIMS AMP Capital Industrial REIT	12,612
15,000	First Resources Ltd.	17,924
273,000	Genting Singapore PLC*	331,869
15,000	Guocoland Ltd.	19,664
31,000	Hi-P International Ltd.	14,878
17,000	Hong Leong Asia Ltd.	21,076
210,000	Lippo Malls Indonesia Retail Trust	62,208
16,000	Mapletree Logistics Trust	10,499
61,000	Metro Holdings Ltd.	32,579
8,444	Miclyn Express Offshore Ltd.	16,488
317,000	SembCorp. Industries Ltd.	1,065,318
376,000	Singapore Telecommunications Ltd.	912,235
44,000	Stamford Land Corp., Ltd.	18,666
39,000	United Engineers Ltd.	61,772
50,000	United Overseas Bank Ltd.	607,668
2,000	Venture Corp., Ltd.	10,388
13,000	Wheelock Properties Singapore Ltd.	16,323

	Total Singapore	3,232,167

South Africa — 0.2%
46,987	MTN Group Ltd.	844,009

South Korea — 1.6%
2,283	Hyundai Mobis	633,086
8,624	Hyundai Motor Co.	1,674,879
3,896	Samsung Electronics Co., Ltd.	3,543,724

	Total South Korea	5,851,689

Spain — 1.3%
92,220	Banco Bilbao Vizcaya Argentaria SA	783,652
1,500	Bolsas y Mercados Españoles SA	41,152
2,847	Corp Financiera Alba	116,658
2,045	Duro Felguera SA	13,643
2,959	Grupo Catalana Occidente SA	47,134
14,902	Inditex SA	1,266,988
34,485	Técnicas Reunidas SA	1,256,924
49,249	Telefónica SA	930,205

	Total Spain	4,456,356

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Sweden — 1.5%
3,041	Bilia AB, Class A Shares	$43,411
7,792	Billerud AB	63,805
3,942	Boliden AB	57,199
3,596	Haldex AB	14,366
71,960	Hennes & Mauritz AB, Class B Shares	2,287,353
48,666	Hexagon AB, Class B Shares	744,486
5,377	Orc Group AB	48,376
6,752	Saab AB, Class B Shares	120,571
102,524	Svenska Cellulosa AB, Class B Shares	1,527,068
16,700	Svenska Handelsbanken AB, Class A Shares	441,445

	Total Sweden	5,348,080

Switzerland — 9.1%
129	Banque Cantonale Vaudoise	63,677
314	BKW FMB Energie AG	10,494
556	Bossard Holding AG	63,735
799	Clariant AG*	7,859
100,806	Credit Suisse Group AG*	2,451,713
11,402	Ferrexpo PLC	54,185
52	Flughafen Zürich AG	19,055
312	Helvetia Holding AG	94,937
97,035	Julius Baer Group Ltd.	3,482,035
476	Meyer Burger Technology AG*	9,230
99,374	Nestlé SA	5,589,844
114,950	Novartis AG	6,222,782
39,377	Petroplus Holdings AG*	177,654
34,507	Roche Holding AG	5,506,042
3,738	Schmolz + Bickenbach AG*	23,982
1,585	Schweizerische National-Versicherungs-Gesellschaft AG	53,494
5,870	Swatch Group AG (The)	2,295,208
469	Vontobel Holding AG	12,190
44	Walter Meier AG	10,095
263,914	Xstrata PLC	4,254,154
7,857	Zurich Financial Services AG*	1,733,359

	Total Switzerland	32,135,724

Taiwan — 0.9%
72,815	HTC Corp.	1,197,790
166,778	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,154,772

	Total Taiwan	3,352,562

Thailand — 0.2%
180,100	Kasikornbank PCL, NVDR	699,209

Turkey — 0.2%
245,600	Turkiye Garanti Bankasi AS	842,919

United Kingdom — 19.6%
15,156	Aberdeen Asset Management PLC	47,963
13,623	Aero Inventory PLC(c)(d)*	0
36,974	Afren PLC*	50,414
86,828	AMEC PLC	1,189,990
312,753	ARM Holdings PLC	2,938,291

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
169,160	Aviva PLC	$833,901
4,208	Berendsen PLC	29,268
179,984	BG Group PLC	3,865,575
62,391	BHP Billiton PLC	1,923,887
7,829	Bodycote PLC	34,079
46,541	British American Tobacco PLC	2,161,792
211,631	British Sky Broadcasting Group PLC	2,555,106
157,716	Britvic PLC	841,331
79,940	Cable & Wireless Communications PLC	48,718
25,740	Cable & Wireless Worldwide PLC	6,818
102,939	Capita Group PLC (The)	1,023,234
1,272	Carillion PLC	6,233
50,193	Carnival PLC	1,745,573
422,881	Centrica PLC	2,013,737
7,906	Collins Stewart Hawkpoint PLC	6,208
20,449	Computacenter PLC	114,402
12,755	Cookson Group PLC	99,882
12,904	Dairy Crest Group PLC	67,209
83,714	Debenhams PLC	84,098
77,462	Diageo PLC	1,657,286
10,940	Drax Group PLC	96,296
3,595	easyJet PLC*	21,443
14,620	Firstgroup PLC	75,201
3,669	Galliford Try PLC	29,134
827	Genus PLC	13,740
41,733	GKN PLC	128,328
168,048	GlaxoSmithKline PLC	3,726,610
5,002	Greene King PLC	38,051
27,500	Home Retail Group PLC	38,779
173,684	HSBC Holdings PLC	1,355,540
3,196	Hunting PLC	34,767
36,936	Imperial Tobacco Group PLC	1,330,062
121,868	Inmarsat PLC	839,964
25,242	Intermediate Capital Group PLC	95,605
21,765	Interserve PLC	111,663
11,700	John Menzies PLC	93,810
10,591	John Wood Group PLC	108,934
576,594	Kingfisher PLC	2,325,342
1,637,963	Lloyds Banking Group PLC*	644,829
47,481	Logica PLC	60,040
5,558	Mapeley Ltd.(c)(d)*	87
46,520	Marston’s PLC	70,166
17,965	Melrose Resources PLC	34,665
17,997	Mondi PLC	130,093
8,192	Morgan Sindall Group PLC	73,347
4,957	Pace PLC	4,009
63,028	Pearson PLC	1,143,758
13,349	Phoenix IT Group Ltd.	35,147
170,504	Premier Oil PLC*	980,259
3,594	Provident Financial PLC	56,836
306,084	Prudential PLC	3,015,478
43,937	PV Crystalox Solar PLC	2,991
57,820	Reckitt Benckiser Group PLC	2,925,037
86,097	Reed Elsevier PLC	715,765

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
165,004	Rexam PLC	$895,790
45,661	Rio Tinto PLC	2,419,010
111,728	ROK PLC(c)(d)*	0
29,786,610	Rolls-Royce Holdings PLC, Class C Shares(c)(d)*	46,769
385,506	Rolls-Royce Holdings PLC*	4,429,082
29,300	SABMiller PLC	1,035,785
145,498	Smith & Nephew PLC	1,332,490
1,064	Spectris PLC	20,969
25,319	St. Ives PLC	34,327
13,547	Stagecoach Group PLC	53,425
209,942	Standard Chartered PLC	4,587,536
3,451	Synergy Health PLC	48,021
2,936	Tate & Lyle PLC	31,025
595,081	Tesco PLC	3,798,354
113,178	TUI Travel PLC	307,384
16,151	Tullett Prebon PLC	77,743
52,888	Tullow Oil PLC	1,156,532
125,207	United Utilities Group PLC	1,239,969
880,596	Vodafone Group PLC	2,390,883
2,929	WH Smith PLC	24,239
29,961	William Hill PLC	95,258
243,065	WM Morrison Supermarkets PLC	1,232,280

	Total United Kingdom	68,957,642

United States — 1.0%
26,665	Schlumberger Ltd.	2,008,675
12,083	Wynn Resorts Ltd.	1,456,726

	Total United States	3,465,401

	TOTAL COMMON STOCKS (Cost — $308,078,583)	341,368,543

PREFERRED STOCKS — 0.5%
Australia — 0.0%
117	Multiplex SITES Trust*	8,990

Germany — 0.5%
1,607	ProSiebenSat.1 Media AG, 8.430%	31,633
2,040	Sartorius AG, 1.840%	107,130
9,900	Volkswagen AG, 1.880%	1,702,084

	Total Germany	1,840,847

Italy — 0.0%
33,794	Unipol Gruppo Finanziario SpA*	8,065

	TOTAL PREFERRED STOCKS (Cost — $958,228)	1,857,902

RIGHTS — 0.0%
Australia — 0.0%
	BlueScope Steel Ltd.*
448,457	(Cost $174,647)	174,580

WARRANTS — 0.2%
Luxembourg — 0.2%
58,784	Shriram Transport Finance Co., Ltd., expires 1/18/13(a)*	561,317

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $309,672,836)	$343,962,342

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS(e) — 5.5%
MONEY MARKET FUND — 1.5%
$5,529,093		Invesco STIT - Liquid Assets Portfolio(f) (Cost — $5,529,093)	$5,529,093

TIME DEPOSITS — 4.0%
		BBH - Grand Cayman:
10	CHF	0.005% due 12/1/11	11
1,429	HKD	0.005% due 12/1/11	184
1,367	SGD	0.010% due 12/1/11	1,066
4,922,162	JPY	0.010% due 12/1/11	63,438
11,459	EUR	0.096% due 12/1/11	15,415
1	GBP	0.099% due 12/1/11	2
298	CAD	0.250% due 12/1/11	292
29,684	NOK	0.950% due 12/1/11	5,149
240	SEK	1.064% due 12/1/11	35
3	NZD	1.750% due 12/1/11	2
11,658,578		HSBC Bank - Grand Cayman, 0.030% due 12/1/11	11,658,578
		JPMorgan Chase & Co. - London:
12,544	GBP	0.099% due 12/1/11	19,696
179,441	AUD	3.783% due 12/1/11	183,828
2,160,190		Wells Fargo - Grand Cayman, 0.030% due 12/1/11	2,160,190

		TOTAL TIME DEPOSITS (Cost — $14,107,886)	14,107,886

		TOTAL SHORT-TERM INVESTMENTS (Cost — $19,636,979)	19,636,979

		TOTAL INVESTMENTS — 102.5% (Cost — $329,309,815#)	363,599,321

		Liabilities in Excess of Other Assets — (2.5)%	(8,951,108)

		TOTAL NET ASSETS — 100.0%	$354,648,213

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing securities.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.0%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depository Receipts
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro Dollar

Schedules of Investments

(unaudited) (continued)

GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NVDR	—	Non-Voting Depository Receipt
NZD	—	New Zealand Dollar
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Summary of Investments by Security Sector^
Financials	15.4%
Consumer Discretionary	13.9
Industrials	12.3
Consumer Staples	10.1
Information Technology	10.1
Energy	9.0
Health Care	8.8
Materials	7.8
Telecommunication Services	5.4
Utilities	1.8
Short-Term Investments	5.4

100.0%

^	As a percentage of total investments.
For	details of other financial instruments held by this fund, refer to Note 2.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 91.1%
Argentina — 0.8%
47,453	Arcos Dorados Holdings Inc., Class A Shares	$1,040,170
132,579	YPF SA, ADR	4,641,591

	Total Argentina	5,681,761

Australia — 0.0%
48,074	Aquarius Platinum Ltd.	129,920

Bermuda — 0.3%
18,955	Credicorp Ltd.	2,058,892

Brazil — 16.7%
174,745	Banco Bradesco SA, ADR	2,883,293
1,094,750	Banco do Brasil SA	14,671,438
30,400	BR Malls Participações SA	308,251
62,900	BR Properties SA	627,345
17,331	Brasil Telecom SA, ADR	111,265
37,123	Brasil Telecom SA, Class C Shares, ADR	661,532
73,300	BRF - Brasil Foods SA	1,432,917
450,000	CCR SA	2,878,305
187,800	Cia de Bebidas das Américas, ADR	6,456,564
26,100	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,441,242
271,220	Cia Energética de Minas Gerais, ADR(a)	4,759,911
17,500	Cia Paranaense de Energia, ADR	352,625
470,400	Cia Siderúrgica Nacional SA, ADR	3,904,320
506,940	Cielo SA	13,517,464
102,109	Cosan SA Indústria e Comércio	1,521,103
84,900	Gafisa SA, ADR(a)	511,098
12,400	Itaú Unibanco Holding SA, ADR	220,720
34,112	Lojas Renner SA	1,023,880
235,000	Natura Cosméticos SA	4,724,076
333,687	OGX Petróleo e Gas Participações SA*	2,579,687
1,137,384	PDG Realty SA Empreendimentos e Participações	4,232,712
187,773	Petróleo Brasileiro SA, ADR	5,067,993
248,531	Petróleo Brasileiro SA, Class A Shares, ADR(a)	6,230,672
917,800	Redecard SA	15,502,092
400,900	Souza Cruz SA	5,092,979
50,800	Tele Norte Leste Participações SA, ADR	480,568
57,691	Telefónica Brasil SA, ADR	1,555,926
158,682	TIM Participações SA	742,552
68,000	Ultrapar Participações SA	1,198,261
281,043	Vale SA	6,482,315
652,077	Vale SA, Class B Shares, ADR	15,160,790

	Total Brazil	126,333,896

Canada — 0.9%
254,500	First Quantum Minerals Ltd.	5,139,650
89,719	Pacific Rubiales Energy Corp.	1,918,309

	Total Canada	7,057,959

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
China — 10.4%
428,000	Agile Property Holdings Ltd.(a)	$357,594
733,000	Agricultural Bank of China Ltd., Class H Shares	315,940
169,000	Anta Sports Products Ltd.(a)	193,812
31,508	Baidu Inc., ADR*	4,127,233
4,174,400	Bank of China Ltd., Class H Shares	1,365,217
802,500	BBMG Corp., Class H Shares	615,504
13,212,580	China Construction Bank Corp., Class H Shares	9,451,780
1,265,000	China Datang Corp. Renewable Power Co., Ltd., Class H Shares(a)*	270,000
234,000	China Life Insurance Co., Ltd., Class H Shares	624,566
648,500	China Minsheng Banking Corp., Ltd., Class H Shares	540,948
1,748,000	China National Building Material Co., Ltd., Class H Shares(a)	2,120,154
1,602,000	China Petroleum & Chemical Corp., Class H Shares	1,684,986
3,415,500	China Railway Construction Corp., Ltd., Class H Shares	1,931,148
440,000	China Shanshui Cement Group Ltd.	324,227
239,000	China Shenhua Energy Co., Ltd., Class H Shares	1,057,327
1,130,000	China Telecom Corp., Ltd., Class H Shares	689,449
470,000	China Yurun Food Group Ltd.(a)	677,132
5,659,805	CNOOC Ltd.	10,894,594
243	Country Garden Holdings Co., Ltd.	87
148,530	Ctrip.com International Ltd., ADR*	4,040,016
420,000	Dongfeng Motor Group Co., Ltd., Class H Shares	630,358
553,000	Dongyue Group	498,544
150,000	ENN Energy Holdings Ltd.	540,782
8,407,590	Evergrande Real Estate Group Ltd.(a)	3,567,164
470,800	Guangzhou R&F Properties Co., Ltd., Class H Shares(a)	389,069
11,758,050	Industrial & Commercial Bank of China, Class H Shares	6,969,171
50,800	Inner Mongolia Yitai Coal Co., Class B Shares	271,241
155,000	Intime Department Store Group Co., Ltd.	182,473
563,000	Jiangxi Copper Co., Ltd., Class H Shares	1,348,741
1,040,000	Lenovo Group Ltd.	742,123
49,100	Netease.com, ADR*	2,213,919
14,800	New Oriental Education & Technology Group Inc., ADR*	373,552
859,500	PetroChina Co., Ltd., Class H Shares	1,110,376
582,000	PICC Property & Casualty Co., Ltd., Class H Shares	792,050
85,500	Ping An Insurance Group Co. of China Ltd., Class H Shares	594,974
18,103,000	Renhe Commercial Holdings Co., Ltd.(a)	2,674,007
672,000	Shanghai Electric Group Co., Ltd., Class H Shares	304,793
640,500	Soho China Ltd.	438,164
178,100	Tencent Holdings Ltd.	3,469,617
66,000	Tingyi Cayman Islands Holding Corp.	213,277
636,000	Weichai Power Co., Ltd., Class H Shares(a)	2,967,823
7,499,000	Winsway Coking Coal Holding Ltd.(a)	2,802,968
1,315,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	3,199,330
140,000	Zhaojin Mining Industry Co., Ltd., Class H Shares	249,525
350,000	Zhejiang Expressway Co., Ltd., Class H Shares	217,792

	Total China	78,043,547

Cyprus — 0.1%
45,063	Globaltrans Investment PLC, GDR	684,866

Czech Republic — 0.4%
50,208	CEZ AS	1,977,517
4,595	Komerční banka as	760,684
20,354	Telefónica Czech Republic AS	424,954

	Total Czech Republic	3,163,155

Egypt — 1.2%
837,467	Commercial International Bank Egypt SAE	3,300,019
77,630	Eastern Co.	1,234,558
53,150	Egyptian Co. for Mobile Services	850,163
101,697	Orascom Construction Industries	3,683,570

	Total Egypt	9,068,310

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
France — 0.3%
62,115	CFAO SA	$2,225,758

Hong Kong — 2.5%
122,000	China Mengniu Dairy Co., Ltd.	438,262
503,000	China Mobile Ltd.	4,962,464
547,000	China Overseas Land & Investment Ltd.	968,287
871,000	China Resources Land Ltd.(a)	1,329,126
196,000	China Resources Power Holdings Co., Ltd.	397,694
1,091,000	China Unicom Hong Kong Ltd.	2,348,460
516,000	COSCO Pacific Ltd.	606,350
43,906,000	CST Mining Group Ltd.*	493,290
1,179,000	GOME Electrical Appliances Holding Ltd.	307,275
4,990,200	Huabao International Holdings Ltd.(a)	2,824,690
59,000	Kingboard Chemical Holdings Ltd.	161,261
18,615,500	REXLot Holdings Ltd.	1,294,773
106,000	Shanghai Industrial Holdings Ltd.	288,686
1,849,500	Shimao Property Holdings Ltd.(a)	1,513,139
2,249,000	Shougang Fushan Resources Group Ltd.	922,791

	Total Hong Kong	18,856,548

Hungary — 0.5%
237,085	OTP Bank PLC	3,497,683

India — 2.5%
12,253	Dr. Reddy’s Laboratories Ltd., ADR	368,080
6,114	GAIL India Ltd., GDR	282,785
32,664	HDFC Bank Ltd., ADR	903,486
140,389	ICICI Bank Ltd., ADR	4,086,724
114,141	Infosys Ltd., ADR	5,891,959
156,180	ITC Ltd., GDR*	601,293
48,563	Mahindra & Mahindra Ltd., GDR	711,448
93,569	Reliance Industries Ltd., London Shares, GDR(b)	2,820,797
39,692	Reliance Industries Ltd., Luxembourg Shares, GDR(b)	1,190,760
6,777	State Bank of India Ltd., London Shares, GDR	504,914
55,518	Sterlite Industries India Ltd., ADR	447,475
31,517	Tata Motors Ltd., ADR(a)	542,092
12,309	Wipro Ltd., ADR(a)	118,166

	Total India	18,469,979

Indonesia — 4.4%
14,479,849	Adaro Energy Tbk PT	3,157,900
173,675	Astra International Tbk PT	1,396,284
1,144,500	Bank Central Asia Tbk PT	1,014,868
3,711,162	Bank Mandiri Tbk PT	2,717,790
549,500	Bank Negara Indonesia Persero Tbk PT	237,940
1,176,500	Bank Rakyat Indonesia Persero Tbk PT	871,081
2,402,500	Bumi Resources Tbk PT	559,417
1,608,500	Charoen Pokphand Indonesia Tbk PT	423,300
48,500	Gudang Garam Tbk PT	353,813

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
477,000	Indo Tambangraya Megah PT	$2,069,441
7,577,000	Perusahaan Gas Negara PT	2,631,736
3,351,500	Semen Gresik Persero Tbk PT	3,522,151
1,245,000	Tambang Batubara Bukit Asam Tbk PT	2,323,271
825,496	Telekomunikasi Indonesia Tbk PT	677,650
223,900	Telekomunikasi Indonesia Tbk PT, ADR	7,332,724
1,313,378	United Tractors Tbk PT	3,490,318

	Total Indonesia	32,779,684

Luxembourg — 0.3%
61,576	Oriflame Cosmetics SA, SDR	1,888,752

Malaysia — 0.5%
66,000	AirAsia Bhd	79,367
112,300	Alliance Financial Group Bhd	128,653
55,100	Berjaya Sports Toto Bhd	72,687
143,700	British American Tobacco Malaysia Bhd	2,102,266
161,000	DiGi.Com Bhd	179,384
29,500	Genting Bhd	103,633
14,800	Hong Leong Financial Group Bhd	54,011
58,800	IOI Corp. Bhd	94,480
68,600	Petronas Chemicals Group Bhd	132,302
53,900	PLUS Expressways Bhd	75,592
34,800	RHB Capital Bhd	81,164
53,900	Sime Darby Bhd	154,772
13	SP Setia Bhd	16
89,800	Telekom Malaysia Bhd	123,707
68,000	Tenaga Nasional Bhd	122,745

	Total Malaysia	3,504,779

Mexico — 4.0%
61,900	Alfa SAB de CV, Class A Shares	727,136
528,575	América Móvil SAB de CV, Class L Shares, ADR	12,590,656
65,350	Desarrolladora Homex SAB de CV, ADR*	767,863
18,000	Fomento Económico Mexicano SAB de CV, ADR	1,227,780
57,500	Grupo Financiero Banorte SAB de CV, Class O Shares	194,862
2,928,019	Grupo Mexico SAB de CV, Class B Shares	7,854,349
172,200	Grupo Televisa SAB, ADR	3,574,872
15,110	Industrias Peñoles SAB de CV	687,928
412,800	Kimberly-Clark de Mexico SAB de CV, Class A Shares	2,179,492
101,900	Mexichem SAB de CV	356,927
81,794	Wal-Mart de Mexico SAB de CV, Class V Shares	220,432

	Total Mexico	30,382,297

Netherlands — 0.0%
7,119	New World Resources PLC	51,129
17,000	VimpelCom Ltd., ADR	202,640

	Total Netherlands	253,769

Nigeria — 0.0%
28,570	Guaranty Trust Bank PLC, GDR(b)	124,814

Pakistan — 0.6%
1,218,600	Oil & Gas Development Co., Ltd.	2,110,409
1,303,689	Pakistan Petroleum Ltd.	2,533,931

	Total Pakistan	4,644,340

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Peru — 0.3%
55,596	Cia de Minas Buenaventura SA, ADR	$2,176,583

Philippines — 1.4%
344,800	Aboitiz Power Corp.	232,368
332,900	Ayala Land Inc.	121,709
249,754	Bank of the Philippine Islands	304,053
2,555,400	Energy Development Corp.	356,529
140,520	First Philippine Holdings Corp.	180,634
1,563,000	Metro Pacific Investments Corp.	124,149
194,906	Metropolitan Bank & Trust	301,383
141,300	Philippine Long Distance Telephone Co., ADR	7,799,761
39,570	SM Investments Corp.	477,188
796,000	SM Prime Holdings Inc.	233,354
124,440	Universal Robina Corp.	144,366

	Total Philippines	10,275,494

Poland — 0.9%
40,944	Bank Pekao SA	1,797,702
5,019	Grupa Lotos SA*	37,754
23,351	KGHM Polska Miedz SA	933,036
110,595	PGE SA	708,778
69,265	Polski Koncern Naftowy ORLEN SA*	835,028
74,347	Powszechna Kasa Oszczędności Bank Polski SA	747,978
7,986	Powszechny Zaklad Ubezpieczeń SA	764,379
125,758	Tauron Polska Energia SA	204,352
81,552	Telekomunikacja Polska SA	450,802

	Total Poland	6,479,809

Russia — 8.9%
48,637,005	Federal Grid Co. Unified Energy System JSC	527,712
524,756	Gazprom OAO*	6,034,693
4,554	Gazprom OAO, ADR	52,762
700,380	Gazprom OAO, London Shares, ADR	8,054,369
19,287	Lukoil OAO	1,056,928
27,940	Lukoil OAO, ADR	1,570,507
73,781	Lukoil OAO, London Shares, ADR	4,162,695
47,850	Lukoil OAO, Sponsored ADR	2,684,385
98,973	Magnit OJSC, GDR(b)*	2,192,252
119,815	Mechel, ADR(a)	1,304,785
569,901	Mobile Telesystems OJSC, ADR	9,847,888
16,468	NovaTek OAO, GDR	2,531,794
180,535	Rosneft Oil Co.	1,241,178
228,547	Rosneft Oil Co., GDR	1,676,411
78,010	Rostelecom OJSC*	401,752
4,980,761	Sberbank of Russia	14,391,694
99,361	Severstal OAO	1,415,894
41,371	Sistema JSFC, London Shares, GDR	833,039
17,828	Tatneft, ADR	578,343
931,142	TNK-BP Holding	2,351,134
15,727	Uralkali OJSC, GDR	635,214
82,538	Uralkali OJSC, London Shares, GDR	3,369,741

	Total Russia	66,915,170

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
South Africa — 8.1%
95,654	African Bank Investments Ltd.	$411,659
18,329	Anglo American Platinum Ltd.	1,245,318
39,593	AngloGold Ashanti Ltd.	1,889,760
27,577	ArcelorMittal South Africa Ltd.	209,519
19,945	Barloworld Ltd.	178,173
234,161	Bidvest Group Ltd.	4,536,275
122,506	Cipla Medpro South Africa Ltd.	94,998
57,482	DRDGOLD Ltd.	39,225
13,483	Exxaro Resources Ltd.	299,946
985,624	FirstRand Ltd.	2,441,362
43,075	Gold Fields Ltd.	726,302
121,634	Growthpoint Properties Ltd.	275,373
20,438	Impala Platinum Holdings Ltd.	432,497
28,486	Investec Ltd.	167,013
65,021	Kumba Iron Ore Ltd.	4,094,417
9,915	Liberty Holdings Ltd.	97,389
92,784	Life Healthcare Group Holdings Ltd.	245,267
72,655	Massmart Holdings Ltd.	1,475,092
263,649	MTN Group Ltd.	4,735,826
737,439	Murray & Roberts Holdings Ltd.*	2,286,391
75,279	Naspers Ltd., Class N Shares	3,394,752
184,109	Nedbank Group Ltd.	3,259,111
758,600	Pretoria Portland Cement Co., Ltd.	2,525,866
13,678	Remgro Ltd.	205,913
819,056	Sanlam Ltd.	3,031,819
77,085	Sasol Ltd.	3,700,001
397,906	Shoprite Holdings Ltd.	6,701,877
265,316	Standard Bank Group Ltd.	3,229,757
43,508	Steinhoff International Holdings Ltd.*	126,999
75,925	Telkom SA Ltd.	271,674
142,549	Tiger Brands Ltd.	4,306,115
453,015	Truworths International Ltd.	4,432,324
22,134	Woolworths Holdings Ltd.	110,231

	Total South Africa	61,178,241

South Korea — 14.7%
1,663	CJ CheilJedang Corp.	425,065
8,655	Daelim Industrials Co., Ltd.	766,342
15,220	DGB Financial Group Inc.*	182,191
16,620	Dongbu Insurance Co., Ltd.	774,784
10,550	Dongkuk Steel Mill Co., Ltd.	215,415
9,435	GS Holdings	509,909
94,520	Hana Financial Group Inc.	3,465,758
14,018	Hanwha Corp.	456,240
52,898	Hite Jinro Co., Ltd.	1,391,381
1,858	Honam Petrochemical Corp.	543,087
4,337	Hyundai Department Store Co., Ltd.	637,377
15,433	Hyundai Engineering & Construction Co., Ltd.	916,214
1,810	Hyundai Glovis Co., Ltd.	362,558
3,746	Hyundai Heavy Industries Co., Ltd.	946,338
11,830	Hyundai Marine & Fire Insurance Co., Ltd.	355,649
18,446	Hyundai Mobis	5,115,161

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
37,565	Hyundai Motor Co.	$7,295,553
4,762	Hyundai Steel Co.	421,975
83,580	Industrials Bank of Korea	1,117,917
256,499	KB Financial Group Inc.	8,942,602
1,041	KCC Corp.	221,292
740,768	Korea Life Insurance Co., Ltd.	4,721,742
18,240	KT Corp.	585,713
134,026	KT&G Corp.	9,055,225
3,897	LG Chem Ltd.	1,159,304
17,002	LG Corp.	963,274
1,208	LG Household & Health Care Ltd.	569,506
23,296	NHN Corp.*	5,169,138
18,350	POSCO	6,202,455
25,672	Samsung Electronics Co., Ltd.	23,350,732
4,668	Samsung Fire & Marine Insurance Co., Ltd.	922,021
53,756	Samsung Heavy Industries Co., Ltd.	1,511,246
393,852	Shinhan Financial Group Co., Ltd.	14,939,766
9,316	SK Holdings Co., Ltd.	1,202,569
6,315	SK Telecom Co., Ltd.	851,124
115,740	Woongjin Coway Co., Ltd.	3,881,509
93,091	Woori Finance Holdings Co., Ltd.	846,662

	Total South Korea	110,994,794

Taiwan — 4.6%
192,218	Acer Inc.	220,105
665,003	Advanced Semiconductor Engineering Inc.	603,819
207,547	Asia Cement Corp.	229,666
40,000	Catcher Technology Co., Ltd.	195,380
361,791	China Steel Corp.	353,944
454,511	Chinatrust Financial Holding Co., Ltd.	257,999
300,000	Chipbond Technology Corp.	300,480
182,936	Chunghwa Telecom Co., Ltd.	605,294
253,000	Compal Electronics Inc.	232,098
211,000	Coretronic Corp.	155,968
65,000	Epistar Corp.	136,949
195,206	Far Eastern New Century Corp.	218,966
87,000	Farglory Land Development Co., Ltd.	152,888
50,000	Formosa Chemicals & Fibre Corp.	131,113
323,830	Formosa Plastics Corp.	870,711
1,798,302	Fubon Financial Holding Co., Ltd.	1,877,802
113,000	Highwealth Construction Corp.	170,900
1,878,803	Hon Hai Precision Industry Co., Ltd.	5,101,392
262,323	Hon Hai Precision Industry Co., Ltd., GDR	1,433,595
261,223	Hon Hai Precision Industry Co., Ltd., London Shares, GDR	1,427,584
36,283	HTC Corp.	596,847
42,828	HTC Corp., GDR	2,694,738
524,000	KGI Securities Co., Ltd.	208,710
179,000	Lite-On Technology Corp.	196,494
539,000	MediaTek Inc.	5,124,815
728,980	Mega Financial Holding Co., Ltd.	495,272
138	Pacific Electric Wire & Cable Co., Ltd.(c)*	0
307,270	Pou Chen Corp.	232,798
105,000	Quanta Computer Inc.	211,152
45,000	Radiant Opto-Electronics Corp.	136,637
138,927	Silitech Technology Corp.	364,983

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
520,118	Taiwan Cooperative Bank(c)	$316,444
54,000	Taiwan Fertilizer Co., Ltd.	128,957
126,988	Taiwan Mobile Co., Ltd.	407,833
1,038,031	Taiwan Semiconductor Manufacturing Co., Ltd.	2,614,726
417,815	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,398,169
63,381	Tripod Technology Corp.	145,141
329,000	Unimicron Technology Corp.	362,148
112,639	Uni-President Enterprises Corp.	158,135
634,000	United Microelectronics Corp.	280,989

	Total Taiwan	34,751,641

Thailand — 2.4%
100,950	Advanced Info Service PCL	455,893
153,200	Advanced Info Service PCL, NVDR	706,072
142,300	Bangkok Bank PCL, NVDR	683,541
200,500	Banpu PCL	3,569,926
145,700	Charoen Pokphand Foods PCL	155,652
568,200	Charoen Pokphand Foods PCL, NVDR	615,844
1,587,600	CP ALL PCL	2,569,764
485,400	Kasikornbank PCL	1,854,231
137,600	Kasikornbank PCL, NVDR	534,210
76,500	PTT Exploration & Production PCL	385,100
247,229	PTT Global Chemical PCL, NVDR*	524,231
176,000	PTT PCL, NVDR	1,791,994
226,200	Siam Cement PCL	2,606,902
46,700	Siam Cement PCL, NVDR	488,093
75,100	Siam Commercial Bank PCL	263,786
137,000	Siam Commercial Bank PCL, NVDR	493,084

	Total Thailand	17,698,323

Turkey — 2.8%
789,420	Akbank TAS	2,788,982
367	Aktas Electric Ticaret AS(c)*	0
4,595	Anadolu Efes Biracilik Ve Malt Sanayii AS	55,862
9,596	Arcelik AS	32,502
2,212	BIM Birleşik Mağazalar AS	62,792
30,910	Haci Omer Sabanci Holding AS	97,598
937,845	KOC Holding AS	3,248,189
4,907	Tüpras Türkiye Petrol Rafinerileri AS	112,039
31,734	Türk Telekomunikasyon AS	130,748
1,609	Türk Traktör ve Ziraat Makineleri AS	27,565
1,220,697	Turkcell İletişim Hizmetleri AS	6,128,895
694,019	Turkiye Garanti Bankasi AS	2,381,930
10,737	Turkiye Halk Bankasi AS	64,778
2,664,517	Turkiye Iş Bankasi, Class C Shares	5,522,544
13,588	Turkiye Sise ve Cam Fabrikalari AS	23,039

	Total Turkey	20,677,463

United Kingdom — 0.1%
4,656	British American Tobacco PLC	216,265
56,291	Ophir Energy PLC*	240,264

	Total United Kingdom	456,529

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares		Security	Value
United States — 0.5%
60,988		Las Vegas Sands Corp.*	$2,848,749
27,200		Southern Copper Corp.	846,736

		Total United States	3,695,485

		TOTAL COMMON STOCKS (Cost — $597,162,940)	684,150,241

EXCHANGE TRADED SECURITIES — 1.5%
United States — 1.5%
93,119		iPath® MSCI India Index ETN(a)*	4,849,638
154,700		Vanguard MSCI Emerging Markets ETF	6,311,760

		TOTAL EXCHANGE TRADED SECURITIES (Cost — $12,608,206)	11,161,398

PREFERRED STOCKS — 1.8%
Brazil — 1.5%
64,800		Banco do Estado do Rio Grande do Sul, 0.590%	692,229
123,600		Braskem SA, 6.200%, Class A Shares	957,588
198,318		Gerdau SA, 3.440%	1,482,649
406,600		Itaú Unibanco Holding SA, 0.500%	7,182,909
72,384		Itaúsa - Investimentos Itaú SA, 0.430%	422,900
41,345		Telefónica Brasil SA, 0.74%	1,117,340

		Total Brazil	11,855,615

Russia — 0.1%
352		AK Transneft OAO, 0.680%	559,680

South Korea — 0.2%
2,207		Samsung Electronics Co., Ltd., 0.860%	1,228,206

		TOTAL PREFERRED STOCKS (Cost — $10,003,378)	13,643,501

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $619,774,524)	708,955,140

Face Amount†
SHORT-TERM INVESTMENTS(d) — 8.0%
MONEY MARKET FUND — 2.8%
$20,982,888		Invesco STIT - Liquid Assets Portfolio(e) (Cost — $20,982,888)	20,982,888

TIME DEPOSITS — 5.2%
		BBH - Grand Cayman:
21,795	HKD	0.005% due 12/1/11	2,804
1,685	EUR	0.096% due 12/1/11	2,267
328	GBP	0.099% due 12/1/11	515
3,015,245	ZAR	4.850% due 12/1/11	371,016
38,709,937		HSBC Bank - Grand Cayman, 0.030% due 12/1/11	38,709,937

		TOTAL TIME DEPOSITS (Cost — $39,086,539)	39,086,539

		TOTAL SHORT-TERM INVESTMENTS (Cost — $60,069,427)	60,069,427

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Face Amount†	Security	Value
	TOTAL INVESTMENTS — 102.4%
	(Cost — $679,843,951#)	$769,024,567

	Liabilities in Excess of Other Assets — (2.4)%	(17,706,243)

	TOTAL NET ASSETS — 100.0%	$751,318,324

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing securities.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.2%.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depository Receipts
EUR	—	Euro Dollar
ETF	—	Exchange-Traded Fund
GBP	—	British Pound
GDR	—	Global Depository Receipt
HKD	—	Hong Kong Dollar
NVDR	—	Non-Voting Depository Receipt
PLC	—	Public Limited Company
SDR	—	Swedish Depository Receipts
ZAR	—	South African Rand

Summary of Investments by Security Sector^
Financials	21.6%
Energy	13.1
Information Technology	13.0
Materials	11.9
Telecommunication Services	9.3
Consumer Staples	8.3
Consumer Discretionary	7.0
Industrials	4.5
Utilities	1.9
Funds	1.5
Health Care	0.1
Short-Term Investments	7.8

100.0%

^	As a percentage of total investments.
For	details of other financial instruments held by this fund, refer to Note 2.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES - 36.4%
FHLMC - 9.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
$17,374	11.500% due 10/1/15	$17,500
2,017	9.500% due 6/1/16	2,051
99,303	8.500% due 11/1/16 - 7/1/17	109,646
20,467	8.000% due 1/1/17 - 6/1/17	22,727
57,938	2.500% due 12/1/34(a)	60,534
70,111	2.638% due 1/1/35(a)	73,859
709,552	2.493% due 3/1/36(a)(b)	748,075
59,950	5.657% due 2/1/37(a)	63,260
158,067	5.617% due 5/1/37(a)	168,417
156,821	5.873% due 5/1/37(a)	167,071
1,403,928	5.928% due 5/1/37(a)	1,517,814
	Gold:
5,079,499	3.500% due 1/1/12 - 12/1/25(c)	5,244,815
3,008	7.000% due 5/1/12 - 8/1/12	3,084
61,778,582	4.000% due 12/1/12 - 10/1/41(c)	64,501,449
16,216,890	5.500% due 10/1/13 - 2/1/40(b)	17,704,180
2,359,239	6.500% due 7/1/14 - 9/1/39(b)	2,622,814
3,131,938	6.000% due 5/1/16 - 6/1/39	3,425,094
9,982	8.500% due 2/1/18	10,302
5,853,303	5.000% due 6/1/21 - 4/1/41	6,271,771
14,962,370	4.500% due 2/1/39 - 7/1/41	15,907,185

	TOTAL FHLMC	118,641,648

FNMA - 24.3%
	Federal National Mortgage Association (FNMA):
25,748,659	3.000% due 12/1/11 - 11/1/26(c)	26,328,831
92,506,231	4.000% due 12/1/11 - 11/1/41(c)	96,738,828
54,807,264	3.500% due 1/1/12 - 12/1/41(c)	56,353,400
29,739,253	5.500% due 2/1/14 - 7/1/41(c)	32,325,368
2,775	8.500% due 4/1/17	3,115
9,760	8.000% due 8/1/17	11,103
1,241,657	4.761% due 2/1/20	1,397,390
1,254,635	4.671% due 7/1/20	1,408,354
1,311,645	3.975% due 11/1/20	1,421,137
23,213,326	6.000% due 9/1/21 - 1/1/42(c)	25,480,551
191	9.500% due 11/1/21	215
22,391,553	5.000% due 12/1/21 - 9/1/40(c)	24,089,169
6,817,652	6.500% due 11/1/23 - 9/1/37	7,717,125
18,694,046	4.500% due 6/1/25 - 11/1/41(b)(c)	19,787,124
578,133	7.000% due 9/1/26 - 4/1/37(b)	651,123
48,087	2.815% due 3/1/30(a)(b)	48,606
797,644	2.294% due 3/1/34(a)	837,637
179,624	2.374% due 12/1/34(a)	188,909
19,384	2.377% due 12/1/34(a)	20,435
276,078	2.371% due 9/1/35(a)	291,322
200,823	2.119% due 10/1/35(a)	207,184
282,773	2.181% due 10/1/35(a)	293,038
247,565	2.129% due 11/1/35(a)(b)	255,336
57,168	2.141% due 11/1/35(a)	59,400
64,498	2.157% due 11/1/35(a)	67,029
132,328	2.161% due 11/1/35(a)	136,541

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount		Security	Value
FNMA - 24.3% - (continued)
$52,672		2.166% due 11/1/35(a)	$54,625
63,580		2.172% due 11/1/35(a)	66,076
50,802		2.182% due 11/1/35(a)	52,745
685,779		2.366% due 1/1/36(a)	715,439
371,118		5.708% due 6/1/36(a)	401,734
540,561		2.646% due 8/1/36(a)	571,315
943,648		6.225% due 9/1/36(a)	1,018,260
97,202		2.601% due 12/1/36(a)	103,380
501,367		5.810% due 2/1/37(a)	542,728
944,649		5.531% due 4/1/37(a)	1,014,953
750,547		5.726% due 4/1/37(a)	799,481
927,426		5.634% due 5/1/37(a)	997,186
1,005,888		5.922% due 8/1/37(a)	1,090,519
722,742		3.236% due 7/1/41(a)	754,330

		TOTAL FNMA	304,301,041

GNMA - 2.6%
		Government National Mortgage Association (GNMA):
4,309,553		5.000% due 11/1/11 - 12/20/40(c)	4,753,639
4,559		9.500% due 12/15/16 - 8/15/17	4,665
36,198		8.500% due 1/20/17 - 8/15/30	41,854
20,027		9.000% due 4/20/17 - 9/15/30	23,075
109,630		2.375% due 2/20/26 - 5/20/30(a)(b)	113,785
42,300		2.125% due 10/20/27(a)(b)	43,894
1,473		8.000% due 3/20/30(b)	1,750
18,749		4.500% due 9/15/33(b)	20,526
1,911,058		6.000% due 12/15/33 - 12/1/40(c)	2,154,358
688,457		6.500% due 1/15/34 - 10/15/38	783,787
2,008,816		5.500% due 5/15/37 - 12/1/38(c)	2,245,855
1,983,710		4.000% due 1/15/41 - 7/15/41	2,121,326
		Government National Mortgage Association II (GNMA):
4,571,979		5.000% due 12/1/11 - 9/20/41(c)	5,042,005
1,195,768		6.000% due 11/20/38 - 4/20/41(c)	1,345,217
13,080,236		4.500% due 10/20/40 - 6/20/41	14,224,465

		TOTAL GNMA	32,920,201

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $445,159,723)	455,862,890

	Rating††
ASSET-BACKED SECURITIES - 0.8%
Automobiles - 0.1%
1,050,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610% due 10/8/15	1,056,001

Credit Card - 0.1%
1,050,000	AAA	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900% due 11/15/18(e)	1,143,923

Student Loan - 0.6%
200,000	AAA	Access Group Inc., Series 2005-2, Class A3, 0.668% due 11/22/24(a)	195,448
600,000	Aaa(f)	Brazos Student Finance Corp., Series 2009-1, Class AS, 2.918% due 12/27/39(a)	600,366
893,195	AAA	CIT Education Loan Trust, Series 2007-1, Class A, 0.448% due 3/25/42(a)(e)	818,909
100,000	AAA	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.450% due 6/15/43(a)	92,016
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.268% due 10/25/35(a)(e)	804,582
871,898	AAA	Keycorp Student Loan Trust, Series 2002-A, Class 1A2, 0.702% due 8/27/31(a)	801,162
500,000	AAA	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(a)	446,505
		SLM Student Loan Trust:
400,319	AAA	Series 2003-4, Class A5A, 1.097% due 3/15/33(a)(e)	382,092

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Student Loan - 0.6% - (continued)
$825,000	AAA	Series 2006-5, Class A6B, 0.538% due 10/25/40(a)	$738,286
880,000	AAA	Series 2005-5, Class A5, 1.168% due 10/25/40(a)	787,851
1,811,936	AAA	Series 2010-A, Class 2A, 3.499% due 5/16/44(a)(b)(e)	1,859,707

		Total Student Loan	7,526,924

		TOTAL ASSET-BACKED SECURITIES (Cost - $9,792,852)	9,726,848

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6%
		Accredited Mortgage Loan Trust:
148,803	AAA	Series 2005-3, Class A1, 0.497% due 9/25/35(a)	133,464
2,800,000	B-	Series 2007-1, Class A4, 0.477% due 2/25/37(a)	1,094,055
148,069	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.747% due 11/25/33(a)	132,628
168,178	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.907% due 6/25/29(a)	55,552
		American Home Mortgage Assets:
999,914	CCC	Series 2006-1, Class 2A1, 0.447% due 5/25/46(a)(b)	452,329
2,683,742	CCC	Series 2006-3, Class 2A11, 1.158% due 10/25/46(a)	1,228,626
361,207	CCC	Series 2006-6, Class A1A, 0.447% due 12/25/46(a)	149,564
1,342,226	CCC	American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.487% due 3/25/47(a)	552,158
880,000	AAA	Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.866% due 5/17/60(a)(e)	876,480
852,059	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.607% due 6/25/34(a)(b)	608,080
		Asset Backed Securities Corp. Home Equity:
96,665	AAA	Series 2004-HE6, Class A1, 0.532% due 9/25/34(a)(b)	85,142
1,956,000	BBB-	Series 2005-HE5, Class M3, 0.737% due 6/25/35(a)	1,205,976
676,231	AA-	Series 2006-HE1, Class A3, 0.457% due 1/25/36(a)	488,793
5,500,000	A-	Series 2006-HE3, Class A5, 0.527% due 3/25/36(a)	1,660,549
5,617,563	AA+	Avoca CLO I BV, Series III-X, Class A, 1.974% due 9/15/21(a)	7,037,152
		Banc of America Commercial Mortgage Inc.:
313,768	AAA	Series 2002-PB2, Class A4, 6.186% due 6/11/35	313,536
1,280,000	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43(a)	1,390,097
855,000	A+	Series 2007-2, Class A4, 5.807% due 4/10/49(a)	903,987
		Banc of America Funding Corp.:
2,136	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	2,253
379,563	CCC	Series 2005-B, Class 2A1, 2.881% due 4/20/35(a)	260,712
1,665,571	CCC	Series 2007-5, Class 3A1, 6.000% due 7/25/37	1,419,347
1,848,798	CCC	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,120,258
		Banc of America Merrill Lynch Commercial Mortgage Inc.:
1,310,000	A+	Series 2006-3, Class A4, 5.889% due 7/10/44(a)	1,422,742
1,010,000	Aaa(f)	Series 2007-1, Class A3, 5.449% due 1/15/49	1,061,599
		Banc of America Mortgage Securities Inc.:
283,027	AAA	Series 2004-F, Class 1A1, 2.748% due 7/25/34(a)(b)	250,024
1,124,324	CCC	Series 2006-B, Class 4A1, 6.043% due 11/20/46(a)	896,403
276,665	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.932% due 2/28/44(a)	247,567
		Bear Stearns Adjustable Rate Mortgage Trust:
33,787	AAA	Series 2002-11, Class 1A1, 5.680% due 2/25/33(a)(b)	32,114
459,755	AAA	Series 2005-2, Class A2, 2.731% due 3/25/35(a)(b)	435,079
358,542	CCC	Series 2005-4, Class 3A1, 5.169% due 8/25/35(a)(b)	274,793
981,844	CCC	Series 2007-3, Class 1A1, 5.174% due 5/25/47(a)(b)	603,199
		Bear Stearns ALT-A Trust:
437,229	B-	Series 2005-2, Class 2A4, 2.684% due 4/25/35(a)	313,637
338,646	AAA	Series 2005-4, Class 23A2, 2.588% due 5/25/35(a)(b)	265,293
483,333	CCC	Series 2005-7, Class 22A1, 2.772% due 9/25/35(a)(b)	317,326
		Bear Stearns Asset Backed Securities Trust:
1,515,000	AAA	Series 2005-TC2, Class A3, 0.627% due 8/25/35(a)	1,290,565

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
$673,783	CCC	Series 2007-HE7, Class 1A1, 1.257% due 10/25/37(a)(b)	$394,099
		Bear Stearns Commercial Mortgage Securities:
1,765,000	Aaa(f)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,851,793
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	215,717
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	606,421
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	210,157
142,389	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.477% due 12/25/36(a)(b)(e)	136,359
1,054,354	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.257% due 3/25/37(a)(e)	867,122
1,700,000	A+	Centex Home Equity, Series 2006-A, Class AV4, 0.507% due 6/25/36(a)	890,846
		Chase Funding Mortgage Loan Asset-Backed Certificates:
865	AAA	Series 2002-2, Class 2A1, 0.757% due 5/25/32(a)	789
1,121	AAA	Series 2002-3, Class 2A1, 0.897% due 8/25/32(a)	832
879,521	A-	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.756% due 2/25/37(a)(b)	744,896
		Commercial Mortgage Pass Through Certificates:
8,719	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	8,718
440,000	Aa3(f)	Series 2006-C8, Class AM, 5.347% due 12/10/46	417,873
270,000	A	Series 2007-C9, Class A4, 6.007% due 12/10/49(a)	296,509
		Countrywide Alternative Loan Trust:
681,059	BB+	Series 2005-24, Class 4A1, 0.487% due 7/20/35(a)	408,607
437,393	CCC	Series 2005-27, Class 2A3, 1.778% due 8/25/35(a)	245,937
794,623	CCC	Series 2005-59, Class 1A1, 0.575% due 11/20/35(a)	404,866
1,163,853	CCC	Series 2006-OA17, Class 1A1A, 0.450% due 12/20/46(a)(b)	537,648
511,406	CCC	Series 2006-OA21, Class A1, 0.445% due 3/20/47(a)	237,283
2,929,876	CCC	Series 2006-OA22, Class A1, 0.417% due 2/25/47(a)	1,654,923
1,112,078	CCC	Series 2006-OA9, Class 2A1A, 0.465% due 7/20/46(a)(b)	384,051
		Countrywide Asset-Backed Certificates:
1,706	B-	Series 2001-BC3, Class A, 0.737% due 12/25/31(a)	851
5,025	AAA	Series 2002-3, Class 1A1, 0.997% due 5/25/32(a)	4,255
12,759	AAA	Series 2003-BC2, Class 2A1, 0.857% due 6/25/33(a)	11,191
60,703	AAA	Series 2004-SD4, Class A1, 0.637% due 12/25/34(a)(e)	56,024
59,886	BBB	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	57,888
731,864	CCC	Series 2006-13, Class 3AV2, 0.407% due 1/25/37(a)	461,752
685,067	BB	Series 2006-SD3, Class A1, 0.587% due 7/25/36(a)(e)	371,436
708,615	AA+	Series 2007-13, Class 2A2, 1.057% due 10/25/47(a)	432,494
1,725,000	CCC	Series 2007-4, Class A2, 5.530% due 9/25/37(a)	1,485,357
2,350,000	B	Series 2007-5, Class 2A2, 0.427% due 9/25/47(a)	1,758,194
631,586	AA-	Series 2007-8, Class 2A1, 0.317% due 11/25/37(a)	605,851
130,966	CC	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.489% due 12/15/35(a)	62,973
		Countrywide Home Loan Mortgage Pass Through Trust:
67,298	A	Series 2004-R2, Class 1AF1, 0.677% due 11/25/34(a)(e)	55,635
306,184	CC	Series 2005-11, Class 3A3, 3.008% due 4/25/35(a)	127,293
191,276	CCC	Series 2005-11, Class 6A1, 0.557% due 3/25/35(a)	108,409
551,139	AA+	Series 2005-R1, Class 1AF1, 0.617% due 3/25/35(a)(e)	428,880
		Credit Suisse First Boston Mortgage Securities Corp.:
1,227,723	Aaa(f)	Series 2002-CP3, Class A3, 5.603% due 7/15/35	1,237,520
785,085	AAA	Series 2004-AR7, Class 2A1, 2.776% due 11/25/34(a)	683,007
580,479	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	432,384
1,154,819	B+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	1,106,856
1,130,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40(a)	1,251,865
2,800,000	Aaa(f)	Series 2010-UD1, Class A, 5.943% due 12/18/49(a)(b)(e)	3,070,406
		Credit Suisse Mortgage Capital Certificates:
130,000	AAA	Series 2006-C1, Class A4, 5.581% due 2/15/39(a)	143,328
115,000	BBB-	Series 2006-C3, Class AM, 6.011% due 6/15/38(a)	112,559

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
$2,934,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	$3,102,734
840,000	Aaa(f)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	871,257
746,560	AA	Series 2007-TFLA, Class A1, 0.319% due 2/15/22(a)(b)(e)	716,726
325,954	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35(b)	290,835
560,000	Aaa(f)	DBRR Trust, Series 2011-LC2, Class A4A, 4.537% due 7/12/44(a)(e)	611,388
		DBUBS Mortgage Trust:
500,000	Aaa(f)	Series 2011-LC2A, Class A4, 4.537% due 7/10/44(e)	529,668
1,067,497	Aaa(f)	Series 2011-LC3A, Class XA, 1.648% due 8/10/44(a)(e)	60,766
		Deutsche ALT-A Securities Inc.:
314,083	CCC	Series 2006-OA1, Class A1, 0.457% due 2/25/47(a)	174,819
2,835,128	CCC	Series 2007-OA2, Class A1, 0.988% due 4/25/47(a)	1,636,419
193,948	AA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.655% due 11/19/44(a)	77,767
		EMC Mortgage Loan Trust:
6,542	AAA	Series 2002-B, Class A1, 0.907% due 2/25/41(a)(e)	5,353
34,550	A	Series 2003-A, Class A1, 0.807% due 8/25/40(a)(e)	28,924
1,348,939	A	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 1.957% due 9/25/33(a)	1,147,010
		Extended Stay America Trust:
755,000	A	Series 2010-ESHA, Class C, 4.860% due 11/5/27(e)	756,475
555,000	BBB	Series 2010-ESHA, Class D, 5.498% due 11/5/27(e)	554,144
502,227	AA+	Federal Home Loan Bank (FHLB), Series 9W-2012, Class 1, 4.770% due 9/20/12	516,989
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 25.603% due 2/15/24(a)	10,547
850,878	NR	Series T-61, Class 1A1, 1.621% due 7/25/44(a)(b)	860,061
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
177,651	AAA	Series 2808, Class FT, 0.598% due 4/15/33(a)	178,061
939,041	NR	Series 3345, Class FP, 0.448% due 11/15/36(a)	939,451
949,872	NR	Series 3345, Class PF, 0.428% due 5/15/36(a)	949,887
		Federal National Mortgage Association (FNMA):
40,658	NR	Series 2000-34, Class F, 0.707% due 10/25/30(a)(b)	41,151
190,782	NR	Series 2000-T6, Class A3, 3.939% due 1/25/28(a)	201,360
73,456	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	77,212
53,098	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	56,888
		Federal National Mortgage Association (FNMA), REMICS:
107,168	NR	Series 2002-34, Class FE, 0.652% due 5/18/32(a)(b)	107,908
242,367	NR	Series 2004-38, Class FK, 0.607% due 5/25/34(a)	243,613
1,738,372	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	1,921,561
4,760,659	NR	Series 2006-27, Class SH, 6.443% due 4/25/36(a)	747,790
4,450,524	NR	Series 2006-51, Class SP, 6.393% due 3/25/36(a)	778,877
3,492,240	NR	Series 2007-68, Class SC, 6.443% due 7/25/37(a)	561,982
530,707	NR	Series 2010-118, Class YB, 6.243% due 10/25/40(a)	79,474
555,000	NR	Series 2011-52, Class GB, 5.000% due 6/25/41	625,971
780,000	NR	Series 2011-99, Class DB, 5.000% due 10/25/41	882,190
		FHLMC Multifamily Structured Pass Through Certificates:
3,047,748	NR	Series K006, Class AX1, 1.227% due 1/25/20(a)	191,827
818,038	NR	Series K007, Class X1, 1.410% due 4/25/20(a)	57,705
821,450	NR	Series K008, Class X1, 1.840% due 6/25/20(a)	81,833
940,373	NR	Series K009, Class X1, 1.682% due 8/25/20(a)	80,633
977,725	NR	Series K014, Class X1, 1.455% due 4/25/21(a)	82,551
4,375,474	NR	Series K702, Class X1, 1.732% due 2/25/18(a)	330,880
6,520,000	AAA(i)	Series K704, Class X1, 2.011% due 8/25/18(a)	689,166

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
$4,000,000	CCC	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2D, 0.497% due 10/25/36(a)(e)	$1,364,228
620,000	BBB+	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543% due 12/10/49	641,056
120,000	AAA	GMAC Commercial Mortgage Securities Inc., Series 2006-C1, Class A4, 5.238% due 11/10/45(a)	129,258
1,121,615	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 1.007% due 2/25/31(a)(e)	927,902
		Government National Mortgage Association (GNMA):
84,161	NR	Series 2000-35, Class F, 0.800% due 12/16/25(a)(b)	84,552
75,114	NR	Series 2002-21, Class FV, 0.650% due 3/16/32(a)(b)	75,479
143,798	NR	Series 2005-13, Class SD, 6.545% due 2/20/35(a)	24,085
230,120	NR	Series 2005-81, Class SD, 6.045% due 12/20/34(a)	27,925
453,374	NR	Series 2006-47, Class SA, 6.550% due 8/16/36(a)	80,288
5,825,689	NR	Series 2008-51, Class GS, 5.980% due 6/16/38(a)	883,035
737,406	NR	Series 2009-106, Class SU, 5.945% due 5/20/37(a)	108,519
150,222	NR	Series 2009-45, Class AI, 5.710% due 4/16/39(a)	19,442
619,516	NR	Series 2009-61, Class SA, 6.445% due 8/20/39(a)	95,438
370,318	NR	Series 2009-61, Class WQ, 6.000% due 11/16/35(a)	60,882
538,411	NR	Series 2009-68, Class SL, 6.500% due 4/16/39(a)	77,386
183,815	NR	Series 2010-107, Class SG, 5.895% due 2/20/38(a)	28,392
1,144,226	NR	Series 2010-117, Class PS, 5.745% due 10/20/39(a)	183,675
449,958	NR	Series 2010-14, Class SC, 4.554% due 8/20/35(a)	65,071
924,716	NR	Series 2010-151, Class SA, 5.795% due 11/20/40(a)	144,554
821,656	NR	Series 2010-3, Class MS, 6.295% due 11/20/38(a)	126,132
222,800	NR	Series 2010-31, Class GS, 6.245% due 3/20/39(a)	33,731
100,000	NR	Series 2010-39, Class SP, 6.295% due 11/20/38(a)	14,693
811,265	NR	Series 2010-68, Class SD, 6.325% due 6/20/40(a)	147,151
559,001	NR	Series 2010-85, Class HS, 6.395% due 1/20/40(a)	87,226
458,467	NR	Series 2010-87, Class SK, 6.250% due 7/16/40(a)	77,589
1,538,098	NR	Series 2010-89, Class SD, 5.675% due 7/20/40(a)	276,524
90,768	NR	Series 2011-32, Class S, 5.750% due 3/16/41(a)	14,376
926,246	NR	Series 2011-40, Class SA, 5.880% due 2/16/36(a)	141,792
375,730	NR	Series 2011-70, Class BS, 6.450% due 12/16/36(a)	63,738
1,094,959	A+	Granite Mortgages PLC, Series 2004-3, Class 3A2, 1.305% due 9/20/44(a)	1,643,344
		Greenwich Capital Commercial Funding Corp.:
1,242,308	AAA	Series 2002-C1, Class A4, 4.948% due 1/11/35	1,264,864
1,520,000	AAA	Series 2004-GG1, Class A7, 5.317% due 6/10/36(a)	1,624,231
2,200,000	A+	Series 2006-GG7, Class A4, 6.073% due 7/10/38(a)	2,419,209
80,000	BB	Series 2006-GG7, Class AJ, 6.073% due 7/10/38(a)	56,293
1,815,000	A	Series 2007-GG9, Class A4, 5.444% due 3/10/39	1,923,339
		GS Mortgage Securities Corp. II:
1,225,000	AA-	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,294,455
1,925,000	Aaa(f)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	1,988,308
201,913	AAA	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.607% due 9/25/35(a)(e)	159,421
302,323	AAA	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.708% due 9/25/35(a)(b)	264,583
		Harborview Mortgage Loan Trust:
50,593	CCC	Series 2005-8, Class 1A2A, 0.585% due 9/19/35(a)	29,796
249,774	D	Series 2006-2, Class 1A, 2.766% due 2/25/36(a)	160,465
306,598	CCC	Series 2006-9, Class 2A1A, 0.465% due 11/19/36(a)	168,410
		Home Equity Asset Trust:
448,879	BBB+	Series 2007-1, Class 2A1, 0.317% due 5/25/37(a)	439,900
92,706	BBB	Series 2007-2, Class 2A1, 0.367% due 7/25/37(a)	90,733
4,475,000	A-	HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4, 0.507% due 3/25/36(a)	1,400,223
5,427	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.057% due 3/25/33(a)	3,995

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
$255,498	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.737% due 11/25/37(a)	$184,731
		Indymac Index Mortgage Loan Trust:
112,402	B-	Series 2004-AR15, Class 1A1, 2.704% due 2/25/35(a)	76,590
158,298	CCC	Series 2005-AR15, Class A2, 4.915% due 9/25/35(a)	118,011
1,300,740	D	Series 2007-AR5, Class 1A1, 4.872% due 5/25/37(a)	493,923
1,463,477	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.417% due 8/25/36(a)	428,566
		JP Morgan Chase Commercial Mortgage Securities Corp.:
52,060	AAA	Series 2001-CIB3, Class A3, 6.465% due 11/15/35	52,027
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	654,212
665,000	Aaa(f)	Series 2003-ML1A, Class A2, 4.767% due 3/12/39	686,004
165,000	BBB+	Series 2006-LDP6, Class AM, 5.525% due 4/15/43(a)	165,812
1,345,000	AA-	Series 2006-LDP7, Class A4, 6.072% due 4/15/45(a)	1,489,974
875,000	Aaa(f)	Series 2008-C2, Class ASB, 6.125% due 2/12/51(a)	945,762
267,373	B-	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF2, step bond to yield, 5.453% due 11/25/36	267,205
		JP Morgan Mortgage Trust:
207,838	AAA	Series 2005-A1, Class 6T1, 5.021% due 2/25/35(a)(b)	202,592
65,140	Caa1(f)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	61,080
57,414	CCC	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	53,049
		LB-UBS Commercial Mortgage Trust:
83,036	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	85,412
40,000	AAA	Series 2006-C1, Class A4, 5.156% due 2/15/31	43,871
30,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	33,095
360,000	BBB+	Series 2006-C7, Class AM, 5.378% due 11/15/38	324,644
100,000	A-	Series 2007-C6, Class A4, 5.858% due 7/15/40(a)	107,489
		Lehman XS Trust:
286,305	B	Series 2005-5N, Class 1A1, 0.557% due 11/25/35(a)	199,724
245,561	CC	Series 2005-7N, Class 1A1B, 0.557% due 12/25/35(a)	71,603
7,140,000	CC	Series 2007-12N, Class 1A3A, 0.457% due 7/25/47(a)	1,413,759
2,793,221	CCC	Series 2007-16N, Class 2A2, 1.107% due 9/25/47(a)	1,578,221
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 2.718% due 11/21/34(a)	5,255,463
134,288	AAA	Series 2004-4, Class 4A1, 2.458% due 5/25/34(a)(b)	109,239
1,684,004	CCC	Series 2007-3, Class 12A1, 0.457% due 5/25/47(a)	824,290
5,000,000	CCC	MASTR Asset Backed Securities Trust, Series 2006-HE5, Class A3, 0.417% due 11/25/36(a)	1,574,830
1,162,655	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.704% due 10/25/32(a)	1,054,135
480,000	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.507% due 7/25/37(a)	179,618
198,885	AAA	Merrill Lynch Mortgage Investors Inc., Series 2004-A3, Class 4A3, 5.006% due 5/25/34(a)	195,498
		Merrill Lynch Mortgage Trust:
860,000	Aaa(f)	Series 2004-KEY2, Class A4, 4.864% due 8/12/39(a)	913,252
670,000	AAA	Series 2006-C1, Class A4, 5.854% due 5/12/39(a)	745,458
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
1,705,000	A+	Series 2006-4, Class A3, 5.172% due 12/12/49(a)	1,827,441
415,000	BBB-	Series 2006-4, Class AM, 5.204% due 12/12/49(a)	384,763
450,000	Aaa(f)	Series 2007-6, Class A4, 5.485% due 3/12/51(a)	463,884
30,000	AA	Series 2007-8, Class A3, 6.167% due 8/12/49(a)	32,437
840,685	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	863,135
81,932	B1	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.057% due 4/25/35(a)	73,139
		Morgan Stanley Capital I:
1,596,130	Aaa(f)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,644,488
394,522	AAA	Series 2004-SD3, Class A, 0.717% due 6/25/34(a)(e)	346,722
200,000	A-	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	209,314
550,000	A+	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	600,712

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
$529,237	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.505% due 10/25/34(a)	$472,749
2,500,000	B-	Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4, 0.487% due 3/25/37(a)	1,230,007
		NCUA Guaranteed Notes:
2,544,982	AA+	Series 2010-R1, Class 1A, 0.695% due 10/7/20(a)	2,548,291
2,299,016	AA+	Series 2010-R2, Class 1A, 0.615% due 11/6/17(a)	2,299,729
1,417,454	AA+	Series 2010-R2, Class 2A, 0.715% due 11/5/20(a)	1,415,904
1,287,302	Aaa(f)	Series 2010-R3, Class 1A, 0.805% due 12/8/20(a)	1,293,738
1,077,535	Aaa(f)	Series 2010-R3, Class 2A, 0.805% due 12/8/20(a)	1,082,923
2,130,000	NR	New Century Home Equity Loan Trust, Series 2005, Class M-1, 0.737% due 7/25/35	1,821,012
		Nomura Asset Acceptance Corp.:
132,508	AAA	Series 2004-R1, Class A1, 6.500% due 3/25/34(e)	134,961
135,283	AAA	Series 2004-R2, Class A1, 6.500% due 10/25/34(a)(e)	136,923
1,225,000	AAA	Nomura Asset Securities Corp., Series 1998-D6, Class A3, 7.525% due 3/15/30(a)	1,302,337
1,132,140	CCC	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.527% due 7/25/36(a)	485,375
		Option One Mortgage Loan Trust:
3,045	AAA	Series 2002-6, Class A2, 1.057% due 11/25/32(a)	2,363
14,963	AAA	Series 2003-1, Class A2, 1.097% due 2/25/33(a)	11,866
1,005,922	AAA	Park Place Securities Inc., Series 2005-WHQ2, Class A2D, 0.587% due 5/25/35(a)	962,094
		Permanent Master Issuer PLC:
1,000,000	AAA	Series 2011-1A, Class 1A1, 1.803% due 7/15/42(a)(b)(e)	995,811
1,900,000	AAA	Series 2011-1A, Class 1A3, 2.872% due 7/15/42(a)(e)	2,547,014
1,125,428	AAA	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 1.961% due 2/16/19(a)(b)(e)	1,115,730
		Popular ABS Mortgage Pass-Through Trust:
1,155,491	AAA	Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	1,175,833
2,787,000	AA+	Series 2006-C, Class A4, 0.507% due 7/25/36(a)	1,358,440
2,450,000	BBB+	Series 2006-D, Class A3, 0.517% due 11/25/46(a)	1,160,690
		Prime Mortgage Trust:
547,251	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(e)	538,971
235,662	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(e)	236,074
1,875,898	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(e)	1,624,521
36,305	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	37,908
		Residential Accredit Loans Inc.:
156,262	AAA	Series 2005-QA1, Class A1, 0.557% due 1/25/35(a)(b)	119,709
2,485,946	CCC	Series 2007-QO4, Class A1, 0.457% due 5/25/47(a)	1,347,821
1,521,650	CCC	Series 2007-QS8, Class A10, 6.000% due 6/25/37	1,018,795
		Residential Asset Mortgage Products Inc.:
6,245	B-	Series 2003-RS4, Class AIIB, 0.917% due 5/25/33(a)	3,811
1,271,008	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,224,030
862,364	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33(a)	859,884
150,996	CCC	Series 2004-SL4, Class A5, 7.500% due 7/25/32	139,118
273,652	D	SACO I Inc., Series 2006-7, Class A1, 0.517% due 7/25/36(a)	95,558
202,734	NR	Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	215,979
		Small Business Administration Participation Certificates:
134,996	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13(b)	139,322
70,069	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15(b)	74,235
146,710	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15(b)	155,516
151,801	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16(b)	164,258
612,139	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19(b)	678,005
441,983	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20(b)	498,503
862,405	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22(b)	941,810
		Structured Adjustable Rate Mortgage Loan Trust:
192,531	BBB+	Series 2004-16, Class 1A2, 2.590% due 11/25/34(a)	136,684
704,437	AAA	Series 2004-6, Class 4A1, 2.519% due 6/25/34(a)	607,203

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
$262,509	CCC	Series 2005-19XS, Class 1A1, 0.577% due 10/25/35(a)	$148,941
		Structured Asset Mortgage Investments Inc.:
428,347	AAA	Series 2005-AR5, Class A3, 0.505% due 7/19/35(a)(b)	353,946
2,406,170	CCC	Series 2007-AR6, Class A1, 1.718% due 8/25/47(a)	1,167,638
		Structured Asset Securities Corp.:
6,332	A-	Series 2002-14A, Class 2A1, 2.230% due 7/25/32(a)(b)	5,398
199,448	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(e)	192,365
298,949	AA+	Series 2005-RF3, Class 1A, 0.607% due 6/25/35(a)(e)	237,325
1,061,511	BB	Series 2007-BC4, Class A3, 0.507% due 11/25/37(a)	975,608
1,049,178	AAA	Vanderbilt Mortgage Finance, Series 2001-A, Class A4, 7.235% due 6/7/28(a)	1,109,742
300,000	AA+	Venture CDO Ltd., Series 2007-8A, Class A2A, 0.636% due 7/22/21(a)(b)(e)	274,300
220,000	AAA	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308% due 11/15/48	238,450
		WaMu Mortgage Pass Through Certificates:
45,800	AA	Series 2004-AR11, Class A, 2.495% due 10/25/34(a)	39,447
171,720	AAA	Series 2004-AR12, Class A2A, 0.640% due 10/25/44(a)	125,279
481,778	AAA	Series 2005-AR11, Class A1A, 0.577% due 8/25/45(a)	353,555
1,231,808	AAA	Series 2005-AR13, Class A1A1, 0.547% due 10/25/45(a)(b)	903,160
477,078	B+	Series 2005-AR15, Class A1A2, 0.537% due 11/25/45(a)	311,770
452,111	AAA	Series 2005-AR19, Class A1A2, 0.547% due 12/25/45(a)	325,144
1,000,000	B-	Series 2005-AR4, Class A5, 2.580% due 4/25/35(a)	703,846
1,229,866	BB+	Series 2006-AR13, Class 2A, 2.776% due 10/25/46(a)(b)	827,547
689,563	CCC	Series 2006-AR14, Class 1A4, 2.320% due 11/25/36(a)(b)	461,564
638,951	CCC	Series 2007-HY4, Class 4A1, 2.433% due 9/25/36(a)	446,218
1,035,306	CCC	Series 2007-OA2, Class 1A, 0.918% due 3/25/47(a)(b)	517,359
1,443,401	CCC	Series 2007-OA2, Class 2A, 0.930% due 1/25/47(a)	476,144
1,265,449	CCC	Series 2007-OA5, Class 1A, 0.968% due 6/25/47(a)	690,244
2,184,000	B-	Wells Fargo Home Equity Trust, Series 2006-3, Class A3, 0.467% due 1/25/37(a)	741,972
		Wells Fargo Mortgage Backed Securities Trust:
584,599	CCC	Series 2006-AR2, Class 2A1, 2.692% due 3/25/36(a)(b)	454,328
152,187	Caa2(f)	Series 2006-AR7, Class 2A4, 2.738% due 5/25/36(a)(b)	105,073
		WF-RBS Commercial Mortgage Trust:
1,288,622	Aaa(f)	Series 2011-C2, Class XA, 1.361% due 2/15/44(a)(e)	71,554
120,000	Aaa(f)	Series 2011-C3, Class A4, 4.375% due 3/15/44(e)	126,002
1,035,000	Aaa(f)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,048,947

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $185,933,378)	170,838,019

CORPORATE BONDS & NOTES - 21.0%
Aerospace & Defense - 0.0%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/1/16(b)	354,105

Airlines - 0.4%
		Continental Airlines Inc., Pass Thru Certificates:
283,560	BBB+	6.648% due 9/15/17	288,153
406,721	BBB+	7.256% due 3/15/20	422,482
1,645,298	A-	Delta Air Lines 2009-1 Class A Pass Through Trust, Pass Thru Certificates, 7.750% due 12/17/19	1,768,696
775,483	BBB-	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.832% due 8/15/16(a)	687,866
625,000	BB+	JetBlue Airways 2004-2 G-2 Pass Through Trust, Pass Thru Certificates, 0.907% due 11/15/16(a)	493,750
360,150	A-	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	374,557
998,213	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	1,088,052

		Total Airlines	5,123,556

Automobiles - 0.4%
		Daimler Finance North America LLC, Company Guaranteed Notes:
1,030,000	BBB+	1.875% due 9/15/14(e)	1,014,910

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Automobiles - 0.4% - (continued)
$540,000	BBB+	2.625% due 9/15/16(e)	$533,906
		Volkswagen International Finance NV, Company Guaranteed Notes:
1,600,000	A-	0.824% due 10/1/12(a)(b)(e)	1,602,773
1,200,000	A-	0.984% due 4/1/14(a)(b)(e)	1,203,672

		Total Automobiles	4,355,261

Beverages - 0.5%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
300,000	A-	5.375% due 1/15/20	347,092
480,000	A-	5.000% due 4/15/20	544,244
545,000	A-	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	590,834
613,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	677,611
2,400,000	BBB	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14(b)(e)	2,570,455
310,000	A-	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/1/18	411,500
560,000	BBB-	Pernod-Ricard SA, Senior Unsecured Notes, 4.450% due 1/15/22(e)	562,503

		Total Beverages	5,704,239

Biotechnology - 0.1%
		Life Technologies Corp.:
17,000	BBB	Senior Notes, 6.000% due 3/1/20	19,005
		Senior Unsecured Notes:
625,000	BBB	4.400% due 3/1/15	651,810
169,000	BBB	5.000% due 1/15/21	175,443

		Total Biotechnology	846,258

Building Products - 0.1%
1,400,000	BB-	Pulte Homes Inc., Company Guaranteed Notes, 6.250% due 2/15/13(b)	1,410,500

Capital Markets - 1.2%
450,000	BB+	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 6/1/43(a)	291,375
		Goldman Sachs Group Inc. (The):
630,000	A-	Senior Notes, 6.250% due 2/1/41	570,284
		Senior Unsecured Notes:
40,000	A-	6.600% due 1/15/12	42,876
20,000	A-	5.300% due 2/14/12	20,125
60,000	A-	3.625% due 8/1/12	60,454
80,000	A-	5.450% due 11/1/12	81,761
15,000	A-	4.750% due 7/15/13	15,036
80,000	A-	5.250% due 10/15/13	81,371
475,000	A-	6.000% due 5/1/14	487,421
1,000,000	A-	5.750% due 10/1/16(b)	1,019,738
3,400,000	A-	6.250% due 9/1/17(b)	3,485,231
950,000	A-	6.150% due 4/1/18	950,145
725,000	A-	7.500% due 2/15/19	774,827
660,000	A-	5.375% due 3/15/20	623,661
1,000,000	A-	6.000% due 6/15/20	977,521
340,000	A-	5.250% due 7/27/21	314,575
650,000	NR	Lehman Brothers Holdings Capital Trust V, Limited Guaranteed Notes, 5.857% due 11/29/49(g)	390
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Limited Guaranteed Notes, 0.000% due 8/19/65(g)	138
900,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(g)	1,350
		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
850,000	Baa1(f)	8.950% due 5/18/17(a)	917,320
1,584,000	Baa1(f)	9.570% due 6/6/17(a)	1,877,175
2,600,000	A-	6.875% due 4/25/18(b)	2,463,640

		Total Capital Markets	15,056,414

Chemicals - 0.1%
950,000	BB	Ashland Inc., Company Guaranteed Notes, 9.125% due 6/1/17	1,059,250

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Chemicals - 0.1% - (continued)
$60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	$67,544
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	228,258

		Total Chemicals	1,355,052

Commercial Banks - 4.3%
1,400,000	AA-	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 3.875% due 11/10/14(e)	1,311,694
1,010,000	AAA	Achmea Hypotheekbank NV, Government Liquid Guaranteed Notes, 3.200% due 11/3/14(e)	1,060,995
200,000	B+	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20(b)	197,750
1,000,000	AA	ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(e)	1,063,719
		Bank of America Corp.:
		Senior Unsecured Notes:
105,000	A-	7.375% due 5/15/14	105,834
1,300,000	A-	4.500% due 4/1/15(b)	1,209,413
425,000	A-	3.750% due 7/12/16	370,216
2,200,000	A-	5.625% due 10/14/16	2,035,913
6,200,000	A-	5.650% due 5/1/18(b)	5,464,556
850,000	A-	5.625% due 7/1/20	751,228
225,000	A-	5.875% due 1/5/21	199,647
1,185,000	A-	5.000% due 5/13/21	1,005,317
170,000	BBB+	Subordinated Notes, 5.420% due 3/15/17	153,023
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	266,580
		Barclays Bank PLC:
4,205,000	BBB+	Senior Subordinated Notes, 6.050% due 12/4/17(b)(e)	3,736,979
		Senior Unsecured Notes:
1,200,000	A+	5.200% due 7/10/14	1,243,750
480,000	A+	5.125% due 1/8/20	470,030
500,000	A+	BBVA US Senior SAU, Bank Guaranteed Notes, 3.250% due 5/16/14	464,156
750,000	BBB	Chase Capital II, Limited Guaranteed Notes, 0.929% due 2/1/27(a)	543,386
1,000,000	BBB	Chase Capital III, Limited Guaranteed Notes, 1.077% due 3/1/27(a)	729,376
210,000	AA	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.000% due 10/15/19(e)	220,493
400,000	A	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes, 11.000% due 12/29/49(a)(e)	469,808
		Credit Agricole SA:
220,000	A+	Senior Unsecured Notes, 2.625% due 1/21/14(e)	214,285
660,000	BBB-	Subordinated Notes, 9.750% due 6/29/49	541,530
		Credit Suisse AG:
1,095,000	Aaa(f)	Covered Notes, 2.600% due 5/27/16(e)	1,090,764
525,000	BBB+	Subordinated Notes, 5.400% due 1/14/20	480,180
600,000	A+	Deutsche Bank AG, Senior Unsecured Notes, 4.875% due 5/20/13	616,543
1,080,000	BBB+	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	896,400
		Glitnir Banki HF:
270,000	NR	Senior Unsecured Notes, 6.330% due 7/28/11(e)(g)(h)	66,825
460,000	NR	Subordinated Notes, 6.693% due 6/15/16(e)(g)	2,346
1,300,000	BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(e)	1,039,316
530,000	AA-	HSBC Bank PLC, Senior Unsecured Notes, 4.750% due 1/19/21(e)	539,203
		HSBC Bank USA NA, Subordinated Notes:
1,600,000	A	6.000% due 8/9/17(b)	1,653,445
4,100,000	A	4.875% due 8/24/20(b)	3,791,311
100,000	BB	ICICI Bank Ltd., Junior Subordinated Notes, 6.375% due 4/30/22(a)(e)	90,000
150,000	BB	ICICI Bank Ltd. (Restricted), Junior Subordinated Notes, 6.375% due 4/30/22(a)	135,000
200,000	AAA	ING Bank NV, Government Liquid Guaranteed Notes, 3.900% due 3/19/14(b)(e)	212,462
690,000	NR	Landsbanki Islands, Senior Unsecured Notes, 6.100% due 8/25/11(e)(g)(h)	27,600
		Lloyds TSB Bank PLC:
390,000	A	Bank Guaranteed Notes, 6.375% due 1/21/21	386,777

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Commercial Banks - 4.3% - (continued)
$400,000	BBB-	Company Guaranteed Notes, 6.500% due 9/14/20(e)	$338,092
2,800,000	BB+	Junior Subordinated Notes, 12.000% due 12/29/49(a)(b)(e)	2,538,203
1,000,000	AA	National Australia Bank Ltd., Senior Unsecured Notes, 5.350% due 6/12/13(e)	1,054,842
1,500,000	A	National City Bank, Subordinated Notes, 0.703% due 6/7/17(a)	1,376,883
815,000	AAA	NIBC Bank NV, Government Liquid Guaranteed Notes, 2.800% due 12/2/14(e)	852,285
		Nordea Bank AB:
150,000	AA-	Senior Unsecured Notes, 4.875% due 1/27/20(e)	152,819
510,000	A+	Subordinated Notes, 4.875% due 5/13/21(e)	433,915
800,000	AA-	Royal Bank of Canada, Senior Unsecured Notes, 1.450% due 10/30/14	799,702
		Royal Bank of Scotland Group PLC:
1,060,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(a)(b)	704,900
750,000	A-	Senior Unsecured Notes, 6.400% due 10/21/19	703,410
1,600,000	A	Royal Bank of Scotland PLC (The), Bank Guaranteed Notes, 3.950% due 9/21/15	1,510,294
200,000	AA-	Santander U.S. Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(e)	184,513
10,000	A	Sumitomo Mitsui Banking Corp., Subordinated Notes, 8.000% due 6/15/12	10,294
860,000	AA+	Svensk Exportkredit AB, Senior Unsecured Notes, 3.250% due 9/16/14	892,160
740,000	AAA	Swedbank Hypotek AB, Covered Notes, 2.950% due 3/28/16(e)	756,280
745,000	AA-	Toronto-Dominion Bank (The), Senior Unsecured Notes, 2.375% due 10/19/16	753,085
		UBS AG/Stamford CT:
460,000	A	Notes, 3.875% due 1/15/15	457,616
		Senior Unsecured Notes:
100,000	A	1.595% due 2/23/12(a)(b)	100,177
2,600,000	A	5.750% due 4/25/18(b)	2,670,335
960,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(a)	814,800
		Wachovia Corp.:
430,000	A+	Senior Unsecured Notes, 5.750% due 2/1/18	482,000
280,000	A	Subordinated Notes, 5.250% due 8/1/14	295,786
		Wells Fargo & Co.:
230,000	A+	Senior Unsecured Notes, 3.676% due 6/15/16	241,018
10,000	A	Subordinated Notes, 5.000% due 11/15/14	10,605
400,000	BBB+	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	402,752
480,000	AA	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	499,897

		Total Commercial Banks	53,894,513

Commercial Services & Supplies - 0.0%
70,000	BBB	Waste Management Inc., Company Guaranteed Notes, 7.375% due 5/15/29	92,451

Consumer Finance - 0.4%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,400,000	BB+	7.000% due 10/1/13(b)	1,481,452
1,300,000	BB+	5.625% due 9/15/15(b)	1,342,333
490,000	BB+	8.125% due 1/15/20	572,609
		SLM Corp., Senior Unsecured Notes:
385,000	BBB-	0.718% due 1/27/14(a)	349,251
70,000	BBB-	5.050% due 11/14/14	69,017
700,000	BBB-	8.000% due 3/25/20	686,000
80,000	BBB-	5.625% due 8/1/33	60,036

		Total Consumer Finance	4,560,698

Containers & Packaging - 0.0%
440,000	BB+	Ball Corp., Company Guaranteed Notes, 5.750% due 5/15/21	451,000

Distributors - 0.0%
300,000	BBB	Glencore Funding LLC, Company Guaranteed Notes, 6.000% due 4/15/14(e)	301,074

Diversified Consumer Services - 0.0%
95,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	91,438

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Diversified Financial Services - 3.4%
		American Express Co.:
		Senior Unsecured Notes:
$1,200,000	BBB+	7.000% due 3/19/18(b)	$1,406,698
860,000	BBB+	8.125% due 5/20/19	1,087,751
310,000	BB	Subordinated Notes, 6.800% due 9/1/66(a)	304,962
500,000	BBB-	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 5.375% due 4/15/20	489,436
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(e)	50,770
1,500,000	BB	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(e)	1,320,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	21,736
2,280,000	A	7.250% due 2/1/18	2,631,539
200,000	A	BP Capital Markets PLC, Company Guaranteed Notes, 3.125% due 3/10/12	201,275
400,000	AA-	Caisse Centrale Desjardins du Québec, Senior Unsecured Notes, 2.650% due 9/16/15(e)	411,198
700,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 7.375% due 5/23/14	765,935
3,220,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 3.000% due 11/25/14(e)	3,353,862
450,165	BBB-	Cedar Brakes II LLC, Senior Secured Notes, 9.875% due 9/1/13(e)	472,573
300,000	A-	Countrywide Financial Corp., Company Guaranteed Notes, 5.800% due 6/7/12	298,271
1,000,000	BBB	Credit Suisse Guernsey, Junior Subordinated Notes, 1.147% due 5/29/49(a)	662,320
		Credit Suisse/New York NY:
965,000	A+	Senior Unsecured Notes, 5.000% due 5/15/13	994,709
1,342,000	BBB+	Subordinated Notes, 6.000% due 2/15/18	1,301,772
3,000,000	Aaa(f)	DanFin Funding Ltd., Government Liquid Guaranteed Notes, 1.103% due 7/16/13(a)(b)(e)	2,999,706
		Farmers Exchange Capital, Subordinate Debentures Notes:
1,500,000	BBB+	7.050% due 7/15/28(e)	1,561,726
350,000	BBB+	7.200% due 7/15/48(e)	355,116
		General Electric Capital Corp.:
		Senior Unsecured Notes:
20,000	AA+	5.450% due 1/15/13	20,915
100,000	AA+	0.651% due 3/20/13(a)	99,544
700,000	AA+	0.609% due 3/20/14(a)	687,794
575,000	AA+	5.900% due 5/13/14	628,501
500,000	AA+	0.651% due 6/20/14(a)	486,289
470,000	AA+	0.607% due 9/15/14(a)	449,263
750,000	AA+	0.653% due 5/11/16(a)	686,031
910,000	AA+	5.625% due 5/1/18	995,755
610,000	AA+	5.500% due 1/8/20	655,886
800,000	AA+	4.375% due 9/16/20	793,623
180,000	AA+	4.625% due 1/7/21	179,069
1,775,000	AA+	0.815% due 5/5/26(a)	1,280,245
350,000	AA+	6.150% due 8/7/37	350,998
		Subordinated Notes:
800,000	AA	5.300% due 2/11/21	820,700
300,000	A+	6.500% due 9/15/67(a)(e)	400,388
1,050,000	A+	6.375% due 11/15/67(a)	1,015,219
720,000	A-	HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	711,781
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(a)(e)	178,875
		International Lease Finance Corp., Senior Secured Notes:
500,000	BBB-	6.500% due 9/1/14(e)	507,500
590,000	BBB-	7.125% due 9/1/18(e)	604,750
1,450,000	BBB	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 1.319% due 9/30/34(a)	1,053,621
900,000	BBB	JP Morgan Chase Capital XXIII, Limited Guaranteed Notes, 1.457% due 5/15/47(a)	635,830

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Diversified Financial Services - 3.4% - (continued)
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
$90,000	A	4.400% due 7/22/20	$88,946
1,060,000	A	4.250% due 10/15/20(b)	1,037,349
1,165,000	A	4.350% due 8/15/21	1,139,231
		Subordinated Notes:
295,000	A-	5.125% due 9/15/14	308,659
330,000	A-	5.150% due 10/1/15	344,749
630,000	A-	6.125% due 6/27/17	675,405
225,000	A	JPMorgan Chase Bank NA, Subordinated Notes, 0.668% due 6/13/16(a)	202,948
100,000	NR	Kaupthing Bank, Senior Notes, 5.750% due 10/4/11(e)(g)(h)	25,500
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)	194,777
1,700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(e)	1,948,225
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(e)	435,378
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49(a)(e)	67,350
300,000	AA-	SSIF Nevada LP, Bank Guaranteed Notes, 1.101% due 4/14/14(a)(b)(e)	295,224
420,000	BBB+	State Street Corp., Junior Subordinated Debentures Notes, 4.956% due 3/15/18	430,461
366,014	Baa2(f)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(e)	381,535
110,000	BBB-	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(e)	118,635
950,000	A	ZFS Finance USA Trust I, Junior Subordinated Notes, 5.875% due 5/9/32(a)(e)	931,000

		Total Diversified Financial Services	42,559,304

Diversified Telecommunication Services - 0.9%
		AT&T Inc., Senior Unsecured Notes:
170,000	A-	5.100% due 9/15/14	187,501
180,000	A-	3.875% due 8/15/21	182,613
10,000	A-	6.300% due 1/15/38	11,677
280,000	A-	6.550% due 2/15/39	338,540
100,000	A-	5.350% due 9/1/40	105,031
1,480,000	A-	5.550% due 8/15/41	1,610,699
841,000	A-	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	1,119,966
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	243,019
3,000,000	BB	Embarq Corp., Senior Unsecured Notes, 7.082% due 6/1/16(b)	3,176,856
120,000	B	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 8.500% due 11/1/19	122,700
55,000	A-	New Cingular Wireless Services Inc., Company Guaranteed Notes, 8.125% due 5/1/12	56,713
		Qwest Corp., Senior Unsecured Notes:
90,000	BBB-	7.500% due 10/1/14	99,000
74,000	BBB-	7.625% due 6/15/15	81,030
155,000	BBB-	8.375% due 5/1/16	176,506
197,000	BBB-	6.500% due 6/1/17	211,283
1,500,000	BBB-	6.750% due 12/1/21	1,571,250
10,000	BBB	Rogers Wireless Inc., Company Guaranteed Notes, 6.375% due 3/1/14	10,973
140,000	BBB+	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	176,869
		Verizon Communications Inc., Senior Unsecured Notes:
150,000	A-	6.100% due 4/15/18	177,550
165,000	A-	5.125% due 6/15/33	170,638
280,000	A-	6.900% due 4/15/38	354,665
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	912,594

		Total Diversified Telecommunication Services	11,097,673

Electric Utilities - 1.3%
130,000	BB-	AES Corp. (The), Senior Unsecured Notes, 7.750% due 10/15/15	139,425
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/1/39	359,307
1,700,000	BBB	Ameren Illinois Co., Senior Secured Notes, 6.250% due 4/1/18(b)	1,947,947
215,000	BBB	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	269,679

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Electric Utilities - 1.3% - (continued)
$250,000	BBB	Columbus Southern Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	$293,412
		Constellation Energy Group Inc., Senior Unsecured Notes:
66,000	BBB-	5.150% due 12/1/20	69,667
255,000	BBB-	7.600% due 4/1/32	312,245
		Dominion Resources Inc., Senior Unsecured Notes:
330,000	A-	5.700% due 9/17/12	342,122
105,000	A-	7.195% due 9/15/14	122,103
390,000	A-	5.200% due 8/15/19	445,809
200,000	A-	5.950% due 6/15/35	246,258
275,000	A-	4.900% due 8/1/41	289,781
180,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 5.050% due 9/15/19	202,166
50,000	B-	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	51,750
920,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,113,549
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	112,247
800,000	BB+	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	940,690
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	62,303
195,000	A	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/1/33	240,733
608,700	BB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	630,148
775,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	968,528
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	293,733
225,000	BBB+	6.500% due 9/15/37	282,491
950,000	BBB-	Nisource Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/22	1,071,719
350,000	BBB	Ohio Power Co., Senior Unsecured Notes, 6.000% due 6/1/16	405,270
600,000	A-	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.950% due 9/1/13	643,717
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB+	5.625% due 11/30/17	413,038
400,000	BBB+	6.050% due 3/1/34	482,272
500,000	BBB	Progress Energy Inc., Senior Unsecured Notes, 4.875% due 12/1/19	562,565
800,000	BBB-	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	938,478
		Public Service Electric & Gas Co., Senior Secured Notes:
425,000	A-	0.850% due 8/15/14	424,852
95,000	A-	5.250% due 7/1/35	113,550
330,807	BB-	Reliant Energy Mid-Atlantic Power Holdings LLC, Pass Thru Certificates, 9.237% due 7/2/17	324,191
225,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 5.400% due 5/15/21	263,168
450,000	BBB	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/1/19(e)	590,860
225,000	BBB	Toledo Edison Co., Senior Secured Notes, 6.150% due 5/15/37	265,386
25,000	CC	TXU Corp., Senior Unsecured Notes, 6.550% due 11/15/34	9,875

		Total Electric Utilities	16,245,034

Food & Staples Retailing - 0.1%
490,000	BBB+	CVS Caremark Corp., Senior Unsecured Notes, 6.600% due 3/15/19	585,253
		CVS Pass-Through Trust, Pass Thru Certificates:
80,000	B+	9.350% due 1/10/23(e)	92,351
306,045	BBB+	6.036% due 12/10/28	313,702

		Total Food & Staples Retailing	991,306

Food Products - 0.2%
		Kraft Foods Inc., Senior Unsecured Notes:
1,090,000	BBB-	6.500% due 8/11/17	1,279,895
690,000	BBB-	5.375% due 2/10/20	767,554
315,000	BBB-	6.500% due 11/1/31	382,368
		Safeway Inc., Senior Unsecured Notes:
120,000	BBB	3.950% due 8/15/20	116,592
160,000	NR	4.750% due 12/1/21	160,127

		Total Food Products	2,706,536

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Gas Utilities - 0.1%
$200,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 6.150% due 5/1/16	$230,458
460,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	547,277
500,000	BBB-	Southern Union Co., Senior Unsecured Notes, 8.250% due 11/15/29	602,848

		Total Gas Utilities	1,380,583

Health Care Equipment & Supplies - 0.1%
		Medtronic Inc., Senior Unsecured Notes:
150,000	AA-	4.450% due 3/15/20	168,817
400,000	AA-	5.550% due 3/15/40	504,635

		Total Health Care Equipment & Supplies	673,452

Health Care Providers & Services - 0.2%
350,000	BBB-	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	382,763
660,000	A	Covidien International Finance SA, Company Guaranteed Notes, 5.450% due 10/15/12	686,742
		HCA Inc., Senior Unsecured Notes:
200,000	B-	6.250% due 2/15/13	204,000
120,000	B-	7.190% due 11/15/15	120,300
29,000	B-	6.500% due 2/15/16	29,073
420,000	AA-	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(e)	509,177
		Tenet Healthcare Corp., Senior Secured Notes:
38,000	BB-	10.000% due 5/1/18	42,940
278,000	BB-	8.875% due 7/1/19	304,410
705,000	A-	UnitedHealth Group Inc., Senior Unsecured Notes, 3.375% due 11/15/21	700,860
30,000	A-	WellPoint Inc., Senior Unsecured Notes, 5.875% due 6/15/17	34,233

		Total Health Care Providers & Services	3,014,498

Hotels, Restaurants & Leisure - 0.0%
80,000	CCC+	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16(j)	68,800
9,000	NR	Inn of the Mountain Gods Resort & Casino, Senior Secured Notes, 8.750% due 11/30/20(e)	8,685
100,000	B-	MGM Mirage, Company Guaranteed Notes, 7.625% due 1/15/17	95,000
20,000	B-	MGM Resorts International, Company Guaranteed Notes, 6.625% due 7/15/15	19,000
10,000	CC	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 8.000% due 4/1/12	6,550
5,000	NR	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16(g)(h)	0
350,000	BBB-	Wyndham Worldwide Corp., Senior Unsecured Notes, 6.000% due 12/1/16	380,895

		Total Hotels, Restaurants & Leisure	578,930

Household Products - 0.0%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
100,000	BB-	7.125% due 4/15/19(e)	98,250
270,000	BB-	6.875% due 2/15/21	259,200

		Total Household Products	357,450

Industrial Conglomerates - 0.0%
120,000	A-	Tyco International Finance SA, Company Guaranteed Notes, 4.625% due 1/15/23	127,279
200,000	A-	Tyco International Ltd./Tyco International Finance SA, Company Guaranteed Notes, 6.875% due 1/15/21	247,937

		Total Industrial Conglomerates	375,216

Insurance - 1.3%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	1.753% due 7/19/13(a)	747,487
200,000	A-	3.750% due 11/30/13(e)	193,320
400,000	A-	5.450% due 5/18/17	380,009
2,100,000	A-	5.850% due 1/16/18(b)	2,034,934
2,300,000	A-	8.250% due 8/15/18(b)	2,465,138

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Insurance - 1.3% - (continued)
$500,000	A-	6.400% due 12/15/20	$490,112
		Berkshire Hathaway Inc., Senior Unsecured Notes:
1,050,000	AA+	2.200% due 8/15/16	1,067,435
1,250,000	AA+	3.750% due 8/15/21	1,278,040
10,000	BBB	ING Capital Funding Trust III, Company Guaranteed Notes, 3.969% due 12/29/49(a)	7,180
175,000	A-	Lincoln National Corp., Senior Unsecured Notes, 7.000% due 6/15/40	183,543
525,000	A-	Manulife Financial Corp., Senior Unsecured Notes, 3.400% due 9/17/15	519,048
600,000	BBB	MetLife Capital Trust X, Junior Subordinated Notes, 9.250% due 4/8/38(e)	672,750
		MetLife Inc.:
1,540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,407,000
495,000	A-	Senior Unsecured Notes, 4.750% due 2/8/21	517,251
		Metropolitan Life Global Funding I, Senior Secured Notes:
1,300,000	AA-	5.125% due 4/10/13(e)	1,359,221
375,000	AA-	5.125% due 6/10/14(e)	402,893
1,150,000	AA-	Pricoa Global Funding I, Senior Secured Notes, 5.450% due 6/11/14(e)	1,246,517
625,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	718,216
290,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39(e)	354,398

		Total Insurance	16,044,492

Life Sciences Tools & Services - 0.1%
550,000	BBB-	Agilent Technologies Inc., Senior Unsecured Notes, 6.500% due 11/1/17	634,816
120,000	A	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	122,812

		Total Life Sciences Tools & Services	757,628

Machinery - 0.0%
190,000	A	Caterpillar Inc., Senior Unsecured Notes, 3.900% due 5/27/21	203,610

Media - 0.9%
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
300,000	BB-	7.000% due 1/15/19	303,375
360,000	BB-	6.500% due 4/30/21	348,750
170,000	BBB+	Comcast Cable Communications LLC, Company Guaranteed Notes, 8.875% due 5/1/17	217,251
280,000	BBB+	Comcast Cable Holdings LLC, Company Guaranteed Notes, 9.800% due 2/1/12	283,827
		Comcast Corp., Company Guaranteed Notes:
280,000	BBB+	6.500% due 1/15/15	316,556
701,000	BBB+	5.875% due 2/15/18	802,398
840,000	BBB+	5.700% due 5/15/18	954,852
40,000	BBB+	5.650% due 6/15/35	41,502
250,000	BBB+	6.450% due 3/15/37	284,549
320,000	BBB	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/1/39(e)	423,056
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes:
1,000,000	BBB	3.500% due 3/1/16	1,030,636
214,000	BBB	5.875% due 10/1/19	236,248
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/1/13	21,050
50,000	BB-	6.625% due 10/1/14	52,063
25,000	BB-	7.125% due 2/1/16	25,813
180,000	BB-	6.750% due 6/1/21	176,400
625,000	BB+	Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes, 10.000% due 7/15/17	719,531
595,000	BBB+	NBCUniversal Media LLC, Senior Unsecured Notes, 2.100% due 4/1/14	605,451
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	160,223
		News America Inc., Company Guaranteed Notes:
60,000	BBB+	4.500% due 2/15/21	60,559
25,000	BBB+	6.200% due 12/15/34	26,337
365,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	442,239

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Media - 0.9% - (continued)
$70,000	BBB	Rogers Cable Inc., Company Guaranteed Notes, 6.750% due 3/15/15	$80,618
365,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	361,958
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/2/12	758,273
450,000	BBB	5.850% due 5/1/17	507,582
10,000	BBB	8.750% due 2/14/19	12,596
560,000	BBB	8.250% due 4/1/19	695,844
50,000	BBB	4.125% due 2/15/21	49,846
190,000	BBB	4.000% due 9/1/21	186,014
350,000	BBB	7.300% due 7/1/38	420,304
200,000	BBB	5.875% due 11/15/40	205,876
40,000	BBB	5.500% due 9/1/41	39,898
50,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	66,214
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	105,180
110,000	BBB	4.750% due 3/29/21	116,314
30,000	BBB	6.250% due 3/29/41	33,410
280,000	BBB	Turner Broadcasting System Inc., Company Guaranteed Notes, 8.375% due 7/1/13	310,125

		Total Media	11,482,718

Metals & Mining - 0.6%
1,000,000	BB-	ALROSA Finance SA, Company Guaranteed Notes, 7.750% due 11/3/20	1,000,000
1,076,000	A-	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	1,127,449
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
600,000	A+	6.500% due 4/1/19	739,540
230,000	A+	3.250% due 11/21/21	231,853
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
100,000	A	4.750% due 10/15/14(e)	107,721
295,000	A	3.750% due 11/4/20(e)	296,468
40,000	B+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 6.375% due 2/1/16(e)	37,800
1,295,000	BBB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	1,379,034
160,000	B	Novelis Inc., Company Guaranteed Notes, 8.750% due 12/15/20	169,600
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
460,000	A-	6.500% due 7/15/18	543,924
520,000	A-	9.000% due 5/1/19	700,482
550,000	A-	3.500% due 11/2/20	554,395
		Steel Dynamics Inc., Company Guaranteed Notes:
5,000	BB+	7.375% due 11/1/12	5,188
90,000	BB+	6.750% due 4/1/15	91,350
130,000	BB+	7.625% due 3/15/20	133,900
260,000	A-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	285,465

		Total Metals & Mining	7,404,169

Multiline Retail - 0.1%
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
87,000	BBB-	5.875% due 1/15/13	89,730
247,000	BBB-	5.750% due 7/15/14	266,427
504,000	BBB-	7.450% due 7/15/17	592,555

		Total Multiline Retail	948,712

Oil, Gas & Consumable Fuels - 2.4%
2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Unsecured Notes, 9.625% due 3/1/13	2,365,000
240,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	289,762
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB-	7.625% due 3/15/14	168,464
75,000	BBB-	5.750% due 6/15/14	81,583

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.4% - (continued)
$878,000	BBB-	5.950% due 9/15/16	$982,940
492,000	BBB-	6.375% due 9/15/17	564,578
80,000	BBB-	6.450% due 9/15/36	89,425
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	638,129
320,000	A	Baker Hughes Inc., Senior Unsecured Notes, 3.200% due 8/15/21(e)	326,016
		BP Capital Markets PLC, Company Guaranteed Notes:
350,000	A	5.250% due 11/7/13	375,956
300,000	A	4.742% due 3/11/21	331,884
50,000	A	3.561% due 11/1/21	50,608
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	280,454
200,000	BBB+	Canadian Natural Resources Ltd., Senior Unsecured Notes, 6.500% due 2/15/37	245,433
		Chesapeake Energy Corp., Company Guaranteed Notes:
65,000	BB+	7.250% due 12/15/18	70,850
210,000	BB+	6.875% due 11/15/20	221,550
		Cie Générale de Géophysique - Veritas, Company Guaranteed Notes:
110,000	BB-	7.750% due 5/15/17	110,000
230,000	BB-	6.500% due 6/1/21(e)	216,200
120,000	BB-	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	125,400
130,000	BB	Concho Resources Inc., Company Guaranteed Notes, 6.500% due 1/15/22	133,250
410,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	499,773
75,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	99,495
210,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21(e)	207,900
730,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	828,916
		El Paso Corp., Senior Unsecured Notes:
227,000	BB-	7.800% due 8/1/31	262,185
325,000	BB-	7.750% due 1/15/32	374,563
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	719,833
1,500,000	BB	El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes, 5.000% due 10/1/21	1,499,312
220,000	BBB+	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	223,711
		Enterprise Products Operating LLC, Company Guaranteed Notes:
325,000	BBB-	5.600% due 10/15/14	357,245
500,000	BBB-	6.300% due 9/15/17	581,745
400,000	BBB-	6.500% due 1/31/19	460,707
400,000	BBB-	5.250% due 1/31/20	436,652
480,000	BBB-	4.050% due 2/15/22	480,180
230,000	BBB-	5.700% due 2/15/42	243,153
100,000	BBB	Gaz Capital SA, Senior Secured Notes, 6.510% due 3/7/22(e)	105,125
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	64,950
410,000	BBB	7.300% due 8/15/31	516,053
685,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	844,642
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
50,000	BBB	5.850% due 9/15/12	51,748
30,000	BBB	6.000% due 2/1/17	33,660
300,000	BBB	5.950% due 2/15/18	335,371
220,000	BBB	6.850% due 2/15/20	255,168
300,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	328,410
90,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 6.250% due 6/15/22	91,575
		Nexen Inc., Senior Unsecured Notes:
250,000	BBB-	6.200% due 7/30/19	285,140
250,000	BBB-	6.400% due 5/15/37	256,120
325,000	BBB-	7.500% due 7/30/39	371,639
560,000	A	Occidental Petroleum Corp., Senior Unsecured Notes, 3.125% due 2/15/22	565,256

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.4% - (continued)
$1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	$1,235,830
230,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.500% due 9/15/20	233,450
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	32,190
820,000	BBB	Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	837,962
		Petrohawk Energy Corp., Company Guaranteed Notes:
1,014,000	BBB+	7.875% due 6/1/15	1,084,980
175,000	BBB+	7.250% due 8/15/18	196,875
250,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	266,250
300,000	BBB-	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.850% due 7/15/18(e)	307,239
1,455,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,447,725
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 0.000% due 9/1/12	88,451
80,000	BB+	SESI LLC, Senior Unsecured Notes, 7.125% due 12/15/21(e)	81,600
360,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	410,476
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/1/17(e)	45,857
58,000	BB	8.000% due 3/1/32	72,228
1,190,000	BBB-	Southwestern Energy Co., Company Guaranteed Notes, 7.500% due 2/1/18	1,374,450
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39(b)	1,581,893
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/1/37	129,768
370,000	BBB-(i)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/1/13	387,594
50,000	AA-	Total Capital SA, Company Guaranteed Notes, 4.450% due 6/24/20	55,214
		Williams Cos., Inc., Senior Unsecured Notes:
731,000	BB+	7.875% due 9/1/21	924,067
186,000	BB+	7.500% due 1/15/31	229,210
252,000	BB+	8.750% due 3/15/32	341,155
160,000	BB+	WPX Energy Inc., Senior Unsecured Notes, 6.000% due 1/15/22(e)	158,000

		Total Oil, Gas & Consumable Fuels	30,570,173

Paper & Forest Products - 0.1%
175,000	A-	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/1/16(e)	192,400
		International Paper Co., Senior Unsecured Notes:
450,000	BBB	7.950% due 6/15/18	537,107
375,000	BBB	4.750% due 2/15/22	381,127

		Total Paper & Forest Products	1,110,634

Pharmaceuticals - 0.2%
380,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	450,009
1,050,000	BBB+	Aristotle Holding Inc., Company Guaranteed Notes, 3.500% due 11/15/16(e)	1,058,118
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	183,067
445,000	BBB	Watson Pharmaceuticals Inc., Senior Unsecured Notes, 5.000% due 8/15/14	478,464
350,000	AA	Wyeth, Company Guaranteed Notes, 5.950% due 4/1/37	428,208

		Total Pharmaceuticals	2,597,866

Real Estate Investment Trusts (REITs) - 0.8%
700,000	BBB-	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	752,944
2,900,000	BBB	Goodman Funding Pty Ltd., Limited Guaranteed Notes, 6.375% due 11/12/20(b)(e)	2,955,164
		HCP Inc., Senior Unsecured Notes:
700,000	BBB	6.450% due 6/25/12	715,156
750,000	BBB	6.000% due 6/15/14	795,851
300,000	BBB	6.700% due 1/30/18	325,298
		Health Care REIT Inc., Senior Unsecured Notes:
1,200,000	BBB-	4.950% due 1/15/21	1,124,885
600,000	BBB-	6.500% due 3/15/41	571,569
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	642,410
800,000	BBB	UDR Inc., Senior Unsecured Notes, 5.000% due 1/15/12	799,262

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Real Estate Investment Trusts (REITs) - 0.8% - (continued)
		WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes:
$465,000	A-	7.500% due 6/2/14(e)	$519,472
440,000	A-	6.750% due 9/2/19(e)	483,700

		Total Real Estate Investment Trusts (REITs)	9,685,711

Road & Rail - 0.0%
		Union Pacific Corp., Senior Unsecured Notes:
43,000	BBB+	5.375% due 5/1/14	46,837
84,000	Baa2(f)	4.163% due 7/15/22	89,595

		Total Road & Rail	136,432

Specialty Retail - 0.1%
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	728,263

Tobacco - 0.2%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	227,037
400,000	BBB	9.700% due 11/10/18(b)	524,458
260,000	BBB	9.250% due 8/6/19	335,315
550,000	BBB	4.750% due 5/5/21	575,706
		Philip Morris International Inc., Senior Unsecured Notes:
272,000	A	2.500% due 5/16/16	279,173
540,000	A	2.900% due 11/15/21	526,514
		Reynolds American Inc., Company Guaranteed Notes:
85,000	BBB-	7.250% due 6/1/12	87,492
300,000	BBB-	6.750% due 6/15/17	340,882

		Total Tobacco	2,896,577

Wireless Telecommunication Services - 0.4%
		América Móvil SAB de CV, Company Guaranteed Notes:
975,000	A-	2.375% due 9/8/16	957,085
230,000	A-	5.000% due 3/30/20	246,942
		GTE Corp., Company Guaranteed Notes:
548,000	A-	6.840% due 4/15/18	651,711
50,000	A-	6.940% due 4/15/28	61,275
		Qwest Communications International Inc., Company Guaranteed Notes:
199,000	BB	8.000% due 10/1/15	213,428
358,000	BB	7.125% due 4/1/18	367,845
		Sprint Capital Corp., Company Guaranteed Notes:
50,000	B+	6.875% due 11/15/28	35,125
310,000	B+	8.750% due 3/15/32	242,575
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB+	5.877% due 7/15/19	66,224
240,000	BBB+	5.134% due 4/27/20	211,983
40,000	BBB+	5.462% due 2/16/21	35,762
1,370,000	BBB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.500% due 1/15/18	1,452,200

		Total Wireless Telecommunication Services	4,542,155

		TOTAL CORPORATE BONDS & NOTES (Cost - $256,731,135)	262,685,681

MUNICIPAL BONDS - 1.9%
California - 0.3%
50,000	AA	Los Angeles Department of Airports, Series A, 5.000% due 5/15/35	52,239
250,000	AA+	Santa Clara Valley Transportation Authority, Build America Bonds Project, 5.876% due 4/1/32	293,905
		State of California, GO:
400,000	A-	5.000% due 6/1/37(b)	401,140
900,000	A-	5.000% due 11/1/37(b)	902,691

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
California - 0.3% - (continued)
$100,000	A-	5.000% due 12/1/37(b)	$100,307
670,000	A-	6.200% due 10/1/19	760,899
815,000	A-	7.550% due 4/1/39	971,113

		Total California	3,482,294

Delaware - 0.0%
400,000	AAA	Northstar Education Finance Inc., 2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured, 1.626% due 1/29/46(a)	340,250

Florida - 0.0%
600,000	A	Southwest Student Services Corp., Sub-Series B, GTDSTD-Insured, AMT, 0.490% due 12/1/36(a)(k)	471,588

Georgia - 0.0%
40,000	AA+	Metropolitan Atlanta Rapid Transit Authority, Third Series, 5.000% due 7/1/39	41,635
		Municipal Electric Authority of Georgia, Build America Bonds Project:
120,000	A+	6.637%, due 4/1/57	124,182
70,000	A+	6.655%, due 4/1/57	72,609
170,000	A-	7.055%, due 4/1/57	169,670

		Total Georgia	408,096

Illinois - 1.1%
		Chicago Transit Authority:
3,500,000	AA	Series A, 6.899% due 12/1/40(b)	4,050,515
2,400,000	AA	Series B, 6.899% due 12/1/40(b)	2,777,496
510,000	AA+	Chicago, IL, GO, Series A, FSA-Insured, 4.750% due 1/1/36(b)	504,212
		State of Illinois, GO:
4,200,000	A+	2.766% due 1/1/12(b)	4,200,000
435,000	A+	5.100% due 6/1/33	387,259
1,250,000	A+	5.665% due 3/1/18	1,322,087

		Total Illinois	13,241,569

Minnesota - 0.1%
		Northstar Education Finance Inc., 2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured, :
825,000	AAA	0.629% due 4/28/30(a)	754,603
850,000	AAA	0.589% due 1/29/46(a)	762,246
450,000	AAA	1.626% due 1/29/46(a)	380,756

		Total Minnesota	1,897,605

Nevada - 0.0%
40,000	AA+	County of Clark NV, Las Vegas-Mccarran International Airport, Series A, AGM- Insured, 5.250% due 7/1/39	40,629

New York - 0.0%
190,000	AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series 1289, 8.972% due 12/15/13(a)(b)(e)	197,712
80,000	A	New York Liberty Development Corp., Goldman Sachs Headquarters, 5.250% due 10/1/35	81,085
40,000	Aa2(f)	New York State Dormitory Authority, University Dormitory Facilities Project, Series A, 5.000% due 7/1/40	41,610

		Total New York	320,407

Ohio - 0.1%
1,000,000	BB-	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34(b)	728,570

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount		Rating††	Security	Value
Texas - 0.2%
$2,225,000		AAA	County of Travis Texas, GO, 5.125% due 3/1/22	$2,251,433

Virginia - 0.1%
752,637		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	762,866

			TOTAL MUNICIPAL BONDS (Cost - $22,895,256)	23,945,307

SOVEREIGN BONDS - 3.8%
Australia - 1.5%
			Australia Government Bond, Senior Unsecured Notes
3,100,000	AUD	Aaa(f)	5.500% due 12/15/13	3,325,029
5,700,000	AUD	Aaa(f)	4.750% due 6/15/16	6,193,651
1,700,000	AUD	Aaa(f)	6.000% due 2/15/17	1,955,300
4,200,000	AUD	Aaa(f)	5.500% due 1/21/18	4,759,291
2,100,000	AUD	Aaa(f)	5.750% due 7/15/22	2,468,499

			Total Australia	18,701,770

Brazil - 0.1%
2,500,000	BRL	BBB	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/5/22	1,779,039

Canada - 0.7%
8,000,000	CAD	AAA	Canadian Government Bond, 2.250% due 8/1/14(b)	8,081,721
			Province of Ontario Canada, Senior Unsecured Notes
460,000		AA-	2.950% due 2/5/15	486,217
705,000		AA-	2.300% due 5/10/16	727,277

			Total Canada	9,295,215

Germany - 0.2%
1,500,000	EUR	Aaa	Bundesrepublik Deutschland, Bonds, 4.250% due 7/4/18	2,348,120

Hong Kong - 0.1%
1,000,000		AAA	Hong Kong Government Bond, Notes, 5.125% due 8/1/14(b)(e)	1,096,396

Israel - 0.1%
1,135,000		AA+	Israel Government AID Bond, Government Guaranteed Notes, 5.500% due 9/18/23	1,431,007

Italy - 0.0%
182,000		A2(f)	Republic of Italy, Senior Unsecured Notes, 6.875% due 9/27/23	163,799

Japan - 0.1%
800,000		AA-	Japan Bank for International Cooperation, Government Guaranteed Notes, 2.875% due 2/2/15	844,880

Malaysia - 0.1%
			Malaysia Government Bond, Senior Unsecured Notes
1,800,000	MYR	A3(f)	3.835% due 8/12/15	578,131
515,000	MYR	A3(f)	4.262% due 9/15/16	168,551

			Total Malaysia	746,682

Mexico - 0.2%
19,476,000	MXN	A-	Mexican Bonos, Bonds, 8.000% due 6/11/20	1,614,592
			Mexico Government International Bond, Senior Unsecured Notes
186,000		BBB	5.125% due 1/15/20	209,064
418,000		BBB	6.750% due 9/27/34	535,040
78,000		BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	92,820

			Total Mexico	2,451,516

Russia - 0.2%
1,628,250		BBB	Russian Federation (Restricted), step bond to yield, Senior Unsecured Notes, 7.500% due 3/31/30	1,913,194

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount		Rating††	Security	Value
United Kingdom - 0.5%
			United Kingdom Treasury Gilt, Bonds
$1,200,000	GBP	Aaa(f)	4.250% due 3/7/36	$2,290,549
1,200,000	GBP	Aaa(f)	4.250% due 9/7/39	2,283,686
1,200,000	GBP	Aaa(f)	4.250% due 12/7/40	2,304,991

			Total United Kingdom	6,879,226

			TOTAL SOVEREIGN BONDS (Cost - $45,294,721)	47,650,844

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.4%
U.S. GOVERNMENT OBLIGATIONS - 17.2%
			U.S. Treasury Bonds:
3,600,000			8.125% due 5/15/21(b)	5,535,562
113,000			8.125% due 8/15/21(b)	174,867
1,900,000			7.625% due 11/15/22(b)	2,917,984
200,000			7.125% due 2/15/23(b)	298,094
2,000,000			7.500% due 11/15/24(b)	3,140,626
1,025,000			6.500% due 11/15/26	1,523,887
5,450,000			6.625% due 2/15/27	8,215,875
765,000			4.500% due 2/15/36	973,343
1,000,000			4.375% due 11/15/39(b)	1,258,594
285,000			4.625% due 2/15/40	372,727
3,100,000			4.375% due 5/15/40(b)	3,903,579
920,000			3.875% due 8/15/40	1,067,631
12,112,700			4.750% due 2/15/41	16,179,915
12,314,000			4.375% due 5/15/41	15,540,650
4,798,000			3.750% due 8/15/41(b)	5,459,975
820,000			3.125% due 11/15/41	829,994
			U.S. Treasury Notes:
3,630,000			1.375% due 2/15/13	3,682,748
140,000			0.500% due 5/31/13	140,618
2,480,000			0.125% due 9/30/13	2,474,770
210,000			1.875% due 2/28/14	217,432
2,460,000			0.250% due 9/15/14	2,452,696
16,395,000			0.500% due 10/15/14	16,451,366
8,015,000			0.375% due 11/15/14	8,013,124
5,530,000			1.000% due 8/31/16	5,560,244
14,320,000			1.000% due 9/30/16	14,386,015
3,360,000			0.875% due 11/30/16	3,347,662
85,000			2.375% due 7/31/17	90,718
6,540,000			2.250% due 7/31/18	6,878,242
8,780,000			1.500% due 8/31/18	8,800,580
4,690,000			1.375% due 9/30/18	4,655,191
4,550,000			1.750% due 10/31/18(b)(d)	4,623,583
8,854,000			1.375% due 11/30/18	8,766,841
8,890,000			3.125% due 5/15/21(b)	9,758,864
24,165,000			2.125% due 8/15/21(b)	24,333,019
5,504,000			2.000% due 11/15/21	5,470,459
			U.S. Treasury Inflation Indexed Bonds:
6,326,859			1.125% due 1/15/21(b)(d)	7,013,424
790,244			0.625% due 7/15/21	838,584
120,368			2.375% due 1/15/25	152,313
68,589			2.000% due 1/15/26	83,904
253,143			2.375% due 1/15/27	325,605
32,491			1.750% due 1/15/28	38,892
834,848			2.500% due 1/15/29	1,107,870

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.4% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 17.2%(continued)
$69,008	3.875% due 4/15/29	$107,097
5,553,335	2.125% due 2/15/41(b)	7,455,352

	TOTAL U.S. GOVERNMENT OBLIGATIONS	214,620,516

U.S. GOVERNMENT AGENCIES - 0.2%
	Federal Home Loan Bank (FHLB):
290,000	1.375% due 5/28/14	295,964
265,000	5.625% due 6/13/16	301,802
470,000	5.625% due 11/23/35	520,125
200,000	Federal Home Loan Mortgage Corp. (FHLMC), 1.350% due 4/29/14	203,848
1,755,000	Federal National Mortgage Association (FNMA), 0.000% due 10/9/19	1,336,814

	TOTAL U.S. GOVERNMENT AGENCIES	2,658,553

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $208,239,210)	217,279,069

Shares
COMMON STOCK - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
168	SemGroup Corp.* (Cost - $54,253)	4,729

PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
20,000	General Motors Corp.(b)(h)* (Cost - $0)	7,600

WARRANTS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0% - (continued)
	General Motors Co.:
35	expires 7/10/16*	443
35	expires 7/10/19*	306

	Total Automobiles	749

	TOTAL CONSUMER DISCRETIONARY	749

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Shares		Security	Value
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
177		SemGroup Corp., Class A Shares, expires 11/30/14(h)* (Cost - $9,884)	$1,287

		TOTAL WARRANTS (Cost - $9,884)	2,036

Contracts
PURCHASED OPTION - 0.0%
United States - 0.0%
46		Eurodollar Futures, Put @ $98.88, expires 12/17/12	17,250

		TOTAL PURCHASED OPTION (Cost - $17,524)	17,250

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,174,127,936)	1,188,020,273

Face Amount†
SHORT-TERM INVESTMENTS (l) - 16.8%
MONEY MARKET FUND - 0.0%
70,118		Invesco STIT - Liquid Assets Portfolio(m) (Cost - $70,118)	70,118

REPURCHASE AGREEMENTS - 4.0%
29,757,000		Barclays Capital Inc. repurchase agreement dated 11/30/11, 0.060% due 12/1/11, Proceeds at maturity - $29,757,050; (Fully collateralized by U.S. Treasury Bond, 1.375% due 11/30/18; Market Valued - $30,359,550)(n)	29,757,000
7,343,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 11/30/11, 0.050% due 12/1/11, Proceeds at maturity - $7,343,010; (Fully collateralized by U.S. Treasury Bond, 3.875% due 8/15/40; Market Valued - $7,477,603)(n)	7,343,000
12,700,000		Bank of America Merrill Lynch repurchase agreement dated 11/30/11, 0.130% due 12/1/11, Proceeds at maturity - $12,700,046; (Fully collateralized by U.S. Treasury Note, 1.750% due 10/31/18; Market Valued - $12,964,000)(n)	12,700,000

		TOTAL REPURCHASE AGREEMENTS (Cost - $49,800,000)	49,800,000

SOVEREIGN BOND - 0.6%
7,000,000		Canadian Government Bond, 1.500% due 3/1/12 (Cost - $6,790,922)	6,872,908

TIME DEPOSITS - 6.0%
		BBH - Grand Cayman:
126	JPY	0.010% due 12/1/11	2
17,996	EUR	0.096% due 12/1/11	24,209
272	GBP	0.099% due 12/1/11	427
257	CAD	0.250% due 12/1/11	252
59	NOK	0.950% due 12/1/11	10
368	AUD	3.783% due 12/1/11	377
52,786,165		HSBC Bank - Grand Cayman, 0.030% due 12/1/11	52,786,165
22,586,256		Wells Fargo - Grand Cayman, 0.030% due 12/1/11	22,586,256

		TOTAL TIME DEPOSITS (Cost - $75,397,698)	75,397,698

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Security	Value
U.S. GOVERNMENT AGENCIES - 4.7%
$400,000	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	$406,530
10,000,000	Federal Home Loan Bank (FHLB) Discount Notes, 0.130% due 2/23/12(n)	9,996,967
	Federal Home Loan Mortgage Corp (FHLMC), Discount Notes:
186,000	0.087% due 1/10/12(n)	185,982
20,000,000	0.100% due 1/24/12(n)	19,997,000
20,000,000	0.110% due 2/8/12(n)	19,995,783
	Federal National Mortgage Association (FNMA):
5,465,000	0.277% due 8/23/12	5,469,907
2,790,000	0.282% due 10/18/12	2,793,097

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $58,833,428)	58,845,266

U.S. GOVERNMENT OBLIGATIONS - 1.5%
3,959,000	U.S. Treasury Bills, 0.026% due 12/8/11 - 5/3/12(d)(n)	3,957,976
	U.S. Treasury Inflation Indexed Bonds:
4,734,637	2.000% due 4/15/12	4,752,392
10,057,343	3.000% due 7/15/12	10,287,565

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $19,094,664)	18,997,933

	TOTAL SHORT-TERM INVESTMENTS (Cost - $209,986,830)	209,983,923

	TOTAL INVESTMENTS - 111.7% (Cost - $1,384,114,766#)	1,398,004,196

	Liabilities in Excess of Other Assets - (11.7%)	(146,499,323)

	TOTAL NET ASSETS - 100.0%	$1,251,504,873

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2011.
(b)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, options contracts written, swap contracts, foreign currency contracts, to-be-announced (“TBA’s”) and short sales.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(f)	Rating by Moody’s Investor Service. All ratings are unaudited.
(g)	Security is currently in default.
(h)	Illiquid Security.
(i)	Rating by Fitch Ratings Service. All ratings are unaudited.
(j)	All or a portion of this security is on loan (See Note 1).
(k)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(l)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 16.8%.
(m)	Represents investment of collateral received from securities lending transactions.
(n)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Abbreviation used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro Dollar
FSA	—	Financial Security Assurance
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
JPY	—	Japanese Yen
MASTR	—	Mortgage Asset Securitization Transactions Inc
MXN	—	Mexican Peso
MYR	—	Malaysian Riggit
NOK	—	Norwegian Krone
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trusts
REMICS	—	Real Estate Mortgage Investment Conduits

See pages 122 to 124 for definition of ratings.

Summary of Investments by Security Type^
Mortgage-Backed Securities	32.6%
Corporate Bonds & Notes	18.8
U.S. Government & Agency Obligations	15.6
Collateralized Mortgage Obligations	12.2
Sovereign Bonds	3.4
Municipal Bonds	1.7
Asset-Backed Securities	0.7
Purchased Option	0.0	**
Preferred Stock	0.0	**
Common Stock	0.0	**
Warrants	0.0	**
Short-Term Investments	15.0

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Contracts Written

Contracts	Security Name	Expiration Date	Strike Price	Value
United States
46	Eurodollar Futures, Put	9/17/12	$98.88	$13,225
16,000,000	Swaption, 3-Month USD-LIBOR, Put	12/21/11	1.80	2,130
600,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	0
700,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	0
1,300,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	0
1,800,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	0
15,500,000	Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	10,619

	Total United States			25,974

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $237,329)			$25,974

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal Home Loan Mortgage Corp. (FHLMC)
$ 800,000	4.000% due 12/01/41(a)	$832,375
2,000,000	5.500% due 01/01/42(a)	2,155,625
	Federal National Mortgage Association (FNMA)
26,000,000	4.000% due 01/01/41(a)	27,044,061
2,000,000	4.500% due 01/01/42(a)	2,112,188
12,000,000	5.500% due 01/01/42(a)	13,008,753
5,000,000	6.000% due 01/01/42(a)	5,472,658
	Government National Mortgage Association (GNMA)
3,000,000	6.000% due 1/1/42(a)	3,370,782

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $53,868,563)	$53,996,442

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
For	details of other financial instruments held by this fund, refer to Note 2.

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES - 87.2%
Aerospace & Defense - 1.0%
$305,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15(a)	$318,725
170,000	B-	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18(a)	175,950
		Kratos Defense & Security Solutions Inc., Senior Secured Notes:
225,000	B+	10.000% due 6/1/17	227,812
40,000	B+	10.000% due 6/1/17(a)	40,500
130,000	B+	Triumph Group Inc., Company Guaranteed Notes, 8.625% due 7/15/18	142,350
250,000	B-	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/1/18(a)	241,875

		Total Aerospace & Defense	1,147,212

Airlines - 0.5%
240,000	B-	Air Canada, Secured Notes, 12.000% due 2/1/16(a)	219,000
64,534	BB	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	61,630
133,294	B	Delta Air Lines 2007-1 Class C Pass Through Trust, Pass Thru Certificates, 8.954% due 8/10/14	130,628
30,000	BB+	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16(a)	27,300
108,000	BB-	Delta Air Lines Inc., Senior Secured Notes, 9.500% due 9/15/14(a)	110,700

		Total Airlines	549,258

Auto Components - 2.0%
320,000	B	Accuride Corp., Senior Secured Notes, 9.500% due 8/1/18	302,800
265,000	CCC+	Affinia Group Inc., Company Guaranteed Notes, 9.000% due 11/30/14	262,350
106,000	CCC+	Allison Transmission Inc., Company Guaranteed Notes, 11.000% due 11/1/15(a)	111,830
460,000	B	Exide Technologies, Senior Secured Notes, 8.625% due 2/1/18	370,300
60,000	B+	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 10.500% due 5/15/16	66,150
400,000	B+	Pittsburgh Glass Works LLC, Senior Secured Notes, 8.500% due 4/15/16(a)	389,000
187,000	B+	Tomkins LLC/Tomkins Inc., Secured Notes, 9.000% due 10/1/18	202,895
601,000	B+	Tower Automotive Holdings USA LLC/TA Holdings Finance Inc., Senior Secured Notes, 10.625% due 9/1/17(a)	607,010

		Total Auto Components	2,312,335

Automobiles - 0.0%
		General Motors Corp. :
555,000	NR	7.200% due 1/15/12	6,938
730,000	NR	8.375% due 7/15/33	9,125

		Total Automobiles	16,063

Building Products - 0.2%
		Building Materials Corp. of America, Senior Notes:
80,000	BB+	6.875% due 8/15/18(a)	80,800
180,000	BB+	6.750% due 5/1/21(a)	179,550

		Total Building Products	260,350

Chemicals - 1.3%
305,000	B+	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17(a)	317,200
410,000	CCC+	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Secured Notes, 9.000% due 11/15/20	323,900
130,000	B	Ineos Finance PLC, Senior Secured Notes, 9.000% due 5/15/15(a)	131,625
119,784	BB+	Lyondell Chemical Co., Secured Notes, 11.000% due 5/1/18	129,666
200,000	BB+	LyondellBasell Industries NV, Company Guaranteed Notes, 6.000% due 11/15/21(a)	205,000
		Solutia Inc., Company Guaranteed Notes:
175,000	BB-	8.750% due 11/1/17	189,875
230,000	BB-	7.875% due 3/15/20	246,100

		Total Chemicals	1,543,366

Commercial Banks - 3.8%
		Ally Financial Inc.:
165,000	B+	Company Guaranteed Notes, 6.750% due 12/1/14	162,525
140,000	B+	Company Guaranteed Notes, 8.000% due 3/15/20	138,425
60,000	B+	Senior Unsecured Notes, 7.500% due 12/31/13	60,825
165,000	BB+	Amsouth Bank, Subordinated Notes, 4.850% due 4/1/13	160,050

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Commercial Banks - 3.8% - (continued)
$40,000	A-	Bank of America Corp., Senior Unsecured Notes, 6.500% due 8/1/16	$38,707
430,000	BB+	BankAmerica Institutional Capital A, Limited Guaranteed Notes, 8.070% due 12/31/26(a)	397,750
210,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.375% due 10/29/49(a)(b)	153,300
150,000	BB	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 7.648% due 8/29/49(b)	99,750
		Synovus Financial Corp., Subordinated Notes:
695,000	B+	4.875% due 2/15/13	664,594
1,610,000	B+	5.125% due 6/15/17	1,346,362
585,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(b)	496,519
620,000	Ba3(c)	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15(d)	660,300

		Total Commercial Banks	4,379,107

Commercial Services - 2.8%
545,000	B	ACE Cash Express Inc., Senior Secured Notes, 11.000% due 2/1/19(a)	498,675
745,000	NR	Ahern Rentals Inc., Secured Notes, 9.250% due 8/15/13(e)	197,425
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
380,000	B	7.625% due 5/15/14	382,850
380,000	B	8.250% due 1/15/19	367,650
547,000	BB-	Bankrate Inc., Senior Secured Notes, 11.750% due 7/15/15	621,529
155,000	B-	Emergency Medical Services Corp., Company Guaranteed Notes, 8.125% due 6/1/19	153,062
115,000	B+	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17	121,613
60,000	B3e(c)	Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Unsecured Notes, 9.500% due 12/1/19(a)	60,600
310,000	CCC+	NES Rentals Holdings Inc., Secured Notes, 12.250% due 4/15/15(a)	266,600
300,000	BB	Sotheby’s, Company Guaranteed Notes, 7.750% due 6/15/15	315,000
125,000	BB-	Stewart Enterprises Inc., Company Guaranteed Notes, 6.500% due 4/15/19	122,188
85,000	CCC+	Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Company Guaranteed Notes, 10.250% due 12/1/17	82,556

		Total Commercial Services	3,189,748

Commercial Services & Supplies - 3.3%
355,000	CCC+	Altegrity Inc., Company Guaranteed Notes, 11.750% due 5/1/16(a)	331,925
390,000	B+	American Reprographics Co., Company Guaranteed Notes, 10.500% due 12/15/16	352,950
		Cenveo Corp.:
1,065,000	CCC+	Company Guaranteed Notes, 7.875% due 12/1/13	846,675
455,000	B-	Secured Notes, 8.875% due 2/1/18	390,163
258,000	B	FGI Operating Co., Inc., Senior Secured Notes, 10.250% due 8/1/15	270,900
100,000	BB-	JM Huber Corp., Senior Unsecured Notes, 9.875% due 11/1/19(a)	101,000
510,000	CCC-	NCO Group Inc., Company Guaranteed Notes, 11.875% due 11/15/14	508,087
815,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	798,700
70,000	BB-	RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes, 10.000% due 7/15/17(a)	76,825
130,000	B	United Rentals North America Inc., Company Guaranteed Notes, 10.875% due 6/15/16	144,950

		Total Commercial Services & Supplies	3,822,175

Computers & Peripherals - 0.0%
25,000	CCC+	Sterling Merger Inc., Senior Unsecured Notes, 11.000% due 10/1/19(a)	24,188

Construction & Engineering - 0.1%
180,000	B	Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes, 8.625% due 5/15/19(a)	165,150

Consumer Finance - 0.3%
325,000	BB+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 12.000% due 5/15/15	397,966

Containers & Packaging - 1.3%
20,000	CCC	Berry Plastics Corp., Secured Notes, 9.750% due 1/15/21	19,200
255,000	B	Packaging Dynamics Corp., Senior Secured Notes, 8.750% due 2/1/16(a)	253,725
660,000	B-	Pactiv Corp., Senior Unsecured Notes, 7.950% due 12/15/25(f)	501,600
95,000	BBB-	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16	101,175

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Containers & Packaging - 1.3% - (continued)
		Sealed Air Corp., Senior Unsecured Notes:
$300,000	BB	8.375% due 9/15/21(a)	$321,750
340,000	BB	6.875% due 7/15/33(a)	289,642

		Total Containers & Packaging	1,487,092

Diversified Consumer Services - 0.4%
210,000	B-	Carriage Services Inc., Company Guaranteed Notes, 7.875% due 1/15/15	211,050
300,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	288,750

		Total Diversified Consumer Services	499,800

Diversified Financial Services - 6.4%
300,000	BB(g)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(a)	264,000
2,215,000	B	CEDC Finance Corp. International Inc., Senior Secured Notes, 9.125% due 12/1/16(a)	1,439,750
26,613	B+	CIT Group Inc., Secured Notes, 7.000% due 5/1/17	26,380
532,387	B-	E*Trade Financial Corp., Senior Unsecured Notes, 12.500% due 11/30/17(h)	604,259
180,000	BB	Fresenius US Finance II Inc., Company Guaranteed Notes, 9.000% due 7/15/15(a)	201,150
220,000	B	General Motors Financial Co., Inc., Company Guaranteed Notes, 6.750% due 6/1/18(a)	220,363
		International Lease Finance Corp., Senior Unsecured Notes:
215,000	BBB-	5.625% due 9/20/13	208,281
1,150,000	BBB-	8.875% due 9/1/17	1,170,125
436,000	NR	Jack Cooper Holdings Corp., Senior Secured Notes, 12.750% due 12/15/15(a)	422,894
300,000	CCC+	Landry’s Holdings Inc., Senior Secured Notes, 11.500% due 6/1/14(a)	291,000
260,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	275,600
		Nuveen Investments Inc.:
1,015,000	CCC	Company Guaranteed Notes, 10.500% due 11/15/15	974,400
450,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	379,125
580,000	B-	Offshore Group Investments Ltd., Senior Secured Notes, 11.500% due 8/1/15	624,950
270,000	BBB-	SLM Corp., Senior Unsecured Notes, 8.450% due 6/15/18	269,518

		Total Diversified Financial Services	7,371,795

Diversified Telecommunication Services - 4.9%
555,000	CCC	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/1/12(f)	453,713
		Cincinnati Bell Inc., Company Guaranteed Notes:
265,000	B	8.250% due 10/15/17	258,375
275,000	CCC+	8.750% due 3/15/18	246,125
35,000	BB-	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/1/28	26,425
		Cricket Communications Inc.:
285,000	CCC+	Company Guaranteed Notes, 7.750% due 10/15/20	224,437
15,000	B+	Senior Secured Notes, 7.750% due 5/15/16	15,038
115,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 7.375% due 12/1/17(a)	118,162
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
115,000	B	9.500% due 6/15/16	120,175
200,000	CCC+	11.250% due 6/15/16	208,500
100,000	B	7.250% due 4/1/19(a)	97,750
30,000	B	8.500% due 11/1/19	30,675
775,000	B-	ITC Deltacom Inc., Senior Secured Notes, 10.500% due 4/1/16	803,094
		Level 3 Financing Inc., Company Guaranteed Notes:
634,000	CCC	9.250% due 11/1/14	645,888
265,000	CCC	9.375% due 4/1/19	268,975
		Powerwave Technologies Inc.:
280,000	NR	Senior Subordinated Notes, 2.750% due 7/15/41(a)(d)	162,400
740,000	NR	Subordinated Notes, 3.875% due 10/1/27	395,900
79,923	B-	Primus Telecommunications Holding Inc., Senior Secured Notes, 10.000% due 4/15/17(a)	77,525
130,000	B	tw telecom holdings inc., Company Guaranteed Notes, 8.000% due 3/1/18	137,150
340,000	B+	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	333,200
320,000	B	West Corp., Company Guaranteed Notes, 8.625% due 10/1/18	320,800
460,000	BB	Wind Acquisition Finance SA, Senior Secured Notes, 7.250% due 2/15/18(a)	402,500

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Diversified Telecommunication Services - 4.9% - (continued)
$310,000	B+	Windstream Corp., Senior Unsecured Notes, 7.500% due 6/1/22(a)	$296,825

		Total Diversified Telecommunication Services	5,643,632

Electric Utilities - 2.8%
		Calpine Corp., Senior Secured Notes:
90,000	BB-	7.500% due 2/15/21(a)	92,250
250,000	BB-	7.875% due 1/15/23(a)	259,375
280,000	B-	Energy Future Intermediate Holding Co. LLC, Senior Secured Notes, 9.750% due 10/15/19	275,800
450,000	B-	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	465,750
48,670	B	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19(a)(d)	47,858
118,627	B+	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	118,924
495,000	BB-	Mirant Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/1/31	443,025
852,511	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	893,005
300,000	BB-	Reliant Energy Mid-Atlantic Power Holdings LLC, Pass Thru Certificates, 9.681% due 7/2/26	294,000
325,000	D	Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes, 10.250% due 11/1/15	121,875
50,000	CCC	Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc., Senior Secured Notes, 11.500% due 10/1/20(a)	41,750
135,000	B	United Maritime Group LLC/United Maritime Group Finance Corp., Secured Notes, 11.750% due 6/15/15	137,025

		Total Electric Utilities	3,190,637

Electronic Equipment & Instruments - 0.6%
680,000	B+	NXP BV/NXP Funding LLC, Senior Secured Notes, 9.750% due 8/1/18(a)	742,900

Energy Equipment & Services - 1.7%
420,000	D	Dynegy Roseton/Danskammer Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16(e)	254,100
230,000	BB	Enterprise Products Operating LP, Company Guaranteed Notes, 8.375% due 8/1/66(b)	242,883
195,000	B+	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	186,225
355,000	B-	Forbes Energy Services Ltd., Company Guaranteed Notes, 9.000% due 6/15/19	331,925
200,000	BB	Petroleum Geo-Services ASA, Company Guaranteed Notes, 7.375% due 12/15/18(a)	200,000
190,000	BB-	Unit Corp., Company Guaranteed Notes, 6.625% due 5/15/21	189,050
670,000	B-	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19(a)	577,875

		Total Energy Equipment & Services	1,982,058

Food Products - 1.1%
298,000	CCC+	Blue Merger Sub Inc., Company Guaranteed Notes, 7.625% due 2/15/19(a)	268,200
110,000	B-	Harmony Foods Corp., Senior Secured Notes, 10.000% due 5/1/16(a)	106,150
300,000	CC	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17(a)	235,500
630,000	B	Viskase Cos., Inc., Secured Notes, 9.875% due 1/15/18(a)	631,575

		Total Food Products	1,241,425

Gas Utilities - 0.5%
		Sabine Pass LNG LP, Senior Secured Notes:
220,000	B+	7.250% due 11/30/13	218,900
345,000	B+	7.500% due 11/30/16	343,706

		Total Gas Utilities	562,606

Health Care Equipment & Supplies - 0.6%
205,000	B-	Alere Inc., Company Guaranteed Notes, 8.625% due 10/1/18	198,337
		Biomet Inc., Company Guaranteed Notes:
110,000	B-	10.000% due 10/15/17	119,075
40,000	B-	11.625% due 10/15/17	43,000
450,000	CCC+	DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes, 9.750% due 10/15/17	358,875

		Total Health Care Equipment & Supplies	719,287

Health Care Providers & Services - 4.4%
100,000	B3(c)	Acadia Healthcare Co., Inc., Senior Notes, 12.875% due 11/1/18(a)	99,000
304,971	CCC+	American Renal Associates Holdings Inc., Senior Unsecured Notes, 9.750% due 3/1/16	305,733
110,000	BB+	AMERIGROUP Corp., Senior Unsecured Notes, 7.500% due 11/15/19	113,300
300,000	CCC+	Aurora Diagnostics Holdings/Aurora Diagnostics Financing Inc., Company Guaranteed Notes, 10.750% due 1/15/18(a)	296,250

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Health Care Providers & Services - 4.4% - (continued)
$260,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19(a)	$252,850
475,000	CCC	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/1/16	454,813
510,000	CCC	Gentiva Health Services Inc., Company Guaranteed Notes, 11.500% due 9/1/18	401,625
		HCA Inc.:
39,000	BB	Secured Notes, 9.875% due 2/15/17	42,315
260,000	BB	Senior Secured Notes, 8.500% due 4/15/19	282,100
60,000	B-	Senior Unsecured Notes, 7.690% due 6/15/25	54,000
805,000	B	OnCure Holdings Inc., Secured Notes, 11.750% due 5/15/17	700,350
500,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/1/18	445,000
134,000	CCC+	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/1/15	124,955
725,000	CCC+	Skilled Healthcare Group Inc., Company Guaranteed Notes, 11.000% due 1/15/14	685,125
		Tenet Healthcare Corp.:
		Senior Secured Notes:
260,000	BB-	6.250% due 11/1/18(a)	256,750
222,000	BB-	8.875% due 7/1/19	243,090
380,000	CCC+	Senior Unsecured Notes, 6.875% due 11/15/31	299,250

		Total Health Care Providers & Services	5,056,506

Hotels, Restaurants & Leisure - 6.4%
		AMC Entertainment Inc., Company Guaranteed Notes:
20,000	B-	8.750% due 6/1/19	20,300
320,000	CCC+	9.750% due 12/1/20	292,800
		Boyd Gaming Corp.:
390,000	B	Company Guaranteed Notes, 9.125% due 12/1/18	358,800
30,000	CCC+	Senior Subordinated Notes, 7.125% due 2/1/16(f)	25,800
		Caesars Entertainment Operating Co., Inc.:
320,000	CCC	Company Guaranteed Notes, 10.750% due 2/1/16	204,800
160,000	CCC	Secured Notes, 10.000% due 12/15/15	134,000
55,000	B	Senior Secured Notes, 11.250% due 6/1/17	57,475
140,000	NR	CB Buffets Inc., 0.000% due 11/1/14(d)(i)	14
222,233	CCC	CityCenter Holdings LLC/CityCenter Finance Corp., Secured Notes, 10.750% due 1/15/17(a)(h)	221,122
140,000	B	Fiesta Restaurant Group, Secured Notes, 8.875% due 8/15/16(a)	137,900
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 11.000% due 6/15/15(a)(e)	41
515,000	B	Gaylord Entertainment Co., Company Guaranteed Notes, 6.750% due 11/15/14	512,425
475,000	BB-	GWR Operating Partnership LLP, 1st Mortgage Notes, 10.875% due 4/1/17	510,625
210,000	B	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17(a)	193,200
506,000	NR	Inn of the Mountain Gods Resort & Casino, Senior Secured Notes, 8.750% due 11/30/20(a)	488,290
		Isle of Capri Casinos Inc., Company Guaranteed Notes:
465,000	CCC+	7.000% due 3/1/14	432,450
320,000	B-	7.750% due 3/15/19	296,000
80,000	NR	Landry’s Acquisition Co., Secured Notes, 11.625% due 12/1/15(a)	82,800
225,000	B-	Lions Gate Entertainment Inc., Secured Notes, 10.250% due 11/1/16(a)	225,563
		MGM Resorts International:
80,000	B-	Company Guaranteed Notes, 6.625% due 7/15/15	76,000
		Senior Secured Notes:
25,000	B+	10.375% due 5/15/14	28,125
55,000	B+	11.125% due 11/15/17	61,806
		Mohegan Tribal Gaming Authority:
610,000	CC	Company Guaranteed Notes, 8.000% due 4/1/12	399,550
130,000	CCC-	Secured Notes, 11.500% due 11/1/17(a)	121,550
		NCL Corp., Ltd.:
450,000	BB	Senior Secured Notes, 11.750% due 11/15/16	522,000
50,000	B+	Senior Unsecured Notes, 9.500% due 11/15/18	53,000

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Hotels, Restaurants & Leisure - 6.4% - (continued)
		Pinnacle Entertainment Inc., Company Guaranteed Notes:
$340,000	B	7.500% due 6/15/15	$331,500
50,000	B	8.750% due 5/15/20	48,750
200,000	BB	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 6.875% due 12/1/13	211,000
120,000	BB+	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 6.875% due 11/15/19(a)	123,300
270,000	B-	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19(a)	277,087
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	B	4.179% due 2/1/14(a)(b)	108,600
290,000	B	9.125% due 2/1/15(a)	281,300
15,000	NR	Station Casinos Inc., Senior Subordinated Notes, 6.625% due 3/15/18(d)(e)	0
189,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Secured Notes, 8.625% due 4/15/16(a)	195,142
495,000	CCC+	Travelport LLC, Company Guaranteed Notes, 9.875% due 9/1/14(f)	301,950

		Total Hotels, Restaurants & Leisure	7,335,065

Household Products - 0.5%
159,000	B+	Libbey Glass Inc., Senior Secured Notes, 10.000% due 2/15/15	170,130
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes:
350,000	B-	9.000% due 4/15/19(a)	316,750
150,000	B-	8.250% due 2/15/21(a)	128,250

		Total Household Products	615,130

Independent Power Producers & Energy Traders - 0.9%
250,000	BB-	AES Corp. (The), Senior Unsecured Notes, 7.375% due 7/1/21(a)	261,875
407,110	B	AES Ironwood LLC, Senior Secured Notes, 8.857% due 11/30/25	413,217
		NRG Energy Inc., Company Guaranteed Notes:
130,000	BB-	7.375% due 1/15/17	135,850
250,000	BB-	7.625% due 1/15/18	247,500

		Total Independent Power Producers & Energy Traders	1,058,442

Industrial Conglomerates - 0.1%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
25,000	B+	6.875% due 3/15/18(a)	24,625
110,000	B+	7.125% due 3/15/21(a)	108,350

		Total Industrial Conglomerates	132,975

Insurance - 1.0%
235,000	BBB-	American General Institutional Capital A, Limited Guaranteed Notes, 7.570% due 12/1/45(a)	219,725
		HUB International Holdings Inc.:
445,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15(a)	432,762
305,000	CCC+	Senior Unsecured Notes, 9.000% due 12/15/14(a)	301,188
80,000	BBB	ING Capital Funding Trust III, Company Guaranteed Notes, 3.969% due 12/29/49(b)	57,442
90,000	BBB	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	92,250

		Total Insurance	1,103,367

Internet & Catalog Retail - 0.8%
375,000	BB	HSN Inc., Company Guaranteed Notes, 11.250% due 8/1/16	415,781
475,000	BB-	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	479,750

		Total Internet & Catalog Retail	895,531

Internet Software & Services - 0.9%
300,000	B-	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	306,750
785,000	B-	Earthlink Inc., Company Guaranteed Notes, 8.875% due 5/15/19	745,750

		Total Internet Software & Services	1,052,500

Leisure Equipment & Products - 0.2%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	228,000

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Machinery - 1.0%
$600,000	B	Dematic SA, Senior Secured Notes, 8.750% due 5/1/16(a)	$585,000
455,000	B	Liberty Tire Recycling, Company Guaranteed Notes, 11.000% due 10/1/16(a)(d)	459,550
145,000	B+	Manitowoc Co., Inc. (The), Company Guaranteed Notes, 8.500% due 11/1/20	148,625

		Total Machinery	1,193,175

Media - 5.5%
85,025	B	CCH II LLC/CCH II Capital Corp., Company Guaranteed Notes, 13.500% due 11/30/16	98,416
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
30,000	BB-	7.000% due 1/15/19	30,338
240,000	BB-	8.125% due 4/30/20	254,400
60,000	BB-	6.500% due 4/30/21	58,125
		Cengage Learning Acquisitions Inc., Company Guaranteed Notes:
430,000	CCC+	10.500% due 1/15/15(a)	311,750
100,000	CCC+	step bond to yield, 13.250% due 7/15/15(a)	66,500
200,000	B	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 9.250% due 12/15/17	211,500
515,000	B-	Crown Media Holdings Inc., Company Guaranteed Notes, 10.500% due 7/15/19	543,325
330,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21(a)	333,300
265,000	CCC+	Cumulus Media Inc., Company Guaranteed Notes, 7.750% due 5/1/19(a)	230,550
		Echostar DBS Corp., Company Guaranteed Notes:
200,000	BB-	7.750% due 5/31/15	212,000
100,000	BB-	7.125% due 2/1/16	103,250
110,000	Caa1e(c)	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19(a)	106,700
280,000	B	Entravision Communications Corp., Senior Secured Notes, 8.750% due 8/1/17	275,100
500,000	CCC	Gray Television Inc., Secured Notes, 10.500% due 6/29/15	467,500
1,000,000	B-	LBI Media Inc., Senior Secured Notes, 9.250% due 4/15/19(a)	890,000
460,000	B	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Secured Notes, 8.875% due 4/15/17	466,900
		Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes:
130,000	B+	11.500% due 5/1/16	148,850
240,000	B+	7.750% due 10/15/18	255,000
		Sinclair Television Group Inc.:
215,000	B	Company Guaranteed Notes, 8.375% due 10/15/18	218,762
165,000	BB-	Secured Notes, 9.250% due 11/1/17(a)	177,788
290,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 8.750% due 4/1/15(a)	316,100
		Univision Communications Inc., Senior Secured Notes:
160,000	B+	6.875% due 5/15/19(a)	149,200
250,000	B+	7.875% due 11/1/20(a)	237,500
135,000	BB	XM Satellite Radio Inc., Company Guaranteed Notes, 13.000% due 8/1/13(a)	153,225

		Total Media	6,316,079

Metals & Mining - 2.4%
350,000	B+	Atkore International Inc., Senior Secured Notes, 9.875% due 1/1/18	342,125
164,600	B	Century Aluminum Co., Secured Notes, 8.000% due 5/15/14	166,246
		FMG Resources August 2006 Pty Ltd.:
290,000	B+	Company Guaranteed Notes, 6.375% due 2/1/16(a)	274,050
80,000	B+	Senior Notes, 8.250% due 11/1/19(a)	78,900
790,000	B-	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)	572,750
230,000	B-	Mirabela Nickel Ltd., Senior Unsecured Notes, 8.750% due 4/15/18(a)	205,850
390,000	B	Novelis Inc., Company Guaranteed Notes, 8.750% due 12/15/20	413,400
440,000	CCC	Ryerson Holding Corp., Senior Secured Notes, 0.000% due 2/1/15	191,400
		Steel Dynamics Inc., Company Guaranteed Notes:
180,000	BB+	7.750% due 4/15/16	186,075
100,000	BB+	7.625% due 3/15/20	103,000
250,000	B	Thompson Creek Metals Co., Inc., Company Guaranteed Notes, 7.375% due 6/1/18(a)	211,250

		Total Metals & Mining	2,745,046

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Multiline Retail - 0.2%
$220,000	BB-	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/1/28	$202,400

Office Electronics - 0.6%
		CDW LLC/CDW Finance Corp.:
		Company Guaranteed Notes:
120,000	CCC+	11.000% due 10/12/15	120,600
110,000	CCC+	11.500% due 10/12/15(h)	110,550
410,000	B	Senior Secured Notes, 8.250% due 12/15/18(a)	420,250

		Total Office Electronics	651,400

Oil, Gas & Consumable Fuels - 11.5%
440,000	B-u	Allis-Chalmers Energy Inc., Company Guaranteed Notes, 8.500% due 3/1/17	429,000
		Basic Energy Services Inc., Company Guaranteed Notes:
270,000	B	7.125% due 4/15/16	272,025
600,000	B	7.750% due 2/15/19	601,500
		Berry Petroleum Co., Senior Unsecured Notes:
140,000	BB-	10.250% due 6/1/14	158,900
50,000	BB-	6.750% due 11/1/20	50,000
190,000	B	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 9.375% due 5/1/19(a)	183,350
390,000	B-	Chaparral Energy Inc., Company Guaranteed Notes, 8.875% due 2/1/17	399,750
		Chesapeake Energy Corp., Company Guaranteed Notes:
150,000	BB+	6.875% due 8/15/18	157,500
135,000	BB+	7.250% due 12/15/18	147,150
250,000	BB-	Cie Générale de Géophysique-Veritas, Company Guaranteed Notes, 9.500% due 5/15/16	268,750
125,000	BB	Concho Resources Inc., Company Guaranteed Notes, 7.000% due 1/15/21	130,625
160,000	B+	Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes, 8.875% due 2/15/18	171,200
230,000	BB-	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	250,988
		El Paso Corp., Senior Unsecured Notes:
200,000	BB-	8.050% due 10/15/30	233,000
10,000	BB-	7.800% due 8/1/31	11,550
185,000	B-	Energy Partners Ltd., Company Guaranteed Notes, 8.250% due 2/15/18	173,438
250,000	B	Energy XXI Gulf Coast Inc., Company Guaranteed Notes, 9.250% due 12/15/17	257,500
380,000	B3(c)	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	378,100
290,000	B	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	269,700
485,000	CCC+	Goodrich Petroleum Corp., Senior Unsecured Notes, 5.000% due 10/1/29	455,900
160,000	B-	Helix Energy Solutions Group Inc., Company Guaranteed Notes, 9.500% due 1/15/16(a)	167,200
1,080,000	B-	Hercules Offshore Inc., Senior Secured Notes, 10.500% due 10/15/17(a)	1,042,200
140,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	139,125
385,000	B-	Kodiak Oil & Gas Corp., Senior Notes, 8.125% due 12/1/19(a)	391,256
280,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 6.250% due 6/15/22	284,900
390,000	B-	Milagro Oil & Gas, Secured Notes, 10.500% due 5/15/16(a)	278,850
145,000	B-	Oasis Petroleum Inc., Company Guaranteed Notes, 7.250% due 2/1/19(a)	148,625
100,000	BB	Oil States International Inc., Company Guaranteed Notes, 6.500% due 6/1/19	101,000
290,000	B+	Parker Drilling Co., Company Guaranteed Notes, 9.125% due 4/1/18	304,500
		Peabody Energy Corp.:
100,000	BB+	Company Guaranteed Notes, 7.875% due 11/1/26	107,500
210,000	BB+	Senior Unsecured Notes, 6.000% due 11/15/18(a)	210,787
230,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	234,600
765,000	B	Pioneer Drilling Co., Company Guaranteed Notes, 9.875% due 3/15/18	792,731
		Plains Exploration & Production Co., Company Guaranteed Notes:
150,000	BB	10.000% due 3/1/16	170,250
210,000	BB	8.625% due 10/15/19	229,950
50,000	BB	6.750% due 2/1/22	51,125

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 11.5% - (continued)
$100,000	BB+	Precision Drilling Corp., Company Guaranteed Notes, 6.625% due 11/15/20	$101,000
		Quicksilver Resources Inc., Company Guaranteed Notes:
140,000	B	11.750% due 1/1/16	158,200
40,000	B	9.125% due 8/15/19	42,150
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	144,950
250,000	BB-	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	262,500
250,000	B+	Rosetta Resources Inc., Company Guaranteed Notes, 9.500% due 4/15/18	269,375
		SandRidge Energy Inc., Company Guaranteed Notes:
220,000	B-	9.875% due 5/15/16(a)	227,700
355,000	B3(c)	7.500% due 3/15/21	326,600
250,000	BB+	SESI LLC, Senior Unsecured Notes, 7.125% due 12/15/21(a)	255,000
230,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	238,625
250,000	B+	Swift Energy Co., Company Guaranteed Notes, 7.875% due 3/1/22(a)	246,250
50,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 8.000% due 2/1/16	58,764
200,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.500% due 6/15/19(a)	201,500
475,000	B	Western Refining Inc., Senior Secured Notes, 11.250% due 6/15/17(a)	530,813
350,000	CCC	Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes, 10.750% due 2/1/18	336,000
120,000	BB	Whiting Petroleum Corp., Company Guaranteed Notes, 6.500% due 10/1/18	124,800
100,000	BB+	WPX Energy Inc., Senior Unsecured Notes, 6.000% due 1/15/22(a)	98,750

		Total Oil, Gas & Consumable Fuels	13,277,502

Paper & Forest Products - 1.9%
		Appleton Papers Inc.:
310,000	CCC+	Secured Notes, 11.250% due 12/15/15	280,550
365,000	B+	Senior Secured Notes, 10.500% due 6/15/15(a)	359,525
160,000	BB	Boise Paper Holdings LLC/Boise Finance Co., Company Guaranteed Notes, 9.000% due 11/1/17	172,800
430,000	CCC+	Exopack Holding Corp., Company Guaranteed Notes, 10.000% due 6/1/18(a)	427,850
290,000	B+	Longview Fibre Paper & Packaging Inc., Senior Secured Notes, 8.000% due 6/1/16(a)	292,900
200,000	BB	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14(a)	214,000
		Verso Paper Holdings LLC/Verso Paper Inc.:
120,000	CCC+	Company Guaranteed Notes, 11.375% due 8/1/16(f)	72,600
140,000	B	Secured Notes, 8.750% due 2/1/19	91,700
86,000	BB-	Senior Secured Notes, 11.500% due 7/1/14	88,150
170,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18(a)	147,900

		Total Paper & Forest Products	2,147,975

Personal Products - 0.4%
425,000	B	Revlon Consumer Products Corp., Secured Notes, 9.750% due 11/15/15	454,750

Pharmaceuticals - 0.5%
120,000	B	Grifols Inc., Senior Secured Notes, 8.250% due 2/1/18(a)	124,200
505,000	BB	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Company Guaranteed Notes, 7.750% due 9/15/18	496,163

		Total Pharmaceuticals	620,363

Professional Services - 0.6%
270,000	B3(c)	Good Sam Enterprises LLC, Senior Secured Notes, 11.500% due 12/1/16	261,900
		inVentiv Health Inc.:
315,000	CCC+	Company Guaranteed Notes, 10.000% due 8/15/18(a)	300,037
100,000	CCC+	Senior Notes, 10.000% due 8/15/18(a)	95,250

		Total Professional Services	657,187

Real Estate Investment Trusts (REITs) - 1.0%
70,000	NR	Annaly Capital Management Inc., Senior Unsecured Notes, 4.000% due 2/15/15	77,088

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Real Estate Investment Trusts (REITs) - 1.0% - (continued)
$70,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15(a)(d)	$48,438
285,000	BB-	CNL Lifestyle Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19	258,637
103,000	B2(c)	Felcor Lodging LP, Senior Secured Notes, 10.000% due 10/1/14	110,725
1,180,000	CC	Realogy Corp., Company Guaranteed Notes, 11.000% due 4/15/18(a)	684,400

		Total Real Estate Investment Trusts (REITs)	1,179,288

Semiconductors & Semiconductor Equipment - 0.1%
65,000	B+	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17	66,463

Software - 0.5%
		First Data Corp., Company Guaranteed Notes:
4,667	B-	10.550% due 9/24/15	4,270
710,000	B-	12.625% due 1/15/21(a)	589,300

		Total Software	593,570

Specialty Retail - 1.3%
485,000	CCC	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 10.000% due 2/15/19(a)	469,238
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	298,300
355,000	B	Landry’s Restaurants Inc., Secured Notes, 11.625% due 12/1/15	371,862
375,000	BBB-	QVC Inc., Senior Secured Notes, 7.375% due 10/15/20(a)	400,313

		Total Specialty Retail	1,539,713

Textiles, Apparel & Luxury Goods - 1.2%
130,000	B-	Empire Today LLC, Senior Secured Notes, 11.375% due 2/1/17(a)	120,900
410,000	CCC+	Gymboree Corp., Company Guaranteed Notes, 9.125% due 12/1/18(f)	340,300
380,000	BB-	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	418,000
545,000	CCC+	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	509,575

		Total Textiles, Apparel & Luxury Goods	1,388,775

Tobacco - 0.3%
330,000	B	Alliance One International Inc., Company Guaranteed Notes, 10.000% due 7/15/16	292,875

Trading Companies & Distributors - 0.4%
252,000	B+	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16(a)	260,820
140,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	142,800

		Total Trading Companies & Distributors	403,620

Transportation Infrastructure - 4.2%
110,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 9.750% due 8/1/18	115,500
530,000	B-	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	188,150
416,031	CCC	Florida East Coast Holdings Corp., Senior Unsecured Notes, 10.500% due 8/1/17(h)	347,906
120,000	B-	Florida East Coast Railway Corp., Senior Secured Notes, 8.125% due 2/1/17	120,150
500,000	B	Hapag-Lloyd AG, Company Guaranteed Notes, 9.750% due 10/15/17(a)	327,500
		Horizon Lines Inc.:
294,545	NR	Secured Notes, 6.000% due 4/15/17	241,194
163,636	NR	Senior Notes, 6.000% due 4/15/17	62,142
		Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes:
180,000	BB	12.500% due 4/1/16	209,700
60,000	BB	8.000% due 2/1/18	66,000
250,000	BB	6.625% due 12/15/20	265,000
170,000	BB	Kansas City Southern Railway, Company Guaranteed Notes, 13.000% due 12/15/13	192,950
340,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.625% due 11/1/17	260,100
140,000	B+	Navios Maritime Holdings Inc./Navios Maritime Finance II US Inc., Company Guaranteed Notes, 8.125% due 2/15/19	108,500
385,000	B	Overseas Shipholding Group Inc., Senior Unsecured Notes, 8.125% due 3/30/18(f)	275,275
550,000	B-	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18	554,125
236,000	BB+	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17	258,420
345,000	B+	Ship Finance International Ltd., Company Guaranteed Notes, 8.500% due 12/15/13	294,975

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Transportation Infrastructure - 4.2% - (continued)
$85,000	B-	Swift Services Holdings Inc., Secured Notes, 10.000% due 11/15/18	$88,825
280,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/1/18(a)	259,350
320,000	BB-	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	306,400
780,000	CCC+	Western Express Inc., Senior Secured Notes, 12.500% due 4/15/15(a)	292,500

		Total Transportation Infrastructure	4,834,662

Wireless Telecommunication Services - 2.8%
		Alcatel-Lucent USA Inc., Senior Unsecured Notes:
415,000	B	6.500% due 1/15/28	300,875
175,000	B	6.450% due 3/15/29	126,875
495,000	B-	Integra Telecom Holdings Inc., Senior Secured Notes, 10.750% due 4/15/16(a)	439,313
360,000	B	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	349,200
155,000	CCC+	PAETEC Holding Corp., Company Guaranteed Notes, 9.500% due 7/15/15	163,912
		Sprint Capital Corp., Company Guaranteed Notes:
330,000	B+	6.875% due 11/15/28	231,825
975,000	B+	8.750% due 3/15/32	762,937
		Sprint Nextel Corp.:
110,000	BB-	Company Guaranteed Notes, 9.000% due 11/15/18(a)	111,100
325,000	B+	Senior Unsecured Notes, 6.000% due 12/1/16	260,813
330,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	339,900
100,000	BB-	Virgin Media Finance PLC, Company Guaranteed Notes, 9.500% due 8/15/16	110,000

		Total Wireless Telecommunication Services	3,196,750

		TOTAL CORPORATE BONDS & NOTES (Cost - $103,004,102)	100,487,259

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
48,243	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26(i)	3,413

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $36,873)	3,413

SENIOR LOAN - 0.1%
135,616	NR	Trico Marine Services Inc. (Restricted), 10.000% due 5/13/14(d)	135,616

		TOTAL SENIOR LOAN (Cost - $135,616)	135,616

Shares
COMMON STOCKS - 1.1%
CONSUMER DISCRETIONARY - 0.8%
Media - 0.8%
16,441		Charter Communications Inc.*	869,236

Automobiles - 0.0%
101		General Motors Co.*	2,150

		TOTAL CONSUMER DISCRETIONARY	871,386

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
18,163		DeepOcean Group Holdings AS (Restricted)(d)*	272,445
144		SemGroup Corp.*	4,053

		Total Energy Equipment & Services	276,498

		TOTAL ENERGY	276,498

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Shares	Security	Value
INDUSTRIALS - 0.0%
Building Products - 0.0%
$1,062	Nortek Inc.*	$23,497

Transportation Infrastructure - 0.0%
81,818	Horizon Lines Inc.*	19,636

	TOTAL INDUSTRIALS	43,133

MATERIALS - 0.0%
Chemicals - 0.0%
1,999	Georgia Gulf Corp.*	38,401

	TOTAL COMMON STOCKS (Cost - $1,789,428)	1,229,418

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Commercial Banks - 0.3%
10,700	GMAC Capital Trust I, 8.125%(b)	203,300
7,585	Zions Capital Trust B, 8.000%	190,308

	Total Commercial Banks	393,608

Diversified Financial Services - 0.1%
4,700	Federal National Mortgage Association (FNMA), Series S, 8.250%(b)	9,506
814	Jack Cooper Holdings Corp.(a)(b)*	81,337

	Total Diversified Financial Services	90,843

	TOTAL FINANCIALS	484,451

	TOTAL PREFERRED STOCKS (Cost - $563,827)	484,451

CONVERTIBLE PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
570	LodgeNet Interactive Corp., 10.000%(a)(d)	451,012

FINANCIALS - 0.4%
Commercial Banks - 0.4%
400	Wells Fargo & Co., Series L, 7.500%	421,600

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $971,175)	872,612

WARRANTS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
554	Charter Communications Inc., expires 11/30/14*	7,465
4,157	CMP Susquehanna Corp., expires 3/23/19(a)(d)(i)*	19,550

	Total Media	27,015

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Shares	Security	Value
Automobiles - 0.1%
	General Motors Co.:
$4,760	expires 7/10/16*	$60,214
4,760	expires 7/10/19*	41,602

	Total Automobiles	101,816

	TOTAL CONSUMER DISCRETIONARY	128,831

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
1,280	SemGroup Corp., Class A Shares, expires 11/30/14(d)*	9,306

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	Jack Cooper Holdings Corp.:
376	expires 12/15/17(a)*	22,560
183	expires 5/6/18(a)*	10,980

	Total Diversified Financial Services	33,540

	TOTAL FINANCIALS	33,540

INDUSTRIALS - 0.0%
Building Products - 0.0%
875	Nortek Inc., expires 12/7/14(d)*	3,308

	TOTAL WARRANTS (Cost - $1,187,581)	174,985

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $107,688,602)	103,387,754

Face Amount
SHORT-TERM INVESTMENTS(j) - 9.8%
MONEY MARKET FUND - 1.4%
1,580,542	Invesco STIT - Liquid Assets Portfolio(k) (Cost - $1,580,542)	1,580,542

TIME DEPOSITS - 8.4%
9,724,570	HSBC Bank - Grand Cayman, 0.030% due 12/1/11 (Cost - $9,724,570)	9,724,570

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,305,112)	11,305,112

	TOTAL INVESTMENTS - 99.5% (Cost - $118,993,714#)	114,692,866

	Other Assets in Excess of Liabilities - 0.5%	554,786

	TOTAL NET ASSETS - 100.0%	$115,247,652

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2011.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Illiquid Security.
(e)	Security is currently in default.

Schedules of Investments

(continued) (unaudited)

(f)	All or a portion of this security is on loan (See Note 1).
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Payment in-kind security for which part of the income earned maybe paid as additional principal.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 8.4%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC  —  Public Limited Company

See pages 122 to 124 for definition of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	87.6%
Common Stock	1.1
Convertible Preferred Stock	0.8
Preferred Stock	0.4
Warrant	0.1
Senior Loan	0.1
Collateralized Mortgage Obligations	0.0 **
Short-Term Investments	9.9

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
SOVEREIGN BONDS - 58.3%
Australia - 9.2%
		Australia Government Bond:
$15,200,000	AUD	5.500% due 12/15/13 - 4/21/23	$17,122,724
4,300,000	AUD	4.750% due 6/15/16	4,672,403
3,200,000	AUD	5.250% due 3/15/19	3,604,032
5,600,000	AUD	5.750% due 5/15/21	6,554,993

		Total Australia	31,954,152

Belgium - 2.8%
		Belgium Government Bond:
4,500,000	EUR	3.500% due 3/28/15	5,918,623
3,000,000	EUR	3.250% due 9/28/16	3,864,053

		Total Belgium	9,782,676

Canada - 3.8%
		Canadian Government Bond:
7,400,000	CAD	1.500% due 12/1/12(a)	7,297,844
2,500,000	CAD	2.750% due 6/1/22(a)	2,568,355
1,500,000	CAD	Province of Ontario Canada, 4.600% due 6/2/39(a)	1,707,313
1,500,000	CAD	Province of Quebec Canada, 5.000% due 12/1/38(a)	1,764,105

		Total Canada	13,337,617

France - 5.7%
		France Government Bond:
12,800,000	EUR	3.500% due 4/25/15 - 4/25/20	17,934,358
900,000	EUR	4.750% due 4/25/35	1,349,606
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	411,043

		Total France	19,695,007

Germany - 13.8%
15,000,000	EUR	Bundesobligation, 2.250% due 4/10/15	21,217,370
		Bundesrepublik Deutschland:
5,200,000	EUR	3.750% due 1/4/15 - 1/4/19	7,876,133
4,000,000	EUR	3.250% due 7/4/15 - 7/4/21	5,866,034
2,700,000	EUR	4.000% due 7/4/16 - 1/4/37	4,200,219
2,000,000	EUR	6.250% due 1/4/30	3,874,115
100,000	EUR	5.500% due 1/4/31	181,165
2,600,000	EUR	4.750% due 7/4/34	4,463,431

		Total Germany	47,678,467

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Italy - 4.3%
$12,600,000	EUR	Italy Buoni Poliennali Del Tesoro, 3.000% due 4/15/15	$14,769,021

Japan - 10.8%
		Japan Government Ten Year Bond:
520,000,000	JPY	1.500% due 12/20/17	7,081,812
1,470,000,000	JPY	1.200% due 6/20/21	19,244,079
		Japan Government Thirty Year Bond:
767,000,000	JPY	2.500% due 9/20/35 - 6/20/36	11,020,344

		Total Japan	37,346,235

Netherlands - 3.2%
		Netherlands Government Bond:
100,000	EUR	3.750% due 7/15/14	144,538
200,000	EUR	3.250% due 7/15/15	286,972
6,300,000	EUR	4.000% due 7/15/19	9,465,794
900,000	EUR	3.500% due 7/15/20	1,300,670

		Total Netherlands	11,197,974

Norway - 0.7%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,390,096

Qatar - 1.0%
		Qatar Government International Bond:
1,875,000		5.250% due 1/20/20(a)(b)	2,022,656
1,150,000		6.400% due 1/20/40(a)(b)	1,305,250

		Total Qatar	3,327,906

Russia - 0.0%
154,475		Russian Foreign Bond - Eurobond, step bond to yield, 7.500% due 3/31/30	181,508

South Korea - 0.5%
575,000	EUR	Export - Import Bank of Korea, 5.750% due 5/22/13	801,203
850,000		Korea Development Bank, 4.000% due 9/9/16(a)	861,403

		Total South Korea	1,662,606

United Kingdom - 2.5%
		United Kingdom Treasury Gilt:
100,000	GBP	4.750% due 3/7/20	189,870
100,000	GBP	8.000% due 6/7/21	234,903
2,200,000	GBP	3.750% due 9/7/21	3,888,422
1,400,000	GBP	4.000% due 3/7/22	2,529,282

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
United Kingdom - 2.5% - (continued)
$900,000	GBP	4.250% due 3/7/36	$1,717,912

		Total United Kingdom	8,560,389

		TOTAL SOVEREIGN BONDS (Cost - $198,195,547)	201,883,654

ASSET-BACKED SECURITIES - 0.3%
Student Loan - 0.3%
463,958		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.368% due 4/25/38(a)(c)	462,965
385,525		South Carolina Student Loan Corp., Series 2008-1, Class A2, 1.077% due 3/1/18(a)(c)	381,045

		Total Student Loan	844,010

		TOTAL ASSET-BACKED SECURITIES (Cost - $849,483)	844,010

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
300,000		Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.667% due 2/17/51(a)(b)(c)	326,461
		Bear Stearns Adjustable Rate Mortgage Trust:
25,407		Series 2003-5, Class 1A2, 2.580% due 8/25/33(a)(c)	23,359
29,367		Series 2003-7, Class 6A, 2.603% due 10/25/33(a)(c)	28,019
108,944		Series 2004-2, Class 22A, 2.870% due 5/25/34(a)(c)	97,719
21,265		Series 2004-2, Class 23A, 2.814% due 5/25/34(a)(c)	19,871
71,837		Series 2005-2, Class A2, 2.731% due 3/25/35(a)(c)	67,981
239,604		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.558% due 1/26/36(a)(c)	140,923
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.468% due 2/5/19(a)(b)(c)	851,557
		Countrywide Alternative Loan Trust:
27,516		Series 2005-21CB, Class A3, 5.250% due 6/25/35(a)	22,801
160,398		Series 2007-11T1, Class A12, 0.607% due 5/25/37(a)(c)	66,291
70,977		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	42,170
86,888		Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	54,965
33,125		Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A1, 0.307% due 8/25/37(a)(c)	32,619

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7% - (continued)
	Countrywide Home Loan Mortgage Pass Through Trust:
$13,046	Series 2004-12, Class 11A1, 2.794% due 8/25/34(a)(c)	$9,021
61,237	Series 2005-11, Class 3A1, 3.008% due 4/25/35(a)(c)	32,855
276,426	Series 2005-2, Class 1A1, 0.577% due 3/25/35(a)(c)	129,114
33,349	Series 2005-3, Class 2A1, 0.547% due 4/25/35(a)(c)	18,493
233,816	Series 2005-9, Class 1A3, 0.487% due 5/25/35(a)(c)	134,074
132,507	Series 2005-HYB9, Class 3A2A, 2.595% due 2/20/36(a)(c)	90,623
51,209	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.564% due 8/25/33(a)(c)	48,659
77,703	Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	42,988
137,183	Crusade Global Trust, Series 2004-2, Class A2, 1.600% due 11/19/37(c)	179,767
319,043	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36(a)	181,084
	Federal Home Loan Mortgage Corp. (FHLMC):
82,690	Structured Pass Through Securities, Series T-35, Class A, 0.537% due 9/25/31(a)(c)	78,617
120,582	Structured Pass Through Securities, Series T-62, Class 1A1, 1.426% due 10/25/44(a)(c)	117,190
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
166,772	Series 2391, Class FJ, 0.748% due 4/15/28(a)(c)	167,809
169,176	Series 3037, Class BC, 4.500% due 2/15/20(a)	176,223
321,122	Series 3174, Class FM, 0.488% due 5/15/36(a)(c)	321,602
22,910	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44(a)	25,734
	Federal National Mortgage Association (FNMA), REMICS:
15,927	Series 2003-34, Class A1, 6.000% due 4/25/43(a)	17,797
30,631	Series 2005-120, Class NF, 0.357% due 1/25/21(a)(c)	30,631
153,816	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44(a)	172,194
21,099	First Horizon Asset Securities Inc., Series 2003-AR4, Class 2A1, 2.541% due 12/25/33(a)(c)	19,166
	Government National Mortgage Association (GNMA):
771,645	Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	934,471
1,049,730	Series 2007-2, Class PA, 5.500% due 6/20/35(a)	1,064,154
18,438	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.870% due 3/25/33(a)(c)	17,384
	Harborview Mortgage Loan Trust:
47,483	Series 2003-1, Class A, 2.935% due 5/19/33(a)(c)	43,145
59,312	Series 2005-2, Class 2A1A, 0.475% due 5/19/35(a)(c)	31,543
193,663	Series 2006-SB1, Class A1A, 1.068% due 12/19/36(a)(c)	89,919
6,250,000	JLOC Ltd., Series 36A, Class A1, 0.456% due 2/16/16(a)(b)(c)	74,108
58,625	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(c)	55,292

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7% - (continued)
	JP Morgan Mortgage Trust:
$25,849	Series 2003-A2, Class 3A1, 2.053% due 11/25/33(a)(c)	$24,867
20,784	Series 2005-A1, Class 6T1, 5.021% due 2/25/35(a)(c)	20,259
699,856	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.786% due 7/9/21(a)(b)(c)	641,189
21,848	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.276% due 2/25/33(a)(c)	18,930
135,206	MLCC Mortgage Investors Inc., Series 2005-2, Class 1A, 1.653% due 10/25/35(a)(c)	114,067
177,955	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.517% due 7/25/35(a)(c)	163,048
	Puma Finance Ltd.:
230,868	Series G5, Class A1, 0.549% due 2/21/38(a)(b)(c)	221,498
81,648	Series P10, Class BA, 5.293% due 7/12/36(c)(d)	81,226
286,230	Series P11, Class BA, 5.043% due 8/22/37(c)	280,585
121,844	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.407% due 2/25/47(a)(c)	48,779
	Residential Asset Securitization Trust:
48,968	Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	32,025
103,617	Series 2006-R1, Class A2, 0.657% due 1/25/46(a)(c)	43,574
	Structured Adjustable Rate Mortgage Loan Trust:
27,815	Series 2004-1, Class 4A1, 2.481% due 2/25/34(a)(c)	25,349
99,748	Series 2004-19, Class 2A1, 1.630% due 1/25/35(a)(c)	56,362
134,298	Series 2004-4, Class 3A2, 2.482% due 4/25/34(a)(c)	110,152
	Structured Asset Mortgage Investments Inc.:
139,960	Series 2005-AR2, Class 2A1, 0.487% due 5/25/45(a)(c)	76,586
150,130	Series 2005-AR8, Class A1A, 0.537% due 2/25/36(a)(c)	73,123
95,840	Series 2006-AR5, Class 1A1, 0.467% due 5/25/46(a)(c)	45,706
200,000	Series 2007-AR4, Class A3, 0.477% due 9/25/47(a)(c)	64,411
240,617	Series 2007-AR6, Class A1, 1.718% due 8/25/47(a)(c)	116,764
	Swan Trust:
264,659	Series 2006-1E, Class A1, 0.533% due 5/12/37(c)	257,679
340,275	Series 2006-1E, Class A2, 4.818% due 5/12/37(c)	338,624
369,865	Torrens Trust, Series 2007-1, Class A, 5.050% due 10/19/38(c)	375,088
	Wachovia Bank Commercial Mortgage Trust:
900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45(a)(c)	991,385
500,000	Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	536,719
357,248	Series 2006-WL7A, Class A1, 0.339% due 9/15/21(a)(b)(c)	339,897

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7% - (continued)
		WaMu Mortgage Pass Through Certificates:
$4,027		Series 2001-7, Class A, 1.427% due 5/25/41(a)(c)	$3,352
35,887		Series 2002-AR9, Class 1A, 1.618% due 8/25/42(a)(c)	28,593
16,117		Series 2003-AR5, Class A7, 2.581% due 6/25/33(a)(c)	15,462
1,410,532		Series 2003-AR9, Class 1A6, 2.462% due 9/25/33(a)(c)	1,340,956
125,695		Series 2005-AR13, Class A1A1, 0.547% due 10/25/45(a)(c)	92,159
213,890		Series 2006-AR13, Class 2A, 2.776% due 10/25/46(a)(c)	143,921
133,403		Series 2006-AR4, Class 2A1A, 2.776% due 5/25/46(a)(c)	83,013
62,552		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.158% due 7/25/46(a)(c)	20,102

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $13,431,697)	12,903,843

CORPORATE BONDS & NOTES - 19.8%
Australia - 1.6%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	2,186,597
900,000		Macquarie Bank Ltd., Government Liquid Guaranteed Notes, 2.600% due 1/20/12(a)(b)	920,538
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,336,156

		Total Australia	5,443,291

Bermuda - 0.2%
		Noble Group Ltd., Senior Unsecured Notes:
300,000		6.750% due 1/29/20(a)(b)	253,500
400,000		6.750% due 1/29/20(a)	338,000

		Total Bermuda	591,500

Brazil - 0.4%
1,000,000		Banco do Brasil SA, Senior Unsecured Notes, 2.947% due 7/2/14(b)(c)(e)	1,000,199
500,000		Banco Santander Brasil SA, Senior Unsecured Notes, 4.500% due 4/6/15(a)(b)	487,500

		Total Brazil	1,487,699

British Virgin Islands - 0.2%
800,000		Gerdau Trade Inc., Company Guaranteed Notes, 5.750% due 1/30/21(a)(b)	772,000

Canada - 0.1%
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 1.491% due 5/3/12(a)(c)	193,861

Cayman Islands - 0.5%
200,000		Braskem Finance Ltd., Company Guaranteed Notes, 7.000% due 5/7/20(a)(b)	212,000
350,000		CSN Islands XI Corp., Company Guaranteed Notes, 6.875% due 9/21/19(d)	366,625

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Cayman Islands - 0.5% - (continued)
$600,000		Odebrecht Drilling Norbe VIII/IX Ltd., Senior Secured Notes, 6.350% due 6/30/21(a)(b)	$619,500
500,000		Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.750% due 1/20/20(a)	521,508

		Total Cayman Islands	1,719,633

Chile - 0.4%
1,000,000		Banco Santander Chile, Senior Unsecured Notes, 2.006% due 1/19/16(a)(b)(c)	957,500
300,000		Celulosa Arauco y Constitución SA, Senior Unsecured Notes, 5.000% due 1/21/21(a)	308,773

		Total Chile	1,266,273

France - 1.7%
300,000	EUR	BNP Paribas Home Loan SFH, Covered Notes, 4.500% due 5/30/14	420,851
		BPCE SA:
300,000	EUR	Junior Subordinated Notes, 6.117% due 10/29/49(c)	232,056
1,000,000		Senior Unsecured Notes, 2.185% due 2/7/14(a)(b)(c)	950,327
700,000	EUR	Credit Mutuel - CIC Home Loan SFH, Covered Notes, 4.750% due 7/17/12	959,093
209,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	298,289
900,000	EUR	Société Générale SA, Junior Subordinated Notes, 7.756% due 5/29/49(c)	708,274
1,600,000	EUR	Société Générale SCF SA, Covered Notes, 5.000% due 3/27/19	2,332,846

		Total France	5,901,736

Germany - 0.3%
700,000	EUR	Kreditanstalt für Wiederaufbau, Foreign Government Guaranteed Notes, 3.875% due 1/21/19	1,028,940

India - 0.2%
300,000		ICICI Bank Ltd., Senior Unsecured Notes, 5.500% due 3/25/15(a)	305,143
400,000		Indian Oil Corp., Ltd., Unsecured Notes, 4.750% due 1/22/15	404,482

		Total India	709,625

Ireland - 0.6%
		AK Transneft OJSC Via TransCapitalInvest Ltd.:
575,000		Company Guaranteed Notes, 8.700% due 8/7/18(a)(b)	692,156
300,000		Senior Unsecured Notes, 5.670% due 3/5/14(a)(b)	313,500
950,000		RZD Capital Ltd., Senior Secured Notes, 5.739% due 4/3/17	969,000

		Total Ireland	1,974,656

Japan - 0.0%
100,000	EUR	Tokyo Electric Power Co., Inc. (The), Senior Secured Notes, 4.500% due 3/24/14	115,692

Jersey Channel Islands - 0.1%
200,000	GBP	HBOS Capital Funding LP, Limited Guaranteed Notes, 9.540% due 3/29/49	237,093

Luxembourg - 0.8%
900,000		Gazprom OAO Via Gaz Capital SA, Senior Unsecured Notes, 6.510% due 3/7/22	946,125

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Luxembourg - 0.8% - (continued)
$450,000		Gazprom Via Gaz Capital SA, Senior Secured Notes, 9.250% due 4/23/19	$549,000
		TNK-BP Finance SA, Company Guaranteed Notes:
450,000		7.500% due 7/18/16	485,325
450,000		7.875% due 3/13/18	500,063
450,000		7.250% due 2/2/20	482,062

		Total Luxembourg	2,962,575

Netherlands - 1.5%
1,000,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18(a)	1,176,730
500,000		Gazprom OAO Via White Nights Finance BV, Secured Notes, 10.500% due 3/25/14	567,325
		ING Bank NV:
800,000	EUR	Covered Notes, 5.250% due 6/5/18	1,214,090
700,000		Senior Unsecured Notes, 1.028% due 1/13/12(a)(b)(c)	700,000
696,537	EUR	NXP BV/NXP Funding LLC, Senior Secured Notes, 4.322% due 10/15/13(c)	939,360
500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	503,193

		Total Netherlands	5,100,698

New Zealand - 0.4%
		ANZ National International Ltd.:
200,000		Bank Guaranteed Notes, 6.200% due 7/19/13(a)(b)	212,744
1,200,000		Government Liquid Guaranteed Notes, 3.250% due 4/2/12(a)(b)	1,209,437

		Total New Zealand	1,422,181

Norway - 0.7%
1,200,000	EUR	DnB Boligkreditt AS, Covered Notes, 4.125% due 2/1/13	1,662,840
		Statoil ASA, Company Guaranteed Notes:
300,000		3.125% due 8/17/17(a)	314,800
300,000		5.100% due 8/17/40(a)	343,834

		Total Norway	2,321,474

Qatar - 0.3%
100,000		Qatari Diar Finance QSC, Government Guaranteed Notes, 5.000% due 7/21/20	105,500
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,018,938

		Total Qatar	1,124,438

Supranational - 1.4%
3,800,000	EUR	European Financial Stability Facility, Government Guaranteed Notes, 3.375% due 7/5/21	4,960,176

Sweden - 0.3%
800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	1,121,563

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
United Kingdom - 1.7%
$600,000	EUR	Bank of Scotland PLC, Bank Guaranteed Notes, 5.625% due 5/23/13	$821,363
200,000		BP Capital Markets PLC, Company Guaranteed Notes, 2.750% due 2/27/12	201,037
600,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)(b)	479,684
200,000		LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.500% due 12/29/49(b)(c)	139,200
		Lloyds TSB Bank PLC:
100,000		Bank Guaranteed Notes, 4.375% due 1/12/15(a)(b)	96,746
2,300,000		Government Liquid Guaranteed Notes, 2.800% due 4/2/12(a)(b)	2,316,323
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14(a)(b)	1,095,609
500,000	EUR	Royal Bank of Scotland PLC (The), Subordinated Notes, 4.625% due 9/22/21(c)	400,261
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(b)	107,575
100,000		XL Capital Finance Europe PLC, Company Guaranteed Notes, 6.500% due 1/15/12(a)	104,580

		Total United Kingdom	5,762,378

United States - 6.4%
		Ally Financial Inc.:
200,000		Company Guaranteed Notes, 6.750% due 12/1/14(a)	197,000
500,000		Senior Unsecured Notes, 0.000% due 6/15/15(a)	353,750
		American International Group Inc.:
800,000	EUR	Junior Subordinated Notes, 8.000% due 5/22/38(c)	844,817
		Senior Notes:
441,000	GBP	6.765% due 11/15/17(b)(d)	688,726
712,000	EUR	6.797% due 11/15/17(b)(d)	897,955
100,000,000	JPY	Senior Unsecured Notes, 0.304% due 4/3/12(c)	1,273,410
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	1,074,021
900,000	EUR	Bank of America Corp., Subordinated Notes, 4.750% due 5/23/17(c)	830,229
1,000,000		Boston Scientific Corp., Senior Unsecured Notes, 4.500% due 1/15/15(a)	1,046,363
100,000		Buckeye Partners LP, Senior Unsecured Notes, 4.875% due 2/1/21(a)	104,733
300,000		CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.500% due 1/15/21(a)	313,798
300,000		CMS Energy Corp., Senior Unsecured Notes, 5.050% due 2/15/18(a)	303,443
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000		8.000% due 6/1/14(a)	645,512
400,000		8.700% due 10/1/14(a)	438,271
1,000,000		GATX Financial Corp., Senior Unsecured Notes, 5.500% due 2/15/12(a)	1,005,750
700,000		Gerdau Holdings Inc., Company Guaranteed Notes, 7.000% due 1/20/20(a)(b)	733,250
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
900,000	EUR	5.375% due 2/15/13	1,204,377

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
United States - 6.4% - (continued)
$200,000		0.805% due 3/22/16(a)(c)	$169,229
500,000	AUD	5.220% due 4/12/16(c)	448,865
1,300,000		HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21(a)	1,285,160
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/1/12(a)(i)	299,250
300,000		Lazard Group LLC, Senior Unsecured Notes, 7.125% due 5/15/15(a)	322,628
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		0.000% due 5/25/10(f)	338,000
600,000		6.875% due 5/2/18(f)	163,500
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	533,750
650,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14(a)	701,123
600,000		Merrill Lynch & Co., Inc., Notes, 0.759% due 6/5/12(a)(c)	588,763
1,100,000		NBCUniversal Media LLC, Senior Unsecured Notes, 5.150% due 4/30/20(a)	1,192,339
1,100,000		Reynolds American Inc., Company Guaranteed Notes, 6.750% due 6/15/17(a)	1,249,901
100,000		SLM Corp., Senior Unsecured Notes, 5.000% due 10/1/13(a)	100,029
		Springleaf Finance Corp., Senior Unsecured Notes:
300,000		5.200% due 12/15/11(a)	299,577
800,000		4.875% due 7/15/12(a)	758,496
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18(a)	1,127,500
500,000		UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18(a)	548,868

		Total United States	22,082,383

		TOTAL CORPORATE BONDS & NOTES (Cost - $66,995,212)	68,299,865

MORTGAGE-BACKED SECURITIES - 6.4%
FNMA - 6.3%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18(a)(c)	750,654
986,516		5.700% due 8/1/18(a)(c)	1,054,589
218,757		2.545% due 11/1/34(a)(c)	232,063
364,411		6.500% due 8/1/37(a)	400,747
7,000,000		5.000% due 1/1/39(g)	7,514,065
10,000,000		5.500% due 1/1/41(g)	10,840,628
989,412		3.500% due 3/1/41(a)	1,010,415

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
FNMA - 6.3% - (continued)
$51,755	7.000% due 10/1/48(a)	$58,179

	TOTAL FNMA	21,861,340

GNMA - 0.1%
141,951	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38(a)	155,765

	TOTAL GNMA	155,765

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $21,749,729)	22,017,105

MUNICIPAL BONDS - 0.9%
United States - 0.9%
200,000	Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue Bonds, Series A-2, 5.875% due 6/1/47(a)	139,980
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42(a)	1,683,150
200,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Build America Bond, 5.508% due 8/1/37(a)	230,764
300,000	Philadelphia School District, Build American General Obligation Bonds, 6.765% due 6/1/40(a)	329,964
750,000	Port Authority of New York & New Jersey, Consolidated Bonds, One Hundred Sixty-Eighth Series, 4.926% due 10/1/51(a)	757,178
100,000	Puerto Rico Sales Tax Financing Corp., Revenue Bond, Series A, AMBAC- Insured, 0.000% due 8/1/54(a)	6,242
100,000	Tobacco Settlement Financing Corp., New Jersey, Tobacco Settlement Revenue Bonds, Series 1A, 5.000% due 6/1/41(a)	69,057

	Total United States	3,216,335

	TOTAL MUNICIPAL BONDS (Cost - $3,043,946)	3,216,335

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.6%
U.S. GOVERNMENT OBLIGATIONS - 3.6%
	U.S. Treasury Bonds:
2,000,000	4.500% due 8/15/39(a)	2,564,062
2,400,000	3.750% due 8/15/41(a)	2,731,126
	U.S. Treasury Inflation Indexed Bonds:
3,422,712	0.625% due 7/15/21(a)(h)	3,632,086
2,693,782	2.125% due 2/15/41(a)	3,616,402

	TOTAL U.S. GOVERNMENT OBLIGATIONS	12,543,676

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,157,742)	12,543,676

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Contracts		Security	Value
PURCHASED OPTION - 0.0%
United States - 0.0%
$2,200,000		Swaption, Put @ $3.75, expires 9/24/12	$54,717

		TOTAL PURCHASED OPTION (Cost - $76,179)	54,717

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $316,499,535)	321,763,205

Face Amount†
SHORT-TERM INVESTMENTS (j) - 11.9%
CORPORATE NOTES - 0.2%
300,000		Banco Santander Brazil SA, 2.546% due 12/29/11(b)(l)	299,418
500,000		Export - Import Bank of Korea, 1.393% due 3/13/12(b)(c)	499,987

		TOTAL CORPORATE NOTES (Cost - $799,418)	799,405

MONEY MARKET FUND - 0.0%
204,000		Invesco STIT - Liquid Assets Portfolio(k) (Cost - $204,000)	204,000

REPURCHASE AGREEMENT - 1.5%
5,100,000		Goldman Sachs & Co. repurchase agreement dated 11/30/11, 0.140% due 12/1/11, Proceeds at maturity - $5,100,020; (Fully collateralized by Federal National Mortgage Association (FNMA), 6.000% due 6/1/40; Market Valued - $5,260,897)(l) (Cost - $5,100,000)	5,100,000

TIME DEPOSITS - 6.4%
805,929		Bank of America - London, 0.030% due 12/1/11	805,929

		BBH - Grand Cayman:
19,636,367	JPY	0.010% due 12/1/11	253,079
106	DKK	0.137% due 12/1/11	19
390	CAD	0.250% due 12/1/11	382
123	NZD	1.750% due 12/1/11	96

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
TIME DEPOSITS - 6.4% - (continued)
$20,668,676		HSBC Bank - Grand Cayman, 0.030% due 12/1/11	$20,668,676

		JPMorgan Chase & Co. - London:
34,707	EUR	0.096% due 12/1/11	46,690
154,455	GBP	0.099% due 12/1/11	242,518
220,287	SEK	1.064% due 12/1/11	32,592
20,901	AUD	3.783% due 12/1/11	21,412

		TOTAL TIME DEPOSITS (Cost - $22,071,393)	22,071,393

U.S. GOVERNMENT OBLIGATIONS - 3.8%
		U.S. Treasury Bills:
638,000		0.040% due 3/29/12 - 5/17/12(h)(l)	637,894
101,000		0.030% due 4/5/12(h)(l)	100,989
850,000		0.047% due 4/12/12(l)	849,854
10,800,000		0.065% due 4/19/12(h)(l)	10,797,270
700,000		0.058% due 4/26/12(l)	699,834

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $13,085,841)	13,085,841

		TOTAL SHORT-TERM INVESTMENTS (Cost - $41,260,652)	41,260,639

		TOTAL INVESTMENTS - 104.9% (Cost - $357,760,187#)	363,023,844

		Liabilities in Excess of Other Assets - (4.9%)	(16,866,788)

		TOTAL NET ASSETS - 100.0%	$346,157,056

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, options contracts written, swap contracts, foreign currency contracts, to-be-announced (“TBA’s”) and short sales.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2011.
(d)	Illiquid Security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Security is currently in default.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	All or a portion of this security is on loan (See Note 1).
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 11.9%.
(k)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

(l)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLC	— Public Limited Company
SEK	— Swedish Krona

Summary of Investments by Security Type^
Sovereign Bonds	55.6%
Corporate Bonds & Notes	18.8
Mortgage-Backed Securities	6.1
Collateralized Mortgage Obligations	3.5
U.S. Government & Agency Obligations	3.5
Municipal Bonds	0.9
Asset-Backed Securities	0.2
Purchased Option	0.0 **
Short-Term Investments	11.4

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Contracts Written

Contracts		Security Name	Expiration Date	Strike Price	Value
United States
3,100,000		Swaption, 3-Month USD-LIBOR, Call	2/13/12	$0.35	$181
3,100,000		Swaption, 3-Month USD-LIBOR, Put	2/13/12	0.35	9,097
1,300,000		Swaption, 3-Month USD-LIBOR, Call	2/13/12	0.45	283
1,300,000		Swaption, 3-Month USD-LIBOR, Put	2/13/12	0.45	6,661
9,700,000		Swaption, 3-Month USD-LIBOR, Call	8/13/12	0.40	4,788
9,700,000		Swaption, 3-Month USD-LIBOR, Put	8/13/12	0.40	31,935
800,000		Swaption, 3-Month USD-LIBOR, Put	8/13/12	1.00	5,518
800,000		Swaption, 3-Month USD-LIBOR, Call	8/13/12	1.00	4,086
9,900,000		Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	63,891
1,100,000		Swaption, 3-Month USD-LIBOR, Put	7/11/13	1.20	7,864
1,100,000		Swaption, 3-Month USD-LIBOR, Call	7/11/13	1.20	7,853
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	1,106

		Total United States			$143,263

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $155,680)			$143,263

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA)
$10,500,000	3.500% due 12/1/41(a)	$10,711,641
1,000,000	6.000% due 1/1/42(a)	1,094,532

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $11,791,250)	$11,806,173

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
For	details of other financial instruments held by this fund, refer to Note 2.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 93.5%
Alaska - 5.3%
		Alaska Municipal Bond Bank Authority:
$1,000,000	A+	Series C, NPFG-Insured, 5.000% due 10/1/15	$1,128,330
2,000,000	Aa2(a)	Series Three, 5.000% due 9/1/17	2,347,420
1,750,000	AA-	North Slope Boro Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	2,013,655

		Total Alaska	5,489,405

California - 7.5%
1,000,000	AA+	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(b)	1,231,890
1,050,000	AA-	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,158,150
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, Prerefunded 7/1/14 @ 100, NPFG-Insured, 5.250% due 7/1/19(b)	1,118,780
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Series C-2, 5.000% due 5/1/21	1,680,930
1,000,000	AA-	San Francisco, CA, City & County Public Utilities Commission, Sub-Series D, 5.000% due 11/1/19	1,215,900
1,230,000	Aa1(a)	Santa Monica-Malibu, California, Unified School District, Election of 2006 Project, Series A, FGIC & NPFG-Insured, 5.000% due 8/1/26	1,334,378

		Total California	7,740,028

Colorado - 3.7%
1,000,000	AA+	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,269,090
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,553,163

		Total Colorado	3,822,253

Connecticut - 1.1%
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,188,980

District of Colombia - 3.8%
2,500,000	AAA	District of Columbia, Income Tax Revenue Bonds, Series A, 5.000% due 12/1/28	2,809,325
1,075,000	AA+	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, AGM-Insured, AMT, 5.375% due 10/1/18(c)	1,105,390

		Total District of Colombia	3,914,715

Florida - 3.3%
1,000,000	A	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NPFG-Insured, 5.375% due 8/1/18	1,027,850
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Projects, 5.000% due 10/1/21	1,085,860
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,116,260
195,000	AA-	Tampa, Florida Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/19(b)	204,949

		Total Florida	3,434,919

Georgia - 6.8%
2,000,000	AA+	Augusta, GA, Water & Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,266,800
		Georgia State Road & Tollway Authority:
1,050,000	AA-	Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.000%, due 6/1/18	1,247,830
1,225,000	AA+	Series A, AGM-Insured, 5.000% due 6/1/19	1,428,130
1,800,000	A	Municipal Electric Authority of Georgia, Series B, 5.000% due 1/1/20	2,095,614

		Total Georgia	7,038,374

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Illinois - 6.6%
		Chicago, IL:
$1,000,000	AA-	Board of Education, GO, School Reform Board, Series A, FGIC & NPFG-Insured, 5.250% due 12/1/20	$1,135,620
1,000,000	AA+	Housing Authority Capital Program Revenue, Refunding, AGM- Insured, 5.000% due 7/1/14	1,076,140
		Illinois Finance Authority Revenue:
1,095,000	A3(a)	DePaul University, Series A, 5.375%, due 10/1/19	1,296,020
1,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/1/34	1,002,370
1,025,000	AA+	Illinois State Toll Highway Authority, Series A-1, Prerefunded 7/1/16 @ 100, FSA-Insured, 5.000% due 1/1/25(b)	1,205,277
1,000,000	AA-	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC & NPFG-Insured, 5.500% due 4/1/19	1,176,140

		Total Illinois	6,891,567

Indiana - 1.0%
1,000,000	AA+	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(d)	1,003,510

Kansas - 1.1%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,161,042

Massachusetts - 3.7%
1,400,000	AA+	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,651,790
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,160,150
1,000,000	A2(a)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,042,150

		Total Massachusetts	3,854,090

Michigan - 1.8%
1,750,000	AA+	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	1,825,267

Minnesota - 0.4%
435,752	AA+	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A- 3, GNMA & FNMA-Insured, 5.700% due 4/1/27	458,795

Nevada - 1.5%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NPFG- Insured, 4.750% due 11/1/24	1,567,155

New Jersey - 7.4%
1,000,000	Aa3(a)	Egg Harbor Township School District, GO, AGM-Insured, 5.500% due 7/15/22	1,247,390
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,529,880
		New Jersey State:
1,340,000	Aa3(a)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,726,376
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,127,880
1,700,000	AA+	New Jersey State Turnpike Authority, Series C, Prerefunded, Escrowed To Maturity, 6.500% due 1/1/16(b)	2,077,519

		Total New Jersey	7,709,045

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
New Mexico - 1.2%
$1,150,000	AAA	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NPFG-Insured, 5.000% due 6/1/29	$1,230,718

New York - 4.6%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,478,377
1,000,000	AA	Series D, 5.000% due 11/1/27	1,074,860
		New York State:
1,000,000	AA-	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23(e)	1,021,010
1,100,000	AA+	Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, AGM-Insured, 5.250% due 1/1/14	1,151,040

		Total New York	4,725,287

North Carolina - 2.0%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,124,620

Oregon - 3.6%
1,000,000	AA+	Oregon State Department of Administrative Services, COP, Series A, AGM-Insured, 5.000% due 5/1/24	1,048,060
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Sub-series Twenty C, AMT, 5.000% due 7/1/16(c)	1,111,020
1,330,000	Aa2(a)	Washington & Clackamas Counties School District No 23, GO, NPFG- Insured, 5.000% due 6/15/22	1,592,502

		Total Oregon	3,751,582

Pennsylvania - 2.3%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,383,460

Tennessee - 0.9%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	932,390

Texas - 12.1%
2,000,000	AAA	Keller, Texas Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,078,700
2,500,000	AAA	North East, Texas Independent School District, Refunding, PSF-GTD- Insured, 5.250% due 2/1/30	3,016,325
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,131,400
		Texas State, Transportation Commission:
1,000,000	AAA	5.000%, due 4/1/27	1,093,550
2,575,000	AAA	5.250%, due 4/1/26	3,184,271
1,000,000	AA+	Waxahachie, Texas, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,082,720

		Total Texas	12,586,966

Washington - 7.6%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,640,145
2,000,000	AA+	King County, Washington School District No 210 Federal Way, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,229,380
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,324,960
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,673,925

		Total Washington	7,868,410

Wisconsin - 4.2%
2,500,000	AA+	State of Wisconsin, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	3,031,050

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Wisconsin - 4.2% - (continued)
$1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	$1,353,480

		Total Wisconsin	4,384,530

		TOTAL MUNICIPAL BONDS (Cost - $92,039,144)	97,087,108

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $92,039,144)	97,087,108

SHORT-TERM INVESTMENTS - 5.2%
TIME DEPOSITS - 5.2%
5,406,931		HSBC Bank - Grand Cayman, 0.030% due 12/1/11 (Cost - $5,406,931)	5,406,931

		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,406,931)	5,406,931

		TOTAL INVESTMENTS - 98.7% (Cost - $97,446,075#)	102,494,039

		Other Assets in Excess of Liabilities - 1.3%	1,343,848

		TOTAL NET ASSETS - 100.0%	$103,837,887

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2011.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
NPFG	—	National Public Finance Guarantee Corp.
XLCA	—	XL Capital Assurance Inc.

See pages 122 to 124 for definition of ratings.

Schedules of Investments

(unaudited) (continued)

Summary of Investments by Industry^
General Obligation	21.5%
Education	20.4
Transportation	16.9
Health Care Providers & Services	9.1
Utilities	6.0
Power	4.2
Airport	3.8
Development	3.4
Bond Bank	3.4
Water and Sewer	2.4
Public Facilities	2.1
Housing	1.5
Short-Term Investments	5.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 102.1%
CERTIFICATES OF DEPOSIT — 1.1%
$1,500,000	Canadian Imperial Bank of Commerce of New York, 0.633% due 5/4/12(a)	$1,501,150
1,000,000	Royal Bank of Canada, 0.298% due 2/14/12(a)	1,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $2,501,150)	2,501,150

COMMERCIAL PAPER — 68.8%
2,500,000	Amsterdam Funding Corp., 0.330% due 12/7/11(b)(c)	2,499,863
9,000,000	Antalis U.S. Funding Corp., 0.740% due 12/1/11(b)(c)	9,000,000
3,000,000	ASB Finance Ltd., 0.587% due 4/27/12(b)(c)	2,992,785
11,000,000	Atlantic Asset Securitization Corp., 0.720% due 12/1/11(b)(c)	10,999,999
3,000,000	Australia & New Zealand Banking Group Ltd., 0.230% due 12/7/11(b)(c)	2,999,885
5,000,000	Autobahn Funding Co. LLC, 0.380% due 12/14/11(b)(c)	4,999,314
2,500,000	Bank of Nova Scotia, 0.366% due 4/25/12(b)	2,496,299
6,800,000	Barclays U.S. Funding LLC, 0.180% due 1/3/12(b)	6,798,878
9,000,000	Barton Capital LLC, 0.740% due 12/1/11(b)(c)	9,000,000
5,000,000	Chariot Funding LLC, 0.220% due 1/20/12(b)(c)	4,998,472
4,500,000	Coca-Cola Co., 0.100% due 1/26/12(b)(c)	4,499,300
1,300,000	Commonwealth Bank of Australia, 0.398% due 6/22/12(b)(c)	1,300,000
5,000,000	Crown Point Capital Co. LLC, 0.400% due 1/11/12(b)(c)	4,997,722
	DnB Bank ASA:
3,000,000	0.350% due 1/17/12(b)(c)	2,998,630
2,500,000	0.381% due 1/23/12(b)(c)	2,498,601
5,000,000	Erste Abwicklungsanstalt, 0.450% due 1/3/12(b)(c)	4,997,938
4,000,000	Gemini Securitization Corp. LLC, 0.450% due 1/19/12(b)(c)	3,997,550
4,500,000	General Electric Capital Corp., 0.250% due 3/5/12(b)	4,497,031
5,000,000	Hannover Funding Co. LLC, 0.500% due 12/8/11(b)(c)	4,999,514
2,000,000	HSBC USA Inc., 0.220% due 12/5/11(b)	1,999,951
9,500,000	LMA Americas LLC, 0.700% due 12/1/11(b)(c)	9,499,999
5,000,000	Manhattan Asset Funding Co. LLC, 0.320% due 1/13/12(b)(c)	4,998,089
5,000,000	Market Street Funding LLC, 0.150% due 12/20/11(b)(c)	4,999,604
3,000,000	Mont Blanc Capital Corp., 0.250% due 12/14/11(b)(c)	2,999,729
2,500,000	National Australia Funding Delaware Inc., 0.300% due 1/17/12(b)(c)	2,499,021
3,500,000	Nationwide Building Society, 0.511% due 1/19/12(b)(c)	3,497,570
5,000,000	Nieuw Amsterdam Receivables Corp., 0.320% due 1/17/12(b)(c)	4,997,911
5,000,000	Old Line Funding LLC, 0.220% due 1/23/12(b)(c)	4,998,381
2,500,000	Procter & Gamble Co. (The), 0.160% due 1/10/12(b)(c)	2,499,556
5,000,000	Salisbury Receivables Co. LLC, 0.370% due 1/17/12(b)(c)	4,997,585
2,500,000	Sheffield Receivables Corp., 0.340% due 1/9/12(b)(c)	2,499,079
2,300,000	Standard Chartered Bank, 0.370% due 1/4/12(b)(c)	2,299,196
3,000,000	Thunder Bay Funding LLC, 0.230% due 1/20/12(b)(c)	2,999,042
4,640,000	Versailles Commercial Paper LLC, 0.700% due 12/1/11(b)(c)	4,640,000
5,000,000	Windmill Funding Corp., 0.250% due 12/13/11(b)(c)	4,999,583

	TOTAL COMMERCIAL PAPER (Cost — $156,996,077)	156,996,077

TIME DEPOSITS — 0.3%
334	BBH - Grand Cayman, 0.030% due 12/1/11	334
741,360	HSBC Bank - Grand Cayman, 0.030% due 12/1/11	741,360

	TOTAL TIME DEPOSITS (Cost — $741,694)	741,694

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
U.S. GOVERNMENT AGENCIES — 28.6%
$1,300,000	Federal Home Loan Bank (FHLB), 0.875% due 8/22/12	$1,306,146
	Federal Home Loan Bank (FHLB), Discount Notes:
20,000,000	0.045% due 1/13/12(b)	19,998,925
12,000,000	0.020% due 2/8/12(b)	11,999,540
3,000,000	0.100% due 6/1/12(b)	2,998,475
3,000,000	0.231% due 8/3/12(b)	2,995,285
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
3,500,000	0.050% due 1/11/12(b)	3,499,801
3,500,000	0.150% due 8/14/12(b)	3,496,252
	Federal National Mortgage Association (FNMA), Discount Notes:
2,000,000	0.150% due 1/4/12(b)	1,999,717
12,000,000	0.030% due 3/1/12(b)	11,999,089
5,000,000	0.085% due 5/23/12(b)	4,997,946

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $65,291,176)	65,291,176

U.S. GOVERNMENT OBLIGATIONS — 3.3%
6,500,000	U.S. Treasury Bill, 0.065% due 1/12/12(b)	6,499,507
1,000,000	U.S. Treasury Note, 0.875% due 2/29/12	1,001,259

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $7,500,766)	7,500,766

	TOTAL SHORT-TERM INVESTMENTS (Cost — $233,030,863)	233,030,863

	TOTAL INVESTMENTS - 102.1% (Cost — $233,030,863#)	233,030,863

	Liabilities in Excess of Other Assets — (2.1)%	(4,881,403)

	TOTAL NET ASSETS — 100.0%	$228,149,460

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2011.
(b)	Rate shown represents yield-to-maturity.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments will be valued at amortized cost. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange.

Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers will be valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations will be determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less will be valued at cost. Term repurchase agreements maturing in more than seven days will be valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by the Consulting Group, a division of Consulting Group Advisory Services LLC.

When market quotations are not readily available or are determined to be unreliable by a valuation committee set up by the Manager and approved by the Board of Trustees (“Valuation Committee”), the Funds will price such securities pursuant to fair value procedures adopted by the Board of Trustees. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV. The Board has authorized the use of an independent pricing service to fair value foreign securities in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Trust’s Valuation Committee.

The relevant authoritative accounting guidance defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. The Accounting Standards Codification (“ASC”) 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds (observable inputs) and (2) the funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

	Total Fair Value at November 30, 2011	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$271,065,540	$271,065,540	$—	$—
Consumer Staples	51,957,839	51,957,839	—	—
Energy	172,387,528	172,387,528	—	—
Financials	37,437,926	37,437,926	—	—
Health Care	163,077,512	163,077,512	—	—
Industrials	186,601,542	186,601,542	—	—
Information Technology	552,735,035	552,735,035	—	—
Materials	48,695,417	48,695,417	—	—
Telecommunication Services	33,946,523	33,946,523	—	—
Short-term:
Money Market Fund	9,700,202	9,700,202	—	—
Time Deposits	44,186,122	—	44,186,122	—

Total Investments, at value	$1,571,791,186	$1,527,605,064	$44,186,122	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$68,276,471	$68,276,471	$—	$—
Consumer Staples	110,414,684	110,414,684	—	—
Energy	173,735,835	173,735,835	—	—
Financials	178,960,195	178,960,195	—	—
Health Care	157,250,594	157,250,594	—	—
Industrials	134,934,861	134,934,861	—	—
Information Technology	140,766,526	140,766,526	—	—
Materials	40,337,604	40,337,604	—	—
Telecommunication Services	44,888,816	44,888,816	—	—
Utilities	40,603,912	40,603,912	—	—
Short-term:
Money Market Fund	15,581,016	15,581,016	—	—
Time Deposits	20,800,153	—	20,800,153	—

Total Investments, at value	$1,126,550,667	$1,105,750,514	$20,800,153	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$38,680,145	$38,680,145	$—	$—
Energy	20,986,067	20,986,067	—	—
Financials	11,576,844	11,576,844	—	—
Health Care	45,022,221	45,022,221	—	—
Industrials	48,279,406	48,279,406	—	—
Information Technology	80,521,571	80,521,571	—	—
Materials	8,181,364	8,181,364	—	—
Short-term:
Money Market Fund	42,958,242	42,958,242	—	—
Time Deposits	9,959,845	—	9,959,845	—

Total Investments, at value	$306,165,705	$296,205,860	$9,959,845	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$29,642,814	$29,642,814	$—	$—
Consumer Staples	7,785,351	7,785,351	—	—
Energy	13,390,130	13,390,130	—	—
Financials	39,335,082	39,335,082	—	—
Health Care	8,546,015	8,546,015	—	—
Industrials	43,691,451	43,691,451	—	—
Information Technology	15,201,118	15,201,118	—	—
Materials	24,685,223	24,685,223	—	—
Telecommunication Services	1,056,464	1,056,464	—	—
Utilities	8,136,023	8,136,023	—	—
Short-term:
Money Market Fund	8,140,369	8,140,369	—	—
Time Deposits	1,331,823	—	1,331,823	—

Total Investments, at value	$200,941,863	$199,610,040	$1,331,823	$—

	Total Fair Value at November 30, 2011	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)
International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$68,957,642	$—	$68,910,786	$46,856
Japan	43,443,609	182,072	43,261,537	—
Switzerland	32,135,724	—	32,135,724	—
Germany	31,588,277	—	31,588,277	—
France	25,102,322	15,631	25,086,691	—
Netherlands	16,148,726	2,697,054	13,451,672	—
Canada	15,241,139	15,241,139	—	—
Hong Kong	11,704,959	—	11,704,959	—
China	10,769,495	1,967,329	8,802,166	—
Other Countries	86,276,650	31,178,807	55,097,843	—
Preferred Stocks:
Germany	1,840,847	—	1,840,847	—
Australia	8,990	8,990	—	—
Italy	8,065	—	8,065	—
Rights:
Australia	174,580	—	—	174,580
Warrants:
Luxembourg	561,317	561,317	—	—
Short-term:
Money Market Fund	5,529,093	5,529,093	—	—
Time Deposits	14,107,886	—	14,107,886	—

Total Investments, at value	$363,599,321	$57,381,432	$305,996,453	$221,436

Other Financial Instruments
Forward Foreign Currency Contracts	$65,490	$—	$65,490	$—

Total Other Financial Instruments	$65,490	$—	$65,490	$—

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$126,333,896	$126,333,896	$—	$—
South Korea	110,994,794	9,994,632	101,000,162	—
China	78,043,547	10,754,720	67,288,827	—
Russia	66,915,170	31,688,879	35,226,291	—
South Africa	61,178,241	8,537,233	52,641,008	—
Taiwan	34,751,641	10,954,086	23,797,555	—
Indonesia	32,779,684	9,655,995	23,123,689	—
Mexico	30,382,297	30,382,297	—	—
Turkey	20,677,463	2,788,982	17,888,481	—
Other Countries	122,093,508	69,076,956	53,016,552	—
Preferred Stocks:
Brazil	11,855,615	11,855,615	—	—
South Korea	1,228,206	—	1,228,206	—
Russia	559,680	—	559,680	—
Exchange-Traded Securities (ETFs):
United States	11,161,398	11,161,398	—	—
Short-term:
Money Market Fund	20,982,888	20,982,888	—	—
Time Deposits	39,086,539	—	39,086,539	—

Total Investments, at value	$769,024,567	$354,167,577	$414,856,990	$—

Other Financial Instruments
Forward Foreign Currency Contracts	$(25,135)	$—	$(25,135)	$—
Futures Contracts	306,213	306,213	—	—

Total Other Financial Instruments	$281,078	$306,213	$(25,135)	$—

	Total Fair Value at November 30, 2011	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)
Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$455,862,890	$—	$455,862,890	$—
Asset-Backed Securities	9,726,848	—	9,726,848	—
Collateralized Mortgage Obligations	170,838,019	—	170,838,019	—
Corporate Bonds & Notes	262,685,681	—	262,685,681	—
Municipal Bonds	23,945,307	—	23,945,307	—
Sovereign Bonds	47,650,844	—	47,650,844	—
U.S. Government & Agency Obligations	217,279,069	—	217,279,069	—
Common Stocks:
Energy	4,729	4,729	—	—
Preferred Stocks:
Consumer Discretionary	7,600	—	7,600	—
Warrants:
Consumer Discretionary	749	749	—	—
Energy	1,287	1,287	—	—
Purchased Option	17,250	17,250	—	—
Short-term:
Money Market Fund	70,118	70,118	—	—
Repurchase Agreements	49,800,000	—	49,800,000	—
Sovereign Bonds	6,872,908	—	6,872,908	—
Time Deposits	75,397,698	—	75,397,698	—
U.S. Government Agencies	58,845,266	—	58,845,266	—
U.S. Government Obligations	18,997,933	—	18,997,933	—

Total Investments, at value	$1,398,004,196	$94,133	$1,397,910,063	$—

Other Financial Instruments
Credit Default Swaps	$414,803	$—	$414,803	$—
Forward Foreign Currency Contracts	(1,530,150)	—	(1,530,150)	—
Forward Sale Commitments	(53,996,442)	—	(53,996,442)	—
Futures Contracts	(80,057)	(80,057)	—	—
Interest Rate Swaps	745,243	—	745,243	—
Options Contracts Written	(25,974)	(13,225)	(12,749)	—

Total Other Financial Instruments	$(54,472,577)	$(93,282)	$(54,379,295)	$—

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$100,487,245	$—	$100,487,245	$—
Hotels, Restaurants & Leisure	14	—	—	14
Collateralized Mortgage Obligations	3,413	—	3,413	—
Senior Loans	135,616	—	135,616	—
Common Stocks:
Consumer Discretionary	871,386	871,386	—	—
Energy	276,498	4,053	272,445	—
Industrials	43,133	43,133	—	—
Materials	38,401	38,401	—	—
Preferred Stocks:
Financials	484,451	403,114	81,337	—
Convertible Preferred Stocks:
Consumer Discretionary	451,012	451,012	—	—
Financials	421,600	421,600	—	—
Warrants:
Consumer Discretionary	109,281	101,816	7,465	—
Media	19,550	—	—	19,550
Energy	9,306	9,306	—	—
Financials	33,540	—	33,540	—
Industrials	3,308	—	3,308	—
Short-term:
Money Market Fund	1,580,542	1,580,542	—	—
Time Deposits	9,724,570	—	9,724,570	—

Total Investments, at value	$114,692,866	$3,924,363	$110,748,939	$19,564

	Total Fair Value at November 30, 2011	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)
International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$47,678,467	$—	$47,678,467	$—
Japan	37,346,235	—	37,346,235	—
Australia	31,954,152	—	31,954,152	—
France	19,695,007	—	19,695,007	—
Italy	14,769,021	—	14,769,021	—
Canada	13,337,617	—	13,337,617	—
Netherlands	11,197,974	—	11,197,974	—
Belgium	9,782,676	—	9,782,676	—
United Kingdom	8,560,389	—	8,560,389	—
Other Countries	7,562,116	—	7,562,116	—
Asset-Backed Securities	844,010	—	844,010	—
Collateralized Mortgage Obligations	12,903,843	—	12,903,843	—
Corporate Bonds & Notes:
United States	22,082,383	—	22,082,383	—
France	5,901,736	—	5,901,736	—
United Kingdom	5,762,378	—	5,762,378	—
Australia	5,443,291	—	5,443,291	—
Netherlands	5,100,698	—	5,100,698	—
Supranational	4,960,176	—	4,960,176	—
Luxembourg	2,962,575	—	2,962,575	—
Norway	2,321,474	—	2,321,474	—
Ireland	1,974,656	—	1,974,656	—
Other Countries	11,790,498	—	11,790,498	—
Mortgage-Backed Securities	22,017,105	—	22,017,105	—
Municipal Bonds	3,216,335	—	3,216,335	—
U.S. Government & Agency Obligations	12,543,676	—	12,543,676	—
Purchased Option	54,717	—	54,717	—
Short-term:
Corporate Note	799,405	—	799,405	—
Money Market Fund	204,000	204,000	—	—
Repurchase Agreements	5,100,000	—	5,100,000	—
Time Deposits	22,071,393	—	22,071,393	—
U.S. Government Obligations	13,085,841	—	13,085,841	—

Total Investments, at value	$363,023,844	$204,000	$362,819,844	$—

Other Financial Instruments
Credit Default Swaps	$(306,200)	$—	$(306,200)	—
Forward Foreign Currency Contracts	1,229,980	—	1,229,980	—
Forward Sale Commitments	(11,806,173)	—	(11,806,173)	—
Futures Contracts	(447,468)	(447,468)	—	—
Interest Rate Swaps	359,981	—	359,981	—
Options Contracts Written	(143,263)	—	(143,263)	—

Total Other Financial Instruments	$(11,113,143)	$(447,468)	$(10,665,675)	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds	$97,087,108	$—	$97,087,108	$—
Short-term:
Time Deposits	5,406,931	—	5,406,931	—

Total Investments, at value	$102,494,039	$—	$102,494,039	$—

Money Market Investments
Investments, at value
Short-term:
Certificates of Deposit	$2,501,150	$—	$2,501,150	$—
Commercial Paper	156,996,077	—	156,996,077	—
Time Deposits	741,694	—	741,694	—
U.S. Government Agencies	65,291,176	—	65,291,176	—
U.S. Government Obligations	7,500,766	—	7,500,766	—

Total Investments, at value	$233,030,863	$—	$233,030,863	$—

Significant transfers between Levels 1 and 2 included securities valued at $282,045,841 and $343,252,551 at November 30, 2011, in the International Equity Investments and Emerging Markets Equity Investments, respectively. Such transfers that were included in Level 2 at November 30, 2011, had previously been included in Level 1 at August 31, 2011. These changes were primarily the result of certain foreign securities using a systematic fair value model at November 30, 2011 but not the prior year end. There were no other funds with significant transfers between Level 1 and 2 at November 30, 2011.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2011, through November 30, 2011:

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Warrants	Convertible Preferred Stocks	Preferred Stocks	Rights
International Equity Investments
Balance as of August 31, 2011	$6,836	$—	$6,836	$—	$—	$—	$—	$—
Total realized gain (loss)	(74,608)	—	(74,608)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	81,589	—	81,656	—	—	—	—	(67)
Purchases	209,969	—	35,322	—	—	—	—	174,647
(Sales)	(2,350)		(2,350)	—	—		—	—
Balance as of November 30, 2011	$221,436	$—	$46,856	$—	$—	$—	$—	$174,580
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2011	$13,951	$—	$14,018	$—	$—	$—	$—	$(67)
Core Fixed Income Investments
Balance as of August 31, 2011	$—	$—	$—	$—	$—	$—	$—	$—
Total realized gain (loss)	(5,984)	—	—	—	—	(5,984)	—	—
Change in unrealized appreciation (depreciation)	5,985	—	—	—	—	5,985	—	—
(Sales)	(1)	—	—	—	—	(1)	—	—
Balance as of November 30, 2011	$—	$—	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2011	$—	$—	$—	$—	$—	$—	$—	$—
High Yield Investments
Balance as of August 31, 2011	$312,869	$4,584	$277,453	$14	$30,746	$—	$72	$—
Total realized gain (loss)	31,416	1,626	18,144	—	—	—	11,646	—
Accrued discounts/premiums	201	201	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	45,816	3,818	(5,008)	—	22,344	—	24,662	—
(Sales)	(61,340)	(6,816)	(18,144)	—	—	—	(36,380)	—
Transfers out of Level 3*	(309,398)	(3,413)	(272,445)	—	(33,540)	—	—	—
Balance as of November 30, 2011	$19,564	$—	$—	$14	$19,550	$—	$—	—
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2011	$19,550	$—	$—	$—	$19,550	$—	$—	$—

*	The transfers into and out of level 3 are not significant to the Fund. The value for the transfers are determined using ending value.

(b) Accounting for Derivative Instruments. Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

It also requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period end for each Fund are disclosed in Note 3 to these Financial Statements.

Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(ii) Options Contracts Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gain or loss at the termination of the swap.

(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap agreements fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due.

At November 30, 2011, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Loaned Securities

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$9,491,941	$9,700,202
Large Capitalization Value Equity Investments	15,196,277	15,581,016
Small Capitalization Growth Investments	41,972,529	42,958,242
Small Capitalization Value Equity Investments	7,954,667	8,140,369
International Equity Investments	5,323,607	5,529,093
Emerging Markets Equity Investments	19,865,251	20,982,888
Core Fixed Income Investments	68,775	70,118
High Yield Investments	1,548,795	1,580,542
International Fixed Income Investments	200,018	204,000

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The Proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund will account for dollar roll transactions as purchases and sales and will realize the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.

(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.

Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2011 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during such taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board.

(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments

At November 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation (Depreciation)

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$353,700,124	$(40,921,684)	$312,778,440
Large Capitalization Value Equity Investments	165,888,177	(55,468,471)	110,419,706
Small Capitalization Growth Investments	64,356,523	(14,301,594)	50,054,929
Small Capitalization Value Equity Investments	52,930,064	(8,027,514)	44,902,550
International Equity Investments	53,820,276	(19,530,770)	34,289,506
Emerging Markets Equity Investments	141,088,173	(51,907,557)	89,180,616
Core Fixed Income Investments	45,971,428	(32,081,998)	13,889,430
High Yield Investments	4,099,807	(8,400,655)	(4,300,848)
International Fixed Income Investments	14,161,582	(8,897,925)	5,263,657
Municipal Bond Investments	5,226,377	(178,413)	5,047,964

At November 30, 2011, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Emerging Markets Equity Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
FTSE/JSE Top 40 Index	77	12/11	$2,799,173	$256,075
Hang Seng China Enterprises Index	71	12/11	4,373,791	37,759
MSCI Taiwan Stock Index	87	12/11	2,143,680	12,379

Net Unrealized Gain on Open Futures Contracts				$306,213

Core Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	95	12/11	$23,623,531	$46,581
Euro-Bund	22	12/11	3,960,470	(32,286)
U.S. Treasury 10-Year Note	120	3/12	15,521,250	(86,250)
U.S. Treasury Long Bond	32	3/12	4,524,000	(38,500)
U.S. Ultra Bond	17	3/12	2,642,437	(63,664)

				(174,119)
Contracts to Sell:
U.S. Treasury 10-Year Note	125	3/12	16,167,969	79,485
U.S. Treasury 2-Year Note	171	3/12	37,705,500	(9,360)
U.S. Treasury 5-Year Note	164	3/12	20,113,063	23,937

				94,062

Net Unrealized (Loss) on Open Futures Contracts				$(80,057)

International Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro-Bund	122	12/11	$21,962,605	$(206,899)
Japan Government 10-Year Bond	21	12/11	38,370,537	(160,717)
U.S. Treasury 10-Year Note	122	3/12	15,779,937	(87,687)
United Kingdom Long Gilt	35	3/12	6,237,421	7,835

Net Unrealized (Loss) on Open Futures Contracts				$(447,468)

At November 30, 2011, International Fixed Income Investments had collateral held in the amount of $39,000 for the open future contracts.

At November 30, 2011, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

	Calls	Puts
Core Fixed Income Investments	$0	$17,524

International Fixed Income Investments	$0	$76,179

During the period ended November 30, 2011, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2011	86,200,146	$742,479
Options written	104	44,277
Options closed	(11,600,132)	(236,216)
Options expired	(38,700,072)	(313,211)

Options written, outstanding at November 30, 2011	35,900,046	$237,329

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2011	55,800,004	$249,865
Options written	17,000,000	155,391
Options closed	(24,700,004)	(238,696)
Options expired	(3,200,000)	(10,880)

Options written, outstanding at November 30, 2011	44,900,000	$155,680

At November 30, 2011, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Sell:
Euro	2,777,200	SSB	$3,736,799	12/23/11	$(28,598)
Euro	3,681,200	SSB	4,960,089	5/9/12	94,088

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$65,490

Emerging Markets Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
New Taiwan Dollar	52,500,000	BOA	$1,731,720	12/15/11	$(4,391)
South African Rand	18,000,000	SOG	2,210,016	12/15/11	(20,744)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(25,135)

Core Fixed Income Investments
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	4,547,000	UBS	$4,623,942	2/2/12	$(7,359)
Brazilian Real	1,911,500	JPM	1,041,846	2/15/12	(32,031)
Canadian Dollar	2,461,000	CSFB	2,408,160	2/16/12	(2,458)
Euro	162,000	JPM	218,042	1/17/12	(726)
Indian Rupee	104,670,403	JPM	1,961,247	7/12/12	(290,698)
Korean Won	3,126,004,600	UBS	2,726,195	2/27/12	(48,530)
Malaysian Ringgit	37,770	JPM	11,837	4/23/12	(616)
Mexican Peso	33,378,832	HSBC	2,431,182	3/15/12	(29,168)
New Taiwan Dollar	64,005,160	BCLY	2,112,823	1/11/12	(120,434)
Norwegian Krone	7,469,000	UBS	1,294,995	12/9/11	26,698
Yuan Renminbi	26,621,894	BCLY	4,174,544	2/13/12	36,211
Yuan Renminbi	2,758,061	DUB	432,488	2/13/12	4,663
Yuan Renminbi	1,914,000	HSBC	300,132	2/13/12	132
Yuan Renminbi	12,460,782	JPM	1,953,959	2/13/12	4,025
Yuan Renminbi	1,271,284	UBS	199,348	2/13/12	1,929
Yuan Renminbi	2,119,040	BCLY	332,540	6/1/12	63
Yuan Renminbi	2,668,930	BNP	418,833	6/1/12	(1,041)
Yuan Renminbi	7,449,727	DUB	1,170,958	2/1/13	(6,627)
Yuan Renminbi	3,117,681	GSC	490,041	2/1/13	(6,959)
Yuan Renminbi	5,093,517	JPM	800,606	2/1/13	(10,077)
Yuan Renminbi	1,000,000	DUB	157,576	8/5/13	(2,067)
Yuan Renminbi	1,161,380	UBS	183,005	8/5/13	(903)

					(485,973)

Contracts to Sell:
Australian Dollar	3,286,000	BCLY	3,366,341	12/1/11	(3,008)
Australian Dollar	23,025,000	GSC	23,587,950	12/1/11	(270,763)
Australian Dollar	2,186,000	JPM	2,239,447	12/1/11	(95,615)
Australian Dollar	28,497,000	WBK	28,979,214	2/2/12	(926,767)
Brazilian Real	4,568,591	HSBC	2,510,180	1/4/12	(126,733)
Canadian Dollar	15,286,000	RBC	14,960,358	2/9/12	42,611
Euro	13,155,000	JPM	17,705,820	1/17/12	163,840
Euro	5,149,729	CSFB	6,933,291	2/16/12	141,665
Japanese Yen	84,039,000	DUB	1,084,287	1/13/12	10,338
Pound Sterling	2,663,000	BCLY	4,181,046	12/8/11	69,475
Pound Sterling	4,065,000	JPM	6,382,257	12/8/11	(49,353)
Singapore Dollar	2,785	JPM	2,171	12/9/11	133

					(1,044,177)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					($1,530,150)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	186,000	JPM	$190,548	12/1/11	$1,987
Brazilian Real	404,501	UBS	224,007	12/2/11	(5,993)
Brazilian Real	417,377	HSBC	229,325	1/4/12	11,578
Brazilian Real	404,501	HSBC	220,900	2/2/12	(9,401)
Euro	345,000	BCLY	464,140	12/13/11	(10,899)
Euro	762,000	CSFB	1,025,146	12/13/11	14,505
Euro	3,350,000	JPM	4,506,874	12/13/11	(14,976)
Euro	51,000	RBC	68,612	12/13/11	(1,556)
Japanese Yen	10,669,000	DUB	137,653	1/13/12	191
Japanese Yen	57,755,000	UBS	745,166	1/13/12	(8,140)
Korean Won	869,574,146	UBS	758,357	2/27/12	(13,500)
Malaysian Ringgit	57,310	JPM	17,961	4/23/12	(934)
Mexican Peso	9,903,497	HSBC	721,331	3/15/12	(8,654)
New Taiwan Dollar	17,230,933	BCLY	568,797	1/11/12	(32,422)
New Taiwan Dollar	7,552,500	JPM	249,310	1/11/12	(690)
Pound Sterling	152,000	DUB	238,648	12/8/11	(1,053)
Pound Sterling	183,000	JPM	287,319	12/8/11	5,956
Pound Sterling	131,000	UBS	205,677	12/8/11	(47)
Singapore Dollar	992,160	JPM	773,442	12/9/11	(6,558)
Singapore Dollar	500,000	RBS	389,777	12/9/11	(23,925)
Singapore Dollar	1,740,521	UBS	1,356,830	12/9/11	(87,477)
Singapore Dollar	3,232,681	JPM	2,520,458	2/10/12	40,457
Yuan Renminbi	14,924,258	BCLY	2,342,054	6/1/12	443
Yuan Renminbi	3,000,000	HSBC	470,788	6/1/12	(354)
Yuan Renminbi	23,974,000	JPM	3,762,224	6/1/12	(37,776)
Yuan Renminbi	30,553,760	JPM	4,802,479	2/1/13	22,479
Yuan Renminbi	3,000,000	DUB	472,728	8/5/13	(6,200)
Yuan Renminbi	10,260,000	UBS	1,616,728	8/5/13	(7,975)
Yuan Renminbi	14,100,000	JPM	2,246,615	9/8/15	(49,802)

					(230,736)

Contracts to Sell:
Australian Dollar	692,000	BCLY	708,919	12/1/11	(14,519)
Australian Dollar	25,831,000	GSC	26,462,555	12/1/11	(303,760)
Australian Dollar	8,670,000	RBC	8,881,977	12/1/11	(93,198)
Australian Dollar	35,007,000	DUB	35,599,374	2/2/12	(1,132,181)
Brazilian Real	404,501	HSBC	224,007	12/2/11	9,202
Canadian Dollar	5,133,000	BCLY	5,023,650	2/9/12	(28,569)
Canadian Dollar	8,756,000	RBC	8,569,468	2/9/12	24,408
Euro	5,454,000	BCLY	7,337,460	12/13/11	31,962
Euro	24,362,000	CSFB	32,775,064	12/13/11	769,218
Euro	4,127,000	DUB	5,552,200	12/13/11	172,654
Euro	105,000	JPM	141,260	12/13/11	2,084
Euro	75,933,000	UBS	102,155,362	12/13/11	1,574,411
Japanese Yen	1,755,897,000	BCLY	22,654,906	1/13/12	234,863
Japanese Yen	1,234,609,000	DUB	15,929,152	1/13/12	151,867
New Taiwan Dollar	24,783,433	JPM	818,106	1/11/12	1,181
Norwegian Krone	7,518,000	UBS	1,303,491	12/9/11	(26,873)
Pound Sterling	4,250,000	BCLY	6,672,717	12/8/11	110,878
Pound Sterling	76,000	JPM	119,324	12/8/11	(923)
Pound Sterling	2,931,000	UBS	4,601,819	12/8/11	18,782
Singapore Dollar	3,232,681	JPM	2,520,049	12/9/11	(40,771)

					1,460,716

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$1,229,980

At November 30, 2011, Core Fixed Income Investments held the following interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Market Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	BCLY	AUD	1,500,000	$90,309	$(7,490)	$97,799
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	DUB	AUD	1,000,000	60,206	(4,460)	64,666
Pay	BRL-CDI-Compounded	12.510%	1/2/2014	BCLY	BRL	3,200,000	79,165	3,263	75,902
Pay	BRL-CDI-Compounded	12.555%	1/2/2014	HSBC	BRL	3,000,000	75,598	4,785	70,813
Pay	BRL-CDI-Compounded	10.530%	1/2/2014	HSBC	BRL	8,000,000	49,173	4,095	45,078
Pay	BRL-CDI-Compounded	10.770%	1/2/2014	UBS	BRL	7,200,000	61,331	23,700	37,631
Pay	BRL-CDI-Compounded	10.380%	1/2/2014	UBS	BRL	2,000,000	11,283	5,948	5,335
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL	2,100,000	46,327	6,189	40,138
Pay	BRL-CDI-Compounded	11.960%	1/2/2014	GSC	BRL	18,800,000	489,251	(17,858)	507,109
Pay	BRL-CDI-Compounded	11.990%	1/2/2014	BCLY	BRL	1,100,000	29,053	358	28,695
Pay	BRL-CDI-Compounded	12.120%	1/2/2014	HSBC	BRL	8,300,000	239,438	19,221	220,217
Pay	6-Month EUR-LIBOR,AAA	2.000%	3/21/2017	BCLY	EUR	4,600,000	(24,718)	(31,048)	6,330
Pay	Mexico Interbank TIIE, A	7.500%	6/2/2021	UBS	MXN	43,300,000	243,778	135,498	108,280
Receive	3-Month USD-LIBOR, AA+	3.927%	5/15/2041	BCLY	USD	1,350,000	(333,741)	—	(333,741)
Receive	3-Month USD-LIBOR, AA+	1.800%	10/13/2016	MSC	USD	5,500,000	(150,285)	(102,814)	(47,471)
Receive	3-Month USD-LIBOR, AA+	3.000%	8/26/2021	BCLY	USD	1,500,000	(123,532)	(94,582)	(28,950)
Receive	3-Month USD-LIBOR, AA+	3.000%	11/16/2021	RBS	USD	2,100,000	(152,588)	—	(152,588)

							$690,048	$(55,195)	$745,243

At November 30, 2011, Core Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at November 30, 2011 (3)	Currency	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp., BB	(1.300%)	3/20/2014	DUB	1.355%	USD	$200,000	$(937)	$2,110	$(3,047)
Embarq Corp., BB	(1.425%)	3/20/2014	DUB	1.355%	USD	600,000	(2,668)	—	(2,668)
Embarq Corp., BB	(1.270%)	3/20/2014	DUB	1.355%	USD	600,000	(374)	—	(374)
Embarq Corp., BB	(1.250%)	3/20/2014	DUB	1.355%	USD	1,200,000	(155)	—	(155)
Foster’s Finance Corp., BBB	(2.140%)	12/20/2014	BCLY	0.774%	USD	2,400,000	(109,078)	—	(109,078)
Goodrich Corp., BBB+	(0.510%)	9/20/2016	DUB	0.300%	USD	300,000	(3,287)	—	(3,287)
HSBC Finance Corp., A	(0.165%)	12/20/2013	BNP	2.065%	USD	300,000	10,590	—	10,590
Race Point CLO, B+	(4.030%)	4/15/2020	BOA	13.673%	USD	1,100,000	321,489	8,250	313,239
Race Point CLO, BB+	(1.950%)	4/15/2020	BOA	9.122%	USD	800,000	186,261	2,800	183,461
Saratoga CLO I Ltd., BB+	(1.880%)	12/15/2019	BOA	7.371%	USD	1,000,000	303,914	7,500	296,414

							$705,755	$20,660	$685,095

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at November 30, 2010 (3)	Currency	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial Inc., B+	3.570%	9/20/2017	BOA	6.878%	USD	$2,800,000	$(346,072)	$—	$(346,072)

							$(346,072)	$—	$(346,072)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Refenrece Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX HY14 5 Year Index, B-	(5.000%)	6/20/2015	BCLY	USD	$5,148,000	$210,458	$77,220	$133,238
Dow Jones CDX HY15 5 Year Index, B-	(5.000%)	12/20/2015	BCLY	USD	3,960,000	205,351	178,200	27,151
Dow Jones CDX IG10 10 Year Index, BAA+	(1.500%)	6/20/2018	CSFB	USD	5,130,400	(3,346)	46,248	(49,594)
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	BCLY	USD	29,760	(95)	49	(144)
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	CSFB	USD	3,571,200	(11,399)	(4,889)	(6,510)
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	BCLY	USD	4,743,200	178,013	211,279	(33,266)

						$578,982	$508,107	$70,875

Credit Default Swaps on Credit Indices - Sell Protection (2)

Refenrece Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX IG16 5 Year Index, BAA+	1.000%	6/20/2016	BCLY	USD	8,600,000	$(72,640)	$(77,545)	$4,905

						$(72,640)	$(77,545)	$4,905

At November 30, 2011, International Fixed Income Investments held the following interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Market Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	10.450%	1/2/2013	HSBC	BRL	10,700,000	$32,318	$(7,432)	$39,750
Pay	BRL-CDI-Compounded	10.990%	1/2/2012	GSC	BRL	400,000	2,900	827	2,073
Pay	BRL-CDI-Compounded	11.360%	1/2/2012	HSBC	BRL	1,900,000	19,256	8,488	10,768
Pay	BRL-CDI-Compounded	11.910%	1/2/2013	BCLY	BRL	8,900,000	168,505	40,775	127,730
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL	8,200,000	180,893	5,340	175,553
Pay	6-Month EUR-LIBOR, AAA	2.000%	6/15/2012	CSFB	EUR	19,400,000	67,249	61,814	5,435
Pay	6-Month JPY-LIBOR, AA-	1.043%	12/20/2015	GSC	JPY	870,000,000	521,884	126,714	395,170
Pay	6-Month JPY-LIBOR, AA-	1.500%	12/21/2021	RBS	JPY	410,000,000	209,626	110,980	98,646
Pay	3-Month SEK-STIBOR-SIDE, AAA	4.500%	3/18/2014	GSC	SEK	1,000,000	11,072	(1,040)	12,112
Receive	3-Month USD-LIBOR, AA+	3.000%	6/15/2018	BCLY	USD	1,600,000	(150,757)	49,440	(200,197)
Receive	3-Month USD-LIBOR, AA+	1.800%	9/14/2016	RBS	USD	1,600,000	(45,281)	—	(45,281)
Receive	3-Month USD-LIBOR, AA+	3.000%	8/26/2021	BCLY	USD	3,600,000	(296,478)	(226,997)	(69,481)
Pay	3-Month USD-LIBOR, AA+	3.500%	6/15/2021	BCLY	USD	5,100,000	(692,176)	(561,496)	(130,680)
Pay	3-Month USD-LIBOR, AA+	3.500%	6/15/2021	CSFB	USD	2,300,000	(312,107)	(250,490)	(61,617)

							$(283,096)	$(643,077)	$359,981

At November 30, 2011, International Fixed Investments held the following credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at November 30, 2011 (3)	Currency	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp., B	(1.830%)	12/20/2017	RBS	13.886%	USD	$1,000,000	$333,074	$—	$333,074
Brazilian Government International, BBB	(1.000%)	9/20/2016	HSBC	1.598%	USD	1,800,000	45,879	24,469	21,410
Brazilian Government International, BBB	(1.000%)	9/20/2016	DUB	1.598%	USD	5,000,000	127,442	51,002	76,440
First Energy, BBB-	(0.940%)	6/20/2017	RBS	1.807%	USD	1,000,000	42,479	—	42,479
GATX Financial Corp., BBB	(0.605%)	3/20/2012	RBS	0.716%	USD	1,000,000	(656)	—	(656)
HSBC Financial Corp., Ltd., A	(0.500%)	6/20/2012	BSN	1.825%	USD	200,000	1,140	—	1,140
Istar Financial Inc., B+	(0.450%)	3/20/2012	CSFB	12.225%	USD	300,000	10,136	—	10,136
Limited Brands Inc., BB+	(3.550%)	9/20/2017	GSC	2.273%	USD	500,000	(37,119)	—	(37,119)
Macy’s Retail Holdings Inc., BBB-	(5.000%)	9/20/2014	BNP	0.669%	USD	650,000	(85,019)	(67,377)	(17,642)
Marsh & McLennan Cos., Inc., BBB-	(0.670%)	9/20/2014	DUB	0.415%	USD	1,000,000	(8,491)	—	(8,491)
Pearson Dollar Finance PLC, BBB+	(1.000%)	6/20/2014	BNP	0.354%	USD	1,000,000	(18,498)	(13,718)	(4,780)
Starwood Hotels & Resorts World, BB+	(1.490%)	6/20/2018	BOA	2.027%	USD	1,000,000	28,291	—	28,291
Tate & Lyle International Finance PLC, BBB	(0.510%)	12/20/2014	DUB	0.695%	USD	100,000	456	—	456
UST Inc., BBB	(0.720%)	3/20/2018	GSC	0.367%	USD	500,000	(11,414)	—	(11,414)
XL Capital Finance Europe PLC, BBB+	(0.310%)	3/20/2012	BCLY	1.040%	USD	100,000	139	—	139

							$427,839	$(5,624)	$433,463

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at November 30, 2010 (3)	Currency	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
América Móvil SAB de CV, A-	1.000%	3/20/2012	DUB	0.822%	USD	$500,000	$1,273	$(1,265)	$2,538
Australia Government Bond, AAA	1.000%	3/20/2015	DUB	0.715%	USD	300,000	3,361	4,304	(943)
Australia Government Bond, AAA	1.000%	9/20/2015	UBS	0.765%	USD	400,000	4,300	9,263	(4,963)
Australia Government Bond, AAA	1.000%	3/20/2016	DUB	0.817%	USD	300,000	2,892	6,749	(3,857)
Banque Centrale de Tunisie SA, BBB-	1.000%	12/20/2016	HSBC	2.605%	USD	500,000	(36,309)	(35,206)	(1,103)
Banque Centrale de Tunisie SA, BBB-	1.000%	3/20/2016	BCLY	2.513%	USD	1,200,000	(70,821)	(46,659)	(24,162)
BP Capital Markets America Inc., A	1.000%	6/20/2012	BCLY	0.391%	EUR	300,000	2,180	(32,916)	35,096
Brazilian Government International, BBB	1.000%	12/20/2012	BNP	0.745%	USD	200,000	772	245	527
Brazilian Government International, BBB	1.000%	6/20/2021	DUB	1.896%	USD	900,000	(63,448)	(36,149)	(27,299)
Bundesrepublik Deutschland, AAA	0.250%	6/20/2016	HSBC	0.922%	USD	300,000	(8,742)	(4,964)	(3,778)
China Government International Bond, AA-	1.000%	3/20/2015	BCLY	1.205%	USD	900,000	(4,189)	10,214	(14,403)
China Government International Bond, AA-	1.000%	12/20/2016	DUB	1.475%	USD	300,000	(6,175)	(7,753)	1,578
Emirate of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	1.025%	USD	800,000	975	(20,483)	21,458
France Government Bond, AAA	0.250%	12/20/2016	GSC	1.965%	USD	2,000,000	(158,895)	(146,028)	(12,867)
France Government Bond, AAA	0.250%	6/20/2016	GSC	1.897%	USD	300,000	(20,867)	(13,153)	(7,714)
France Government Bond, AAA	0.250%	9/20/2016	GSC	1.897%	USD	2,600,000	(193,887)	(140,882)	(53,005)
Gazprom OAO Via Gazprom International, BBB+	1.000%	12/20/2012	HSBC	1.783%	USD	100,000	(626)	(1,177)	551
Gazprom OAO, BBB	0.610%	5/20/2012	BOA	1.550%	USD	200,000	(859)	—	(859)
Japan Government 20 Year Bond, AA-	1.000%	3/20/2015	DUB	1.200%	USD	1,500,000	1,849	11,496	(9,647)
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	BCLY	1.200%	USD	200,000	(1,258)	2,676	(3,934)
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	GSC	1.200%	USD	4,300,000	(27,052)	(46,371)	19,319
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	RBS	1.200%	USD	6,600,000	(41,521)	15,542	(57,063)
Mexico Government International, BBB	1.000%	12/20/2012	GSC	0.550%	USD	300,000	1,749	773	976
Mexico Government International, BBB	1.000%	12/20/2012	JPM	0.550%	USD	700,000	4,081	1,718	2,363
Petróleo Brasileiro SA, BBB	1.000%	12/20/2012	HSBC	1.070%	USD	400,000	505	(237)	742
Petróleo Brasileiro SA, BBB	1.000%	9/20/2012	DUB	1.069%	USD	1,000,000	1,442	(12,405)	13,847
Russian Foreign Bond - Eurobond, BBB	1.000%	12/20/2016	HSBC	2.450%	USD	100,000	(6,596)	(6,907)	311
Spain Government Bond, AA-	1.000%	6/20/2016	DUB	4.017%	USD	8,900,000	(1,032,579)	(536,805)	(495,774)
Spain Government Bond, AA-	1.000%	6/20/2016	GSC	4.017%	USD	400,000	(46,408)	(24,417)	(21,991)
Spain Government Bond, AA-	1.000%	6/20/2016	HSBC	4.017%	USD	400,000	(46,408)	(26,732)	(19,676)
U.S. Treasury Notes, AA+	0.250%	9/20/2012	UBS	0.281%	EUR	600,000	201	(5,778)	5,979
U.S. Treasury Notes, AA+	0.250%	9/20/2012	SOG	0.281%	EUR	200,000	67	(1,640)	1,707
U.S. Treasury Notes, AA+	0.250%	6/20/2016	BNP	0.507%	EUR	700,000	(10,087)	(7,057)	(3,030)

							$(1,751,080)	$(1,092,004)	$(659,076)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Refenrece Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX EM14 Index, BA+	5.000%	12/20/2015	GSC	USD	2,000,000	186,335	271,000	(84,665)
Dow Jones CDX EM16 Index, BA+	5.000%	12/20/2016	BCLY	USD	800,000	78,078	74,000	4,078

						$264,413	$345,000	$(80,587)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:		Currency Abbreviation:
BCLY	Barclays Bank PLC	WBK	Westpac Banking Corp.
BBH	Brown Brothers Harriman & Co.	AUD	Australian Dollar
BNP	BNP Paribas Bank	BRL	Brazilian Real
BOA	Bank of America	EUR	Euro Dollar
BSN	Bank of Nova Scotia	JPY	Japanese Yen
CSFB	Credit Suisse Securities (USA) LLC	MXN	Mexican Peso
DUB	Deutsche Bank AG	SEK	Swedish Krona
GSC	Goldman Sachs & Co.	USD	United States Dollar
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SOG	Société Générale
SSB	State Street Corp.
UBS	UBS Securities LLC

At November 30, 2011, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation of $1,160,046 and $53,781, respectively, from swap contracts.

At November 30, 2011, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the net amount of $1,914,000 and $4,257,000, respectively, for the open swaps contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ James F. Walker
James F. Walker
Chief Executive Officer

Date: January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Walker
James F. Walker
Chief Executive Officer

Date: January 24, 2012

By:	/s/ Marc Gordon
Marc Gordon
Chief Financial Officer

Date: January 24, 2012